UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

Life Funds
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Life Funds
June 30, 2023
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Ticker
22.1
TIAA-CREF Life Growth Equity Fund TLGQX
22.2
TIAA-CREF Life Growth & Income Fund TLGWX
22.3
TIAA-CREF Life Large-Cap Value Fund TLLVX
22.4
TIAA-CREF Life Real Estate Securities Fund TLRSX
22.5
TIAA-CREF Life Small-Cap Equity Fund TLEQX
22.6
TIAA-CREF Life Social Choice Equity Fund TLCHX
22.7
TIAA-CREF Life Stock Index Fund TLSTX
22.8
TIAA-CREF Life International Equity Fund TLINX
22.9
TIAA-CREF Life Core Bond Fund TLBDX
23.01
TIAA-CREF Life Money Market Fund TLMXX
23.1
TIAA-CREF Life Balanced Fund TLBAX

Table of Contents
Market Review 3
Important Notices 5
About the Funds’ Benchmarks 6
Fund Performance 8
Expense Examples 19
Portfolios of Investments 23
Statement of Assets and Liabilities 133
Statement of Operations 135
Statement of Changes in Net Assets 137
Financial Highlights 141
Notes to Financial Statements 147
Additional Fund Information 159
Approval of Investment Management Agreement 160
Liquidity Risk Management Program 167
Additional Information About Index Providers 168

Market Review
Brad Finkle
Domestic and international stock markets advanced for the six-month period despite pressure from global inflation and rising interest rates. Both the U.S.
economy and the economy of the 19-nation euro area expanded in the first quarter of 2023; however, the pace of growth slowed. China’s economic growth accelerated as the country’s severe COVID-19 restrictions were relaxed. Central banks around the world reacted to inflation concerns by tightening monetary policies. During the period, the U.S. Federal Reserve increased the federal funds target rate three times to 5.00%–5.25% before pausing in June 2023. The European Central Bank and the Bank of England also continued to raise their benchmark interest rates.
Returns for the eight TIAA-CREF Life Funds that invest primarily in stocks ranged from 31.7% for the Growth Equity Fund to 3.5% for the Real Estate Securities
Fund.
The Balanced Fund rose 9.5%, the Core Bond Fund gained 2.7%, and the Money
Market Fund returned 2.3%.
Most of the TIAA-CREF Life Funds outperformed their respective benchmarks for the six-month period.
TIAA-CREF Life Funds performance review
In a positive period for financial markets, all of the TIAA-CREF Life Funds posted gains. Overall, stocks surpassed bonds, and domestic equities outperformed foreign stocks.
The Growth Equity Fund posted a gain of 31.7% and surpassed the Russell
1000® Growth Index. The Growth & Income Fund rose 23.1% and outpaced the
S&P 500® Index. The Stock Index Fund advanced 16.1%. The Social Choice Equity
Fund, which does not invest in certain stocks because of environmental, social and governance criteria, returned 12.5%. Both funds trailed the Russell 3000® Index.
The International Equity Fund, which invests in developed foreign markets, returned 12.0% and outperformed the MSCI EAFE® Index. The Small-Cap Equity
Fund returned 9.3%, surpassing the Russell 2000® Index. The Large-Cap Value
Fund’s return of 6.4% exceeded the performance of the Russell 1000 Value Index.
The Real Estate Securities Fund returned 3.5%, outpacing the FTSE Nareit All
Equity REITs Index.
The Balanced Fund, which invests in both stock and bond funds, returned
9.5%, surpassing its composite benchmark. The Core Bond Fund’s 2.7% return outperformed the performance of the Bloomberg U.S. Aggregate Bond Index. The
Money Market Fund rose 2.3% and outperformed the iMoneyNet Money Fund
Averages™—All Government.
Stocks and bonds posted gains
For the six-month period, domestic equities, as measured by the Russell 3000
Index, returned 16.2%. Foreign stocks, as represented by the MSCI EAFE Index, returned 11.7%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 2.1%. Yields on U.S. fixed-
income securities rose across most maturities, resulting in lower bond prices
(bond yields move in the opposite direction of prices). However, spreads tightened as the U.S. economy remained resilient, enhancing total returns.
Keeping long-term goals in mind
The strong performance of the financial markets in the first half of 2023 gave most investors a sigh of relief after enduring substantial losses in 2022. Yet, despite the positive trajectory of stocks and bonds, we remain mindful of the uncertainty still surrounding the future direction of interest rates, as well as potential shifts in global economic data and ongoing geopolitical events.

Market Review
(continued)

It would have been difficult to predict such a turnaround at the end of last year. Likewise, no one knows for certain where markets are headed for the remainder of 2023 and beyond. Yet, lessons of the recent past reinforce our belief that a well-
balanced and diversified portfolio of stocks, bonds and other assets, managed by professionals, is a wise course of action for all market conditions. Please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842 2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices

Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s December 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.tiaa.org.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended June 30, 2024.

About the Funds’ Benchmarks

Equity indexes
Broad market indexes
Russell 3000®Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE®Index : An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500®Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000®Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap index
Russell 2000®Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Specialty equity index
FTSE Nareit All Equity REITs Index: An index designed to measure the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Fixed-income index
Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Multi-asset class indexes
Composite benchmark
The Balanced Fund Composite Index is a composite of three unmanaged indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE
Index), and fixed income (Bloomberg U.S. Aggregate Bond Index). The Fund’s composite benchmark combines those public indexes in proportions that reflect the Fund’s target market sector allocations.
Broad market index
The Morningstar Moderately Conservative Target Risk Index has a 40% global equity market exposure based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderately
Conservative Target Risk Index reflect a multi-asset class exposure and similar risk profile as the Balanced Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.
FTSE International Limited (“FTSE”) © FTSE 2023. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Growth Equity Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Growth Equity Fund
4/3/00 31 .67% 28 .70% 11 .69% 14 .64% 0 .56% 0 .52%
Russell 1000® Growth Index – 29 .02 27 .11 15 .14 15 .74 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
146.77
million
Portfolio turnover rate
*
27%
Number of holdings 76
Weighted median market
capitalization $362.43 billon
Price/earnings ratio (weighted
12-month trailing average)
†
45.5
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 36.8
Consumer discretionary 18.1
Communication services 10.9
Health care 10.4
Financials 7.2
Industrials 7.0
Consumer staples 5.1
Materials 1.2
Energy 1.2
Short-term investments 3.6
Other assets & liabilities, net -1.5
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
87.0
More than $15 billion-$50 billion
11.8
More than $2 billion-$15 billion
1.0
$2 billion or less
0.2
Total 100.0

Growth & Income Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Growth & Income Fund
4/3/00 23 .05% 24 .36% 10 .80% 12 .31% 0 .54% 0 .52%
S&P 500® Index – 16 .89 19 .59 12 .31 12 .86 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
177.08
million
Portfolio turnover rate
*
36%
Number of holdings 54
Weighted median market
capitalization $301.36 billon
Price/earnings ratio (weighted
12-month trailing average)
†
23.1
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 31.6
Financials 15.1
Health care 13.8
Consumer discretionary 10.3
Communication services 7.8
Industrials 6.1
Energy 5.2
Materials 3.4
Utilities 2.8
Consumer staples 2.2
Real estate 1.7
Other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
75.5
More than $15 billion-$50 billion
21.6
More than $2 billion-$15 billion
2.9
Total 100.0

Large-Cap Value Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Large-Cap Value Fund
10/28/02 6 .39% 15 .90% 7 .84% 8 .71% 0 .60% 0 .52%
Russell 1000® Value Index – 5 .12 11 .54 8 .11 9 .22 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
77.57
million
Portfolio turnover rate
*
15%
Number of holdings 86
Weighted median market
capitalization $129.43 billon
Price/earnings ratio (weighted
12-month trailing average)
†
16.5
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Financials 22.2
Health care 17.1
Industrials 14.0
Information technology 11.3
Energy 8.7
Consumer staples 6.1
Materials 5.0
Consumer discretionary 4.7
Communication services 4.4
Utilities 3.4
Real estate 1.3
Short-term investments 2.5
Other assets & liabilities, net -0.7
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
83.0
More than $15 billion-$50 billion
14.5
More than $2 billion-$15 billion
2.5
Total 100.0

Real Estate Securities Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Real Estate Securities Fund
10/28/02 3 .51% - 3 .72% 5 .27% 7 .30% 0 .63% 0 .57%
FTSE Nareit All Equity REITs Index – 2 .97 - 4 .39 4 .78 6 .81 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
67.87
million
Portfolio turnover rate
*
7%
Number of holdings 40
Weighted median market
capitalization $26.48 billon
Price/earnings ratio (weighted
12-month trailing average)
†
34.4
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Retail REITs 16.8
Industrial REITs 14.7
Multi-family residential REITs 11.6
Telecom tower REITs 10.6
Data center REITs 9.6
Single-family residential REITs 9.2
Health care REITs 6.9
Other specialized REITs 5.1
Self storage REITs 4.6
Industrial REITs 4.5
Timber REITs 1.9
Office REITs 1.8
Hotel & resort REITs 1.5
Hotel & resort REITs 1.0
Short-term investments 0.6
Other assets & liabilities, net -0.4
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
27.8
More than $15 billion-$50 billion
42.9
More than $2 billion-$15 billion
29.3
Total 100.0

Small-Cap Equity Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Small-Cap Equity Fund
10/28/02 9 .25% 17 .11% 6 .19% 9 .53% 0 .66% 0 .53%
Russell 2000® Index – 8 .09 12 .31 4 .21 8 .26 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
62.64
million
Portfolio turnover rate
*
47%
Number of holdings 406
Weighted median market
capitalization $2.68 billon
Price/earnings ratio (weighted
12-month trailing average)
†
24.5
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Industrials 17.6
Financials 14.5
Health care 14.4
Information technology 13.9
Consumer discretionary 8.8
Energy 6.6
Real estate 6.2
Materials 4.8
Consumer staples 3.5
Communication services 3.4
Utilities 3.1
Short-term investments 3.2
Investments purchased with collateral
from securities lending 0.4
Other assets & liabilities, net -0.4
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $2 billion-$15 billion
63.9
$2 billion or less
36.1
Total 100.0

Social Choice Equity Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Social Choice Equity Fund
4/3/00 12 .52% 17 .85% 11 .24% 11 .57% 0 .29% 0 .22%
Russell 3000® Index – 16 .17 18 .95 11 .39 12 .34 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
84.83
million
Portfolio turnover rate
*
15%
Number of holdings 459
Weighted median market
capitalization $102.24 billon
Price/earnings ratio (weighted
12-month trailing average)
†
26.3
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 26.2
Health care 13.3
Financials 13.2
Industrials 11.7
Consumer discretionary 10.9
Consumer staples 6.3
Communication services 5.4
Energy 4.4
Materials 3.1
Real estate 2.5
Utilities 2.4
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.3
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
68.3
More than $15 billion-$50 billion
22.2
More than $2 billion-$15 billion
7.8
$2 billion or less
1.7
Total 100.0

Stock Index Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Stock Index Fund
1/4/99 16 .12% 18 .89% 11 .33% 12 .27% 0 .09% 0 .09%
Russell 3000® Index – 16 .17 18 .95 11 .39 12 .34 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
732.62
million
Portfolio turnover rate
*
1%
Number of holdings 2,838
Weighted median market
capitalization $131.89 billon
Price/earnings ratio (weighted
12-month trailing average)
†
26.3
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Information technology 26.3
Health care 13.3
Financials 12.8
Consumer discretionary 10.9
Industrials 9.9
Communication services 7.7
Consumer staples 6.1
Energy 4.1
Real estate 2.9
Materials 2.8
Utilities 2.5
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.2
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
68.3
More than $15 billion-$50 billion
17.7
More than $2 billion-$15 billion
11.9
$2 billion or less
2.1
Total 100.0

International Equity Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
International Equity Fund
4/3/00 11 .96% 19 .65% 3 .33% 5 .14% 0 .63% 0 .60%
MSCI EAFE® Index – 11 .67 18 .77 4 .39 5 .41 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
135.21
million
Portfolio turnover rate
*
11%
Number of holdings 68
Weighted median market
capitalization $72.14 billon
Price/earnings ratio (weighted
12-month trailing average)
†
14.0
*
The portfolio turnover rate covers the six-month period
from January 1, 2023–June 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 6/30/2023
Industrials 18.0
Health care 17.2
Financials 15.1
Consumer discretionary 10.7
Materials 9.9
Consumer staples 8.7
Energy 8.2
Information technology 5.4
Communication services 3.1
Utilities 2.0
Short-term investments 1.3
Other assets & liabilities, net 0.4
Total 100.0
Market capitalization
% of equity
investments as of
6/30/2023
More than $50 billion
73.4
More than $15 billion-$50 billion
24.4
More than $2 billion-$15 billion
2.2
Total 100.0
% of portfolio investments
as of 6/30/2023
Japan 21.3
France 13.3
Netherlands 10.6
United Kingdom 9.2
Germany 8.3
Australia 6.1
Denmark 5.3
Switzerland 5.0
United States 4.8
Italy 2.3
11 other nations 12.5
Short-term investments 1.3
Total 100.0

Core Bond Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Core Bond Fund
7/8/03 2 .70% 0 .34% 1 .08% 1 .92% 0 .42% 0 .35%
Bloomberg U.S. Aggregate Bond Index – 2 .09 - 0 .94 0 .77 1 .52 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
as of 6/30/2023
Net assets $
193.70
million
Portfolio turnover rate
*
49%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
48%
Number of issues 1,056
Option-adjusted duration
‡
6.16 years
Average maturity
§
9.94 years
*
The portfolio turnover rate covers the six-month
period from January 1, 2023–June 30, 2023, and
is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 6/30/2023
Corporate bonds
38.9
Government bonds
35.8
Structured assets
19.1
Bank loan obligations
4.0
Short-term investments 2.0
Investments purchased with collateral
from securities lending 1.7
Other assets & liabilities, net -1.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2023
Less than 1 year 4.7
1-3 years 12.5
3-5 years 13.3
5-10 years 41.1
Over 10 years 28.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2023
U.S. Treasury & U.S. agency securities* 32.3
Aaa/AAA 4.7
Aa/AA 8.5
A/A 15.1
Baa/BBB 26.7
Ba/BB 5.3
B/B 4.6
Below B/B 0.1
Non-rated 2.7
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.  Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Fund profile Portfolio composition Net annualized yield
Total return Average annual total return Annual operating expenses
*
Inception
date 6 months 1 year 5 years 10 years gross net
Money Market Fund
7/8/03 2 .33% 3 .68% 1 .45% 0 .90% 0 .21% 0 .15%
iMoneyNet Money Fund Averages™—All Government
§
– 2 .18 3 .43 1 .28 0 .76 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Beginning September 9, 2020, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.
as of 6/30/2023
Net assets $
135.04
million
Number of issues 76
% of net assets
as of 6/30/2023
U.S. government agency securities* 37.0
Repurchase agreements 35.1
Variable rate securities, government 23.6
U.S. Treasury securities* 9.8
Other assets & liabilities, net -5.5
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended June 27, 2023)
‡
Current
yield
Effective
yield
Money Market Fund 4 .98% 5 .11%
iMoneyNet Money
Fund Averages™—
All Government
§
4 .75 4 .86
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§
The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Balanced Fund

Performance as of June 30, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile
Asset Allocation
Target allocation
Total return Average annual total return
Annual operating
expenses
*#
Inception
date 6 months 1 year 5 years
since
inception gross net
Balanced Fund
1/31/14 9 .54% 10 .09% 5 .11% 5 .71% 0 .62% 0 .51%
Balanced Fund Composite Index
‡
– 8 .57 8 .89 5 .69 6 .00
§
– –
Broad market index
Morningstar Moderately Conservative Target Risk Index – 5 .53 5 .66 4 .01 4 .30
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on June 30, 2023, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; and
10.0% MSCI EAFE® Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Fund.
as of 6/30/2023
Net assets $
64.56
million
% of net assets
as of 6/30/2023
Equity
U.S. equity 40.52
International equity 10.05
Fixed income 49.34
Short-term investments 0.09
Other assets & liabilities, net 0.00
Total 100.00

Expense Examples
All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.
The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( January 1, 2023 – June 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
Growth Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,316.73
Expenses incurred during the period* $2.99
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.21
Expenses incurred during the period* $2.61
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Growth & Income Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,230.46
Expenses incurred during the period* $2.85
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.24
Expenses incurred during the period* $2.58
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Expense Examples
(continued)

Large-Cap Value Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,063.86
Expenses incurred during the period* $2.67
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.21
Expenses incurred during the period* $2.61
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Real Estate Securities Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,035.09
Expenses incurred during the period* $2.88
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,021.96
Expenses incurred during the period* $2.86
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.57%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Small-Cap Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,092.51
Expenses incurred during the period* $2.76
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.16
Expenses incurred during the period* $2.66
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.53%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Social Choice Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,125.16
Expenses incurred during the period* $1.16
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,023.70
Expenses incurred during the period* $1.10
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.22%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Stock Index Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,161.23
Expenses incurred during the period* $0.45
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.38
Expenses incurred during the period* $0.42
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.08%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
International Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,119.61
Expenses incurred during the period* $3.15
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,021.82
Expenses incurred during the period* $3.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.60%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Core Bond Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,027.00
Expenses incurred during the period* $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,023.05
Expenses incurred during the period* $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.35%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Money Market Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,023.28
Expenses incurred during the period* $0.75
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.05
Expenses incurred during the period* $0.75
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.15%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Expense Examples
(continued)

Balanced Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,095.37
Expenses incurred during the period* $0.54
Effective expenses incurred during the period
†
$2.67
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.28
Expenses incurred during the period* $0.53
Effective expenses incurred during the period
†
$2.58
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2023. The Fund's annualized six-month expense ratio for that period was 0.10%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratio for that period was 0.51%.

Portfolios of Investments
Growth Equity Fund June 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCKS - 97.9%
AUTOMOBILES & COMPONENTS - 1 .5%
8,221 * Tesla, Inc $ 2,152,011
TOTAL AUTOMOBILES & COMPONENTS 2,152,011
CAPITAL GOODS - 2 .8%
12,503 * Boeing Co 2,640,133
1,938 Deere & Co 785,258
4,634 Safran S.A. 726,193
TOTAL CAPITAL GOODS 4,151,584
COMMERCIAL & PROFESSIONAL SERVICES - 1 .8%
19,648 Experian Group Ltd 754,109
2,995 Verisk Analytics, Inc 676,960
8,191 Waste Connections, Inc 1,170,740
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,601,809
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 10 .3%
7,296 * Alibaba Group Holding Ltd (ADR) 608,122
100,232 * Amazon.com, Inc 13,066,243
16,739 TJX Companies, Inc 1,419,300
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 15,093,665
CONSUMER DURABLES & APPAREL - 1 .0%
1,539 Kering 849,834
90,000 Prada S.p.A 605,542
TOTAL CONSUMER DURABLES & APPAREL 1,455,376
CONSUMER SERVICES - 5 .3%
1,354 * Booking Holdings, Inc 3,656,247
28,594 * Carnival Corp 538,425
4,996 * Flutter Entertainment plc 1,004,131
22,247 * Las Vegas Sands Corp 1,290,326
12,689 Starbucks Corp 1,256,972
TOTAL CONSUMER SERVICES 7,746,101
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
4,250 Costco Wholesale Corp 2,288,115
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,288,115
ENERGY - 1 .2%
6,764 ConocoPhillips 700,818
3,389 Pioneer Natural Resources Co 702,133
3,292 Valero Energy Corp 386,152
TOTAL ENERGY 1,789,103
FINANCIAL SERVICES - 6 .8%
418 *,g Adyen NV 723,837
2,660 American Express Co 463,372
77,546 * Grab Holdings Ltd. 265,983
6,085 London Stock Exchange Group plc 647,647
32,500 * PayPal Holdings, Inc 2,168,725
2,390 S&P Global, Inc 958,127
20,298 Visa, Inc (Class A) 4,820,369
TOTAL FINANCIAL SERVICES 10,048,060

Growth Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 2 .4%
53,357 Davide Campari-Milano NV $ 739,486
28,072 * Monster Beverage Corp 1,612,456
6,400 PepsiCo, Inc 1,185,408
TOTAL FOOD, BEVERAGE & TOBACCO 3,537,350
HEALTH CARE EQUIPMENT & SERVICES - 6 .5%
4,903 * Align Technology, Inc 1,733,897
11,958 * Dexcom, Inc 1,536,723
4,041 Essilor International S.A. 762,012
6,502 * Intuitive Surgical, Inc 2,223,294
4,837 UnitedHealth Group, Inc 2,324,856
4,621 * Veeva Systems, Inc 913,710
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,494,492
HOUSEHOLD & PERSONAL PRODUCTS - 1 .1%
5,463 Estee Lauder Cos (Class A) 1,072,824
22,913 * Kenvue, Inc 605,361
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,678,185
INSURANCE - 0 .4%
11,172 American International Group, Inc 642,837
TOTAL INSURANCE 642,837
MATERIALS - 1 .2%
8,305 Corteva, Inc 475,877
3,350 Linde plc 1,276,618
TOTAL MATERIALS 1,752,495
MEDIA & ENTERTAINMENT - 10 .9%
57,037 * Alphabet, Inc (Class C) 6,899,766
22,527 * Match Group, Inc 942,755
22,858 * Meta Platforms, Inc 6,559,789
8,068 NetEase, Inc (ADR) 780,095
10,512 * ROBLOX Corp 423,633
4,083 * Walt Disney Co 364,530
TOTAL MEDIA & ENTERTAINMENT 15,970,568
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3 .9%
7,313 AbbVie, Inc 985,280
3,594 Amgen, Inc 797,940
13,530 * Avantor, Inc 277,906
9,081 Gilead Sciences, Inc 699,873
3,724 * Illumina, Inc 698,213
6,600 Novo Nordisk AS 1,066,162
6,556 Zoetis, Inc 1,129,009
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,654,383
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .4%
6,711 * Advanced Micro Devices, Inc 764,450
18,708 Applied Materials, Inc 2,704,054
3,861 Broadcom, Inc 3,349,147
5,608 Marvell Technology, Inc 335,246
15,773 NVIDIA Corp 6,672,295
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,825,192
SOFTWARE & SERVICES - 20 .7%
1,653 Accenture plc 510,083
3,843 * Atlassian Corp 644,894
3,819 * DocuSign, Inc 195,113
5,339 Intuit, Inc 2,446,276
46,231 Microsoft Corp 15,743,505
8,979 Oracle Corp 1,069,309
4,742 * Palo Alto Networks, Inc 1,211,628

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,295 Roper Technologies, Inc $ 1,103,436
17,879 * Salesforce, Inc 3,777,118
2,601 * ServiceNow, Inc 1,461,684
2,679 * Synopsys, Inc 1,166,463
4,526 * Workday, Inc 1,022,378
TOTAL SOFTWARE & SERVICES 30,351,887
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .7%
50,763 Apple, Inc 9,846,499
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,846,499
TRANSPORTATION - 2 .4%
61,693 * Uber Technologies, Inc 2,663,287
4,268 Union Pacific Corp 873,318
TOTAL TRANSPORTATION 3,536,605
TOTAL COMMON STOCKS 143,616,317
(Cost $84,619,060)
TOTAL LONG-TERM INVESTMENTS 143,616,317
(Cost $84,619,060)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.6%
REPURCHASE AGREEMENT - 3 .6%
$ 5,300,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 5,300,000
TOTAL REPURCHASE AGREEMENT 5,300,000
TOTAL SHORT-TERM INVESTMENTS 5,300,000
(Cost $5,300,000)
TOTAL INVESTMENTS - 101.5% 148,916,317
(Cost $89,919,060)
OTHER ASSETS & LIABILITIES, NET - (1.5)% (2,149,435)
NET ASSETS - 100.0% $ 146,766,882
ADR American Depositary Receipt
*
Non-income producing
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $5,300,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $5,406,063.

Growth & Income Fund June 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 3 .0%
52,710 BorgWarner, Inc $ 2,578,046
10,458 * Tesla, Inc 2,737,591
TOTAL AUTOMOBILES & COMPONENTS 5,315,637
BANKS - 1 .5%
63,069 Wells Fargo & Co 2,691,785
TOTAL BANKS 2,691,785
CAPITAL GOODS - 6 .1%
11,946 Dover Corp 1,763,827
9,138 Honeywell International, Inc 1,896,135
9,330 Hubbell, Inc 3,093,455
2,901 W.W. Grainger, Inc 2,287,700
15,087 Westinghouse Air Brake Technologies Corp 1,654,591
TOTAL CAPITAL GOODS 10,695,708
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7 .3%
53,087 * Amazon.com, Inc 6,920,422
9,477 Home Depot, Inc 2,943,935
13,459 Lowe's Companies, Inc 3,037,696
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,902,053
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .7%
2,103 Costco Wholesale Corp 1,132,213
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,132,213
ENERGY - 5 .2%
15,187 Chevron Corp 2,389,674
31,480 EOG Resources, Inc 3,602,571
30,134 Exxon Mobil Corp 3,231,872
TOTAL ENERGY 9,224,117
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .7%
26,221 Simon Property Group, Inc 3,028,001
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,028,001
FINANCIAL SERVICES - 9 .7%
9,911 American Express Co 1,726,496
10,845 Ameriprise Financial, Inc 3,602,275
22,157 Ares Management Corp 2,134,827
52,841 Bank of New York Mellon Corp 2,352,482
9,140 Mastercard, Inc (Class A) 3,594,762
15,919 Visa, Inc (Class A) 3,780,444
TOTAL FINANCIAL SERVICES 17,191,286
HEALTH CARE EQUIPMENT & SERVICES - 9 .3%
20,960 Abbott Laboratories 2,285,059
31,182 * Boston Scientific Corp 1,686,635
30,518 Cardinal Health, Inc 2,886,087
10,420 Cigna Corp 2,923,852
13,729 Laboratory Corp of America Holdings 3,313,220
7,083 UnitedHealth Group, Inc 3,404,373
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,499,226

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
5,555 Estee Lauder Cos (Class A) $ 1,090,891
10,403 Procter & Gamble Co 1,578,551
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,669,442
INSURANCE - 3 .9%
56,074 American International Group, Inc 3,226,498
28,796 * Arch Capital Group Ltd 2,155,381
7,792 Chubb Ltd 1,500,427
TOTAL INSURANCE 6,882,306
MATERIALS - 3 .4%
49,190 Corteva, Inc 2,818,587
5,847 Linde plc 2,228,175
24,584 Sealed Air Corp 983,360
TOTAL MATERIALS 6,030,122
MEDIA & ENTERTAINMENT - 7 .8%
35,818 * Alphabet, Inc (Class A) 4,287,415
32,383 * Alphabet, Inc (Class C) 3,917,371
19,698 * Meta Platforms, Inc 5,652,932
TOTAL MEDIA & ENTERTAINMENT 13,857,718
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .5%
47,929 Bristol-Myers Squibb Co 3,065,060
42,891 Merck & Co, Inc 4,949,192
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,014,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .4%
4,222 Broadcom, Inc 3,662,289
3,945 Lam Research Corp 2,536,083
15,420 NVIDIA Corp 6,522,968
17,691 QUALCOMM, Inc 2,105,937
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,827,277
SOFTWARE & SERVICES - 14 .1%
42,439 Microsoft Corp 14,452,177
47,302 Oracle Corp 5,633,195
11,254 * Palo Alto Networks, Inc 2,875,510
4,691 * Synopsys, Inc 2,042,508
TOTAL SOFTWARE & SERVICES 25,003,390
TECHNOLOGY HARDWARE & EQUIPMENT - 9 .1%
75,074 Apple, Inc 14,562,104
9,237 * Arista Networks, Inc 1,496,948
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,059,052
UTILITIES - 2 .8%
28,899 Alliant Energy Corp 1,516,619
15,863 American Electric Power Co, Inc 1,335,665
28,546 NextEra Energy, Inc 2,118,113
TOTAL UTILITIES 4,970,397
TOTAL COMMON STOCKS 176,993,982
(Cost $125,615,603)
TOTAL LONG-TERM INVESTMENTS 176,993,982
(Cost $125,615,603)
TOTAL INVESTMENTS - 100.0% 176,993,982
(Cost $125,615,603)
OTHER ASSETS & LIABILITIES, NET - 0.0% 87,142
NET ASSETS - 100.0% $ 177,081,124

Growth & Income Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
*
Non-income producing

Portfolio of Investments
Large-Cap Value Fund June 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.2%
BANKS - 8 .7%
47,421 Bank of America Corp $ 1,360,508
18,206 JPMorgan Chase & Co 2,647,882
5,776 PNC Financial Services Group, Inc 727,487
13,748 Truist Financial Corp 417,252
37,319 Wells Fargo & Co 1,592,775
TOTAL BANKS 6,745,904
CAPITAL GOODS - 11 .0%
2,928 Allegion plc 351,419
3,157 * Boeing Co 666,632
1,488 Deere & Co 602,923
5,588 Dover Corp 825,068
5,603 Eaton Corp 1,126,763
6,039 Honeywell International, Inc 1,253,092
7,490 Masco Corp 429,776
2,943 Parker-Hannifin Corp 1,147,888
17,041 Raytheon Technologies Corp 1,669,336
2,337 Trane Technologies plc 446,975
TOTAL CAPITAL GOODS 8,519,872
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
670 Home Depot, Inc 208,129
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 208,129
CONSUMER DURABLES & APPAREL - 1 .2%
150 * NVR, Inc 952,593
TOTAL CONSUMER DURABLES & APPAREL 952,593
CONSUMER SERVICES - 3 .2%
200 * Booking Holdings, Inc 540,066
7,305 Hilton Worldwide Holdings, Inc 1,063,243
2,987 McDonald's Corp 891,350
TOTAL CONSUMER SERVICES 2,494,659
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
8,814 Walmart, Inc 1,385,385
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,385,385
ENERGY - 8 .7%
8,265 Chevron Corp 1,300,498
13,967 ConocoPhillips 1,447,121
10,337 EOG Resources, Inc 1,182,966
17,267 Exxon Mobil Corp 1,851,886
8,020 Valero Energy Corp 940,746
TOTAL ENERGY 6,723,217
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .3%
8,483 Prologis, Inc 1,040,270
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,040,270
FINANCIAL SERVICES - 8 .7%
5,950 American Express Co 1,036,490
5,208 * Berkshire Hathaway, Inc (Class B) 1,775,928
1,120 BlackRock, Inc 774,077
12,140 Charles Schwab Corp 688,095

Large-Cap Value Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
8,513 * Fiserv, Inc $ 1,073,915
3,150 Goldman Sachs Group, Inc 1,016,001
3,179 Intercontinental Exchange Group, Inc 359,481
TOTAL FINANCIAL SERVICES 6,723,987
FOOD, BEVERAGE & TOBACCO - 2 .7%
9,882 Mondelez International, Inc 720,793
2,273 PepsiCo, Inc 421,005
9,422 Philip Morris International, Inc 919,776
TOTAL FOOD, BEVERAGE & TOBACCO 2,061,574
HEALTH CARE EQUIPMENT & SERVICES - 8 .8%
9,959 Abbott Laboratories 1,085,730
4,031 Cigna Corp 1,131,099
2,746 Elevance Health, Inc 1,220,020
3,535 HCA Healthcare, Inc 1,072,802
10,696 Medtronic plc 942,318
2,143 UnitedHealth Group, Inc 1,030,011
2,335 Zimmer Biomet Holdings, Inc 339,976
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,821,956
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
11,173 * Kenvue, Inc 295,191
6,235 Procter & Gamble Co 946,099
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,241,290
INSURANCE - 4 .8%
18,511 American International Group, Inc 1,065,123
6,210 Chubb Ltd 1,195,798
4,637 Marsh & McLennan Cos, Inc 872,127
11,051 Metlife, Inc 624,713
TOTAL INSURANCE 3,757,761
MATERIALS - 5 .0%
3,534 Celanese Corp (Series A) 409,237
8,536 Crown Holdings, Inc 741,523
12,288 DuPont de Nemours, Inc 877,855
3,790 Linde plc 1,444,293
1,575 Reliance Steel & Aluminum Co 427,754
TOTAL MATERIALS 3,900,662
MEDIA & ENTERTAINMENT - 3 .3%
4,154 * Alphabet, Inc (Class C) 502,509
27,966 Comcast Corp (Class A) 1,161,987
9,678 * Walt Disney Co 864,052
TOTAL MEDIA & ENTERTAINMENT 2,528,548
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .3%
4,124 AbbVie, Inc 555,626
16,869 Bristol-Myers Squibb Co 1,078,773
2,210 Danaher Corp 530,400
14,973 Johnson & Johnson 2,478,331
11,198 Merck & Co, Inc 1,292,137
14,251 Pfizer, Inc 522,727
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,457,994
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .3%
4,164 Analog Devices, Inc 811,189
5,931 Applied Materials, Inc 857,267
608 Broadcom, Inc 527,397
5,713 Intel Corp 191,043
696 Lam Research Corp 447,430
8,796 Micron Technology, Inc 555,116

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
3,478 NXP Semiconductors NV $ 711,877
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,101,319
SOFTWARE & SERVICES - 3 .5%
1,988 Accenture plc 613,457
2,452 Microsoft Corp 835,004
10,511 Oracle Corp 1,251,755
TOTAL SOFTWARE & SERVICES 2,700,216
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
17,015 Cisco Systems, Inc 880,356
7,821 TE Connectivity Ltd 1,096,191
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,976,547
TELECOMMUNICATION SERVICES - 1 .1%
6,358 * T-Mobile US, Inc 883,126
TOTAL TELECOMMUNICATION SERVICES 883,126
TRANSPORTATION - 3 .0%
15,994 *,†,b AMR Corporation 160
18,080 CSX Corp 616,528
5,069 Union Pacific Corp 1,037,219
3,843 United Parcel Service, Inc (Class B) 688,857
TOTAL TRANSPORTATION 2,342,764
UTILITIES - 3 .4%
8,129 Ameren Corp 663,895
7,976 American Electric Power Co, Inc 671,579
11,407 Dominion Energy, Inc 590,769
9,474 NextEra Energy, Inc 702,971
TOTAL UTILITIES 2,629,214
TOTAL COMMON STOCKS 76,196,987
(Cost $51,913,351)
TOTAL LONG-TERM INVESTMENTS 76,196,987
(Cost $51,913,351)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.5%
REPURCHASE AGREEMENT - 2 .5%
$ 1,935,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 1,935,000
TOTAL REPURCHASE AGREEMENT 1,935,000
TOTAL SHORT-TERM INVESTMENTS 1,935,000
(Cost $1,935,000)
TOTAL INVESTMENTS - 100.7% 78,131,987
(Cost $53,848,351)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (565,310)
NET ASSETS - 100.0% $ 77,566,677
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $1,935,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 2/29/28, valued at $1,973,753.

Real Estate Securities Fund June 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
DATA CENTER REITS - 9 .6%
21,800 Digital Realty Trust, Inc $ 2,482,366
5,150 Equinix, Inc 4,037,291
TOTAL DATA CENTER REITS 6,519,657
HEALTH CARE REITS - 6 .9%
40,500 Healthpeak Properties Inc 814,050
26,600 Ventas, Inc 1,257,382
32,200 Welltower, Inc 2,604,658
TOTAL HEALTH CARE REITS 4,676,090
HOTEL & RESORT REITS - 1 .5%
59,500 Host Hotels and Resorts, Inc 1,001,385
TOTAL HOTEL & RESORT REITS 1,001,385
HOTEL & RESORT REITS - 1 .0%
7,000 Ryman Hospitality Properties 650,440
TOTAL HOTEL & RESORT REITS 650,440
INDUSTRIAL REITS - 14 .7%
69,000 Prologis, Inc 8,461,470
25,400 Terreno Realty Corp 1,526,540
TOTAL INDUSTRIAL REITS 9,988,010
INDUSTRIAL REITS - 4 .5%
4,600 EastGroup Properties, Inc 798,560
43,700 Rexford Industrial Realty, Inc 2,282,014
TOTAL INDUSTRIAL REITS 3,080,574
MULTI-FAMILY RESIDENTIAL REITS - 11 .6%
16,100 AvalonBay Communities, Inc 3,047,247
20,700 Equity Residential 1,365,579
4,600 Essex Property Trust, Inc 1,077,780
39,700 Independence Realty Trust, Inc 723,334
10,900 Mid-America Apartment Communities, Inc 1,655,274
TOTAL MULTI-FAMILY RESIDENTIAL REITS 7,869,214
OFFICE REITS - 1 .8%
8,000 Alexandria Real Estate Equities, Inc 907,920
5,200 Boston Properties, Inc 299,468
TOTAL OFFICE REITS 1,207,388
OTHER SPECIALIZED REITS - 5 .1%
23,000 Gaming and Leisure Properties, Inc 1,114,580
75,800 VICI Properties, Inc 2,382,394
TOTAL OTHER SPECIALIZED REITS 3,496,974
RETAIL REITS - 16 .8%
9,700 Agree Realty Corp 634,283
48,600 Brixmor Property Group, Inc 1,069,200
69,400 Kimco Realty Corp 1,368,568
48,600 Kite Realty Group Trust 1,085,724
31,100 Realty Income Corp 1,859,469
26,500 Regency Centers Corp 1,636,905
30,000 Simon Property Group, Inc 3,464,400

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
RETAIL REITS—continued
7,900 Spirit Realty Capital, Inc $ 311,102
TOTAL RETAIL REITS 11,429,651
SELF STORAGE REITS - 4 .6%
3,500 Extra Space Storage, Inc 520,975
4,700 Life Storage, Inc 624,912
6,700 Public Storage, Inc 1,955,596
TOTAL SELF STORAGE REITS 3,101,483
SINGLE-FAMILY RESIDENTIAL REITS - 9 .2%
54,900 American Homes 4 Rent 1,946,205
29,700 Equity Lifestyle Properties, Inc 1,986,633
10,000 Invitation Homes, Inc 344,000
15,000 Sun Communities, Inc 1,956,900
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 6,233,738
TELECOM TOWER REITS - 10 .6%
22,400 American Tower Corp 4,344,256
15,500 Crown Castle International Corp 1,766,070
4,600 SBA Communications Corp 1,066,096
TOTAL TELECOM TOWER REITS 7,176,422
TIMBER REITS - 1 .9%
38,200 Weyerhaeuser Co 1,280,082
TOTAL TIMBER REITS 1,280,082
TOTAL COMMON STOCKS 67,711,108
(Cost $46,837,974)
TOTAL LONG-TERM INVESTMENTS 67,711,108
(Cost $46,837,974)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0 .6%
$ 415,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 415,000
TOTAL REPURCHASE AGREEMENT 415,000
TOTAL SHORT-TERM INVESTMENTS 415,000
(Cost $415,000)
TOTAL INVESTMENTS - 100.4% 68,126,108
(Cost $47,252,974)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (260,483)
NET ASSETS - 100.0% $ 67,865,625
REIT Real Estate Investment Trust
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $415,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 9/30/28, valued at $423,308.

Small-Cap Equity Fund June 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 96.8%
COMMON STOCKS - 96.8%
AUTOMOBILES & COMPONENTS - 1 .4%
6,334 Dana Inc $ 107,678
2,869 * Fox Factory Holding Corp 311,315
1,670 * Gentherm, Inc 94,372
14,617 * Goodyear Tire & Rubber Co 199,961
5,561 * Modine Manufacturing Co 183,624
TOTAL AUTOMOBILES & COMPONENTS 896,950
BANKS - 7 .0%
4,206 Ameris Bancorp 143,887
4,993 * Axos Financial, Inc 196,924
6,227 Bank of NT Butterfield & Son Ltd 170,371
3,429 Banner Corp 149,744
8,575 Brookline Bancorp, Inc 74,946
9,171 Cadence BanCorp 180,119
5,146 Cathay General Bancorp 165,650
3,306 Central Pacific Financial Corp 51,937
5,285 Columbia Banking System, Inc 107,180
4,516 ConnectOne Bancorp, Inc 74,920
6,425 * Customers Bancorp, Inc 194,421
9,972 CVB Financial Corp 132,428
3,701 Eagle Bancorp, Inc 78,313
3,328 Enterprise Financial Services Corp 130,125
3,691 First Busey Corp 74,189
2,740 First Financial Bancorp 56,006
2,076 First Financial Corp 67,408
4,292 First Merchants Corp 121,163
5,619 Hancock Whitney Corp 215,657
3,416 Heartland Financial USA, Inc 95,204
7,100 Heritage Commerce Corp 58,788
5,060 Horizon Bancorp 52,675
1,704 Independent Bank Corp 28,900
4,603 Lakeland Bancorp, Inc 61,634
1,710 *,e Metropolitan Bank Holding Corp 59,388
3,467 National Bank Holdings Corp 100,682
5,839 OceanFirst Financial Corp 91,205
9,640 OFG Bancorp 251,411
4,641 Old National Bancorp 64,696
7,012 Pacific Premier Bancorp, Inc 145,008
1,230 Peapack Gladstone Financial Corp 33,308
1,254 QCR Holdings, Inc 51,452
4,826 Renasant Corp 126,103
4,903 Towne Bank 113,946
1,958 UMB Financial Corp 119,242
7,258 United Community Banks, Inc 181,377
3,721 Washington Federal, Inc 98,681
3,966 WesBanco, Inc 101,569
3,564 Westamerica Bancorporation 136,501
TOTAL BANKS 4,357,158
CAPITAL GOODS - 12 .3%
930 Albany International Corp (Class A) 86,750
12,463 * API Group Corp 339,741
2,262 Applied Industrial Technologies, Inc 327,605
3,444 * Atkore International Group, Inc 537,057
3,394 Barnes Group, Inc 143,193

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
3,691 Comfort Systems USA, Inc $ 606,062
1,252 CSW Industrials, Inc 208,070
347 EMCOR Group, Inc 64,119
3,696 Enerpac Tool Group Corp 99,792
2,480 EnerSys 269,130
1,779 EnPro Industries, Inc 237,550
1,230 ESCO Technologies, Inc 127,465
4,007 Federal Signal Corp 256,568
7,621 * Fluor Corp 225,582
350 Franklin Electric Co, Inc 36,015
5,440 FTAI Aviation Ltd 172,230
999 * GMS, Inc 69,131
4,032 H&E Equipment Services, Inc 184,464
9,898 * Janus International Group, Inc 105,513
1,625 John Bean Technologies Corp 197,112
2,047 McGrath RentCorp 189,307
12,809 * MRC Global, Inc 128,987
2,722 Mueller Industries, Inc 237,576
14,583 * NOW, Inc 151,080
4,317 * Parsons Corp 207,820
6,432 * PGT Innovations, Inc 187,493
3,831 Rush Enterprises, Inc (Class A) 232,695
9,017 * Shoals Technologies Group, Inc 230,475
3,050 Shyft Group, Inc 67,283
1,371 Simpson Manufacturing Co, Inc 189,883
2,849 * SPX Technologies, Inc 242,080
754 Standex International Corp 106,668
2,937 * Titan Machinery, Inc 86,642
12,160 * Triumph Group, Inc 150,419
3,691 UFP Industries, Inc 358,212
6,128 Wabash National Corp 157,122
1,330 Watts Water Technologies, Inc (Class A) 244,361
1,360 * WillScot Mobile Mini Holdings Corp 64,994
5,499 Zurn Water Solutions Corp 147,868
TOTAL CAPITAL GOODS 7,674,114
COMMERCIAL & PROFESSIONAL SERVICES - 3 .1%
4,514 * CBIZ, Inc 240,506
2,115 * ExlService Holdings, Inc 319,492
3,186 Exponent, Inc 297,317
3,168 * First Advantage Corp 48,819
1,661 * Franklin Covey Co 72,552
7,255 Healthcare Services Group 108,317
1,530 Heidrick & Struggles International, Inc 40,499
2,223 * Huron Consulting Group, Inc 188,755
1,636 ICF International, Inc 203,502
2,215 KBR, Inc 144,108
3,780 * Montrose Environmental Group, Inc 159,214
1,204 * NV5 Global Inc 133,367
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,956,448
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .0%
5,600 * Abercrombie & Fitch Co (Class A) 211,008
7,607 American Eagle Outfitters, Inc 89,763
2,750 Build-A-Bear Workshop, Inc 58,905
3,110 Camping World Holdings, Inc 93,611
14,470 * CarParts.com, Inc 61,498
3,046 * Destination XL Group, Inc 14,925
6,021 * National Vision Holdings, Inc 146,250
4,034 * Overstock.com, Inc 131,387
3,110 Rent-A-Center, Inc 96,814
2,008 Signet Jewelers Ltd 131,042

Small-Cap Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
6,390 * Urban Outfitters, Inc $ 211,701
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,246,904
CONSUMER DURABLES & APPAREL - 1 .8%
6,832 * Callaway Golf Co 135,615
1,859 * Crocs, Inc 209,026
1,234 Installed Building Products, Inc 172,957
1,867 * M/I Homes, Inc 162,784
1,097 * Malibu Boats, Inc 64,350
1,825 * Skyline Champion Corp 119,446
5,127 * Taylor Morrison Home Corp 250,044
TOTAL CONSUMER DURABLES & APPAREL 1,114,222
CONSUMER SERVICES - 3 .6%
244 * Biglari Holdings, Inc (B Shares) 48,102
1,020 Carriage Services, Inc 33,119
10,603 * Coursera, Inc 138,051
3,624 * Dave & Buster's Entertainment, Inc 161,486
5,306 * Denny's Corp 65,370
1,772 * Duolingo, Inc 253,290
10,600 * Everi Holdings, Inc 153,276
4,827 * frontdoor, Inc 153,981
9,371 International Game Technology plc 298,841
5,267 e Krispy Kreme, Inc 77,583
11,699 Laureate Education, Inc 141,441
660 Monarch Casino & Resort, Inc 46,497
3,620 * OneSpaWorld Holdings Ltd 43,802
6,814 * Portillo's, Inc 153,520
3,857 * Stride, Inc 143,596
7,343 *,e Target Hospitality Corp 98,543
1,582 Texas Roadhouse, Inc (Class A) 177,627
2,252 * Xponential Fitness, Inc 38,847
TOTAL CONSUMER SERVICES 2,226,972
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
2,502 Andersons, Inc 115,468
4,474 * Chefs' Warehouse Holdings, Inc 159,990
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 275,458
ENERGY - 6 .6%
3,540 Ardmore Shipping Corp 43,719
470 Bonanza Creek Energy, Inc 32,604
7,460 California Resources Corp 337,863
7,430 ChampionX Corp 230,627
2,208 Chesapeake Energy Corp 184,765
4,959 CVR Energy, Inc 148,572
6,247 Delek US Holdings, Inc 149,616
2,087 * Denbury, Inc 180,025
9,477 * Diamond Offshore Drilling, Inc 134,952
7,733 Golar LNG Ltd 155,975
1,430 Helmerich & Payne, Inc 50,693
13,873 Liberty Oilfield Services, Inc 185,482
10,817 Murphy Oil Corp 414,291
33,590 Nordic American Tankers Ltd 123,275
675 Oasis Petroleum, Inc 103,815
7,020 * Oceaneering International, Inc 131,274
9,532 * Par Pacific Holdings, Inc 253,647
5,862 PBF Energy, Inc 239,990
16,477 RPC, Inc 117,811
2,360 * Seadrill Ltd 97,397
7,600 Select Energy Services, Inc 61,560
2,120 SM Energy Co 67,056
2,653 Teekay Tankers Ltd 101,424

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
26,960 * Uranium Energy Corp $ 91,664
5,550 Vitesse Energy, Inc 124,320
5,747 * Weatherford International Ltd 381,716
TOTAL ENERGY 4,144,133
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .2%
7,040 American Assets Trust, Inc 135,168
14,196 Apple Hospitality REIT, Inc 214,502
12,686 Broadstone Net Lease, Inc 195,872
18,817 DiamondRock Hospitality Co 150,724
32,160 Diversified Healthcare Trust 72,360
264 EastGroup Properties, Inc 45,830
18,440 Empire State Realty Trust, Inc 138,116
9,692 Essential Properties Realty Trust, Inc 228,150
6,403 Four Corners Property Trust, Inc 162,636
14,564 Independence Realty Trust, Inc 265,356
1,770 InvenTrust Properties Corp 40,958
10,656 Kite Realty Group Trust 238,055
10,310 Lexington Realty Trust 100,522
17,120 Macerich Co 192,942
8,137 Phillips Edison & Co, Inc 277,309
14,744 Piedmont Office Realty Trust, Inc 107,189
2,401 PotlatchDeltic Corp 126,893
15,939 RLJ Lodging Trust 163,694
3,250 d Ryman Hospitality Properties 301,990
10,310 Service Properties Trust 89,594
15,164 Summit Hotel Properties, Inc 98,718
17,770 Sunstone Hotel Investors, Inc 179,832
10,993 Tanger Factory Outlet Centers, Inc 242,616
3,026 Whitestone REIT 29,352
9,311 Xenia Hotels & Resorts, Inc 114,618
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,912,996
FINANCIAL SERVICES - 6 .0%
3,103 A-Mark Precious Metals, Inc 116,161
8,450 Apollo Commercial Real Estate Finance, Inc 95,654
5,864 Artisan Partners Asset Management, Inc 230,514
11,014 * AvidXchange Holdings, Inc 114,325
42,971 BGC Partners, Inc (Class A) 190,362
3,965 Enact Holdings, Inc 99,640
4,356 * Enova International, Inc 231,391
6,493 Essent Group Ltd 303,872
5,453 * Flywire Corp 169,261
7,820 * Green Dot Corp 146,547
12,141 * LendingClub Corp 118,375
14,574 MFA Financial, Inc 163,812
6,422 Navient Corp 119,321
8,773 * NMI Holdings, Inc 226,519
8,201 * Open Lending Corp 86,192
28,879 * Payoneer Global, Inc 138,908
842 Piper Jaffray Cos 108,837
8,536 Radian Group, Inc 215,790
7,656 * Remitly Global, Inc 144,086
15,597 * Repay Holdings Corp 122,124
21,123 * StoneCo Ltd 269,107
4,288 Victory Capital Holdings, Inc 135,244
990 Virtus Investment Partners, Inc 195,495
TOTAL FINANCIAL SERVICES 3,741,537
FOOD, BEVERAGE & TOBACCO - 1 .6%
2,050 Calavo Growers, Inc 59,491
372 Coca-Cola Consolidated Inc 236,600
9,942 * Hostess Brands, Inc 251,731

Small-Cap Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
630 Lancaster Colony Corp $ 126,687
13,981 Primo Water Corp 175,322
6,420 * Sovos Brands, Inc 125,575
TOTAL FOOD, BEVERAGE & TOBACCO 975,406
HEALTH CARE EQUIPMENT & SERVICES - 6 .3%
6,133 * Accolade, Inc 82,612
12,424 * Alphatec Holdings Inc 223,384
5,910 * Angiodynamics, Inc 61,641
3,848 * AtriCure, Inc 189,937
2,163 * Castle Biosciences, Inc 29,676
3,475 * Fulgent Genetics, Inc 128,679
5,110 * Guardant Health, Inc 182,938
2,814 * Health Catalyst, Inc 35,175
2,792 HealthStream, Inc 68,572
15,988 * Hims & Hers Health, Inc 150,287
3,310 * Inari Medical, Inc 192,443
1,961 * Integer Holding Corp 173,764
4,506 * Lantheus Holdings, Inc 378,144
2,440 * LivaNova plc 125,489
3,300 * Merit Medical Systems, Inc 276,012
740 * ModivCare, Inc 33,455
3,005 * Neogen Corp 65,359
7,978 * NextGen Healthcare, Inc 129,403
10,360 * Option Care Health, Inc 336,596
9,057 * Owens & Minor, Inc 172,445
6,187 * Progyny, Inc 243,397
1,102 * Shockwave Medical Inc 314,522
5,258 * Surgery Partners, Inc 236,558
382 * UFP Technologies, Inc 74,051
4,960 * Zimvie, Inc 55,701
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,960,240
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
8,899 * BellRing Brands, Inc 325,703
5,428 * elf Beauty, Inc 620,041
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 945,744
INSURANCE - 1 .5%
3,241 American Equity Investment Life Holding Co 168,889
6,568 * BRP Group, Inc 162,755
2,252 Employers Holdings, Inc 84,247
1,360 F&G Annuities & Life, Inc 33,701
2,790 * Goosehead Insurance, Inc 175,463
1,010 * Palomar Holdings, Inc 58,620
2,515 Selective Insurance Group, Inc 241,314
TOTAL INSURANCE 924,989
MATERIALS - 4 .8%
2,791 AdvanSix, Inc 97,629
5,911 * Aspen Aerogels, Inc 46,638
2,860 Carpenter Technology Corp 160,532
5,990 Commercial Metals Co 315,433
10,118 * Constellium SE 174,030
1,697 Innospec, Inc 170,447
1,032 Materion Corp 117,854
2,663 Minerals Technologies, Inc 153,629
3,130 Myers Industries, Inc 60,816
14,803 * O-I Glass, Inc 315,748
2,148 Olympic Steel, Inc 105,252
6,246 Orion Engineered Carbons SA 132,540
13,553 * PQ Group Holdings, Inc 155,317
11,058 * Rayonier Advanced Materials, Inc 47,328

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
5,140 Ryerson Holding Corp $ 222,973
4,102 Schnitzer Steel Industries, Inc (Class A) 123,019
1,453 Sensient Technologies Corp 103,352
7,766 * Summit Materials, Inc 293,943
2,741 Worthington Industries, Inc 190,417
TOTAL MATERIALS 2,986,897
MEDIA & ENTERTAINMENT - 2 .4%
4,974 * Cars.com, Inc 98,585
35,970 * Clear Channel 49,279
10,903 Entravision Communications Corp (Class A) 47,864
16,658 * Eventbrite Inc 159,084
7,519 * Integral Ad Science Holding Corp 135,191
2,367 * Liberty Braves Group (Class C) 93,780
9,660 * Lions Gate Entertainment Corp (Class B) 80,661
8,253 * PubMatic, Inc 150,865
2,506 Shutterstock, Inc 121,967
14,125 TEGNA, Inc 229,390
17,440 * Vimeo, Inc 71,853
6,728 * WideOpenWest, Inc 56,784
5,031 * Yelp, Inc 183,179
TOTAL MEDIA & ENTERTAINMENT 1,478,482
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .1%
39,543 * ADMA Biologics, Inc 145,914
9,466 * Alkermes plc 296,286
4,759 * Amphastar Pharmaceuticals, Inc 273,500
7,450 * Arcus Biosciences, Inc 151,310
2,610 * Arvinas, Inc 64,780
17,333 *,e Aurinia Pharmaceuticals, Inc 167,783
11,293 * BioCryst Pharmaceuticals, Inc 79,503
3,886 * Biohaven Ltd 92,953
6,775 * Bridgebio Pharma, Inc 116,530
6,452 * Chinook Therapeutics, Inc 247,886
9,500 * Codexis, Inc 26,600
4,905 * Day One Biopharmaceuticals, Inc 58,566
9,389 * Deciphera Pharmaceuticals, Inc 132,197
10,093 * Editas Medicine, Inc 83,065
10,327 * Evolus, Inc 75,077
2,369 * Halozyme Therapeutics, Inc 85,450
4,484 * Harmony Biosciences Holdings, Inc 157,792
6,345 * Ideaya Biosciences, Inc 149,108
18,331 * Immunogen, Inc 345,906
5,952 * Immunovant, Inc 112,909
8,136 * Intercept Pharmaceuticals, Inc 89,984
4,984 * Intra-Cellular Therapies, Inc 315,587
20,677 * Iovance Biotherapeutics, Inc 145,566
6,047 * IVERIC bio, Inc 237,889
6,677 * Kura Oncology, Inc 70,643
9,290 * MacroGenics, Inc 49,702
19,453 * Mersana Therapeutics, Inc 64,000
1,692 * Morphic Holding, Inc 97,002
7,150 * NGM Biopharmaceuticals Inc 18,519
8,840 * Nkarta, Inc 19,360
7,783 * Nurix Therapeutics, Inc 77,752
13,780 * Ocular Therapeutix, Inc 71,105
3,025 Phibro Animal Health Corp 41,443
7,707 * Protagonist Therapeutics, Inc 212,867
13,217 *,e Recursion Pharmaceuticals, Inc 98,731
1,770 * Replimune Group, Inc 41,099
43,577 * Rigel Pharmaceuticals, Inc 56,214
7,003 * Travere Therapeutics, Inc 107,566
4,245 * Vanda Pharmaceuticals, Inc 27,975

Small-Cap Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
6,971 * Veracyte, Inc $ 177,551
2,290 * Vericel Corp 86,035
5,131 * Viridian Therapeutics, Inc 122,066
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,091,771
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .6%
1,743 * Axcelis Technologies, Inc 319,544
1,899 * Diodes, Inc 175,638
9,076 * indie Semiconductor, Inc 85,314
3,632 Kulicke & Soffa Industries, Inc 215,922
546 * Lattice Semiconductor Corp 52,454
1,250 * MACOM Technology Solutions Holdings, Inc 81,912
2,920 * Maxeon Solar Technologies Ltd 82,227
6,217 * MaxLinear, Inc 196,209
1,460 * PDF Solutions, Inc 65,846
9,664 * Photronics, Inc 249,235
6,422 * Rambus, Inc 412,100
4,561 * SMART Global Holdings, Inc 132,315
6,520 * Veeco Instruments, Inc 167,434
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,236,150
SOFTWARE & SERVICES - 5 .7%
4,787 * Alkami Technology, Inc 78,459
1,900 * Brightcove, Inc 7,619
2,760 * Commvault Systems, Inc 200,431
4,320 * Domo, Inc 63,331
7,167 * EngageSmart, Inc 136,818
4,109 * Everbridge, Inc 110,532
6,197 * Fastly, Inc 97,727
13,180 * Freshworks, Inc 231,704
1,860 * Intapp, Inc 77,953
5,091 * LiveRamp Holdings, Inc 145,399
5,101 * Model N, Inc 180,371
16,830 * Olo, Inc 108,722
3,152 * Pagerduty, Inc 70,857
6,092 * PowerSchool Holdings, Inc 116,601
3,583 Progress Software Corp 208,172
5,946 * Q2 Holdings, Inc 183,731
2,281 * Qualys, Inc 294,637
2,741 * Rapid7, Inc 124,113
9,370 * Sprinklr, Inc 129,587
3,534 * Sprout Social, Inc 163,129
891 * SPS Commerce, Inc 171,125
4,357 * Squarespace, Inc 137,420
8,655 * Varonis Systems, Inc 230,656
3,994 * Verint Systems, Inc 140,030
5,870 * Yext, Inc 66,390
7,190 * Zuora Inc 78,874
TOTAL SOFTWARE & SERVICES 3,554,388
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .6%
3,739 Belden CDT, Inc 357,635
22,185 * CommScope Holding Co, Inc 124,901
13,716 * Extreme Networks, Inc 357,302
1,908 * Fabrinet 247,811
1,066 * OSI Systems, Inc 125,607
8,099 * Sanmina Corp 488,127
2,230 * Scansource, Inc 65,919
2,511 * Super Micro Computer, Inc 625,867
10,856 Vishay Intertechnology, Inc 319,166
886 * Vishay Precision Group, Inc 32,915

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
11,240 Xerox Holdings Corp $ 167,364
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,912,614
TELECOMMUNICATION SERVICES - 1 .0%
6,690 * Bandwidth Inc 91,519
5,933 * EchoStar Corp (Class A) 102,878
80,819 * Globalstar, Inc 87,284
7,360 * Gogo, Inc 125,194
1,018 Iridium Communications, Inc 63,238
11,543 * Radius Global Infrastructure, Inc 171,991
TOTAL TELECOMMUNICATION SERVICES 642,104
TRANSPORTATION - 2 .2%
1,258 ArcBest Corp 124,290
4,040 Costamare, Inc 39,067
644 Forward Air Corp 68,335
12,470 * Hawaiian Holdings, Inc 134,302
1,218 * Hub Group, Inc (Class A) 97,830
24,981 * Joby Aviation, Inc 256,305
7,860 * RXO, Inc 178,186
575 * Saia, Inc 196,885
5,358 * Skywest, Inc 218,178
4,110 * Sun Country Airlines Holdings, Inc 92,393
TOTAL TRANSPORTATION 1,405,771
UTILITIES - 3 .1%
3,848 Allete, Inc 223,068
5,219 Avista Corp 204,950
4,073 Black Hills Corp 245,439
5,940 Brookfield Infrastructure Corp 270,745
3,417 Northwest Natural Holding Co 147,102
3,403 ONE Gas, Inc 261,384
3,408 Otter Tail Corp 269,096
5,242 Portland General Electric Co 245,483
1,684 Unitil Corp 85,396
TOTAL UTILITIES 1,952,663
TOTAL COMMON STOCKS 60,614,111
(Cost $51,271,508)
TOTAL LONG-TERM INVESTMENTS 60,614,111
(Cost $51,271,508)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.2%
REPURCHASE AGREEMENT - 3 .2%
$ 2,035,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 2,035,000
TOTAL REPURCHASE AGREEMENT 2,035,000
TOTAL SHORT-TERM INVESTMENTS 2,035,000
(Cost $2,035,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
239,326 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 239,326
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 239,326
(Cost $239,326)

Small-Cap Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
TOTAL INVESTMENTS - 100.4% $ 62,888,437
(Cost $53,545,834)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (252,448)
NET ASSETS - 100.0% $ 62,635,989
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $230,242.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $2,035,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $2,075,762.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E Mini Index 19 09/15/23  $ 1,791,241 $ 1,808,515 $ 17,274

Portfolio of Investments
Social Choice Equity Fund June 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2 .2%
2,638 * American Axle & Manufacturing Holdings, Inc $ 21,816
1,553 * Aptiv plc 158,546
104 * Modine Manufacturing Co 3,434
6,351 * Tesla, Inc 1,662,501
TOTAL AUTOMOBILES & COMPONENTS 1,846,297
BANKS - 2 .2%
626 Bank OZK 25,140
46 Banner Corp 2,009
618 Berkshire Hills Bancorp, Inc 12,811
54 Camden National Corp 1,672
11,596 Citigroup, Inc 533,880
6 Commerce Bancshares, Inc 292
22 Community Trust Bancorp, Inc 783
136 First Busey Corp 2,734
16 FNB Corp 183
17 Hancock Whitney Corp 653
108 Heritage Financial Corp 1,746
231 HomeStreet, Inc 1,368
3,996 Huntington Bancshares, Inc 43,077
3,370 JPMorgan Chase & Co 490,133
333 National Bank Holdings Corp 9,670
5 NBT Bancorp, Inc 159
145 Old National Bancorp 2,021
2,871 PNC Financial Services Group, Inc 361,602
9,584 Regions Financial Corp 170,787
277 * The Bancorp, Inc 9,044
49 Trico Bancshares 1,627
5,255 Truist Financial Corp 159,489
29 UMB Financial Corp 1,766
182 Univest Financial Corp 3,291
49 Westamerica Bancorporation 1,877
TOTAL BANKS 1,837,814
CAPITAL GOODS - 6 .5%
4,779 3M Co 478,330
17 Acuity Brands, Inc 2,772
675 * Axon Enterprise, Inc 131,706
66 *,e Bloom Energy Corp 1,079
3,442 Carrier Global Corp 171,102
2,658 Caterpillar, Inc 654,001
509 Cummins, Inc 124,786
825 Curtiss-Wright Corp 151,520
1,496 Deere & Co 606,164
2,532 Eaton Corp 509,185
18 EMCOR Group, Inc 3,326
683 Emerson Electric Co 61,736
1,710 Fastenal Co 100,873
1,435 Fortive Corp 107,295
475 * Generac Holdings, Inc 70,837
1,445 * Great Lakes Dredge & Dock Corp 11,791
1,798 Hexcel Corp 136,684
27 IDEX Corp 5,812
2,219 Illinois Tool Works, Inc 555,105
3,975 Johnson Controls International plc 270,857

Social Choice Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,918 * Kratos Defense & Security Solutions, Inc $ 41,844
172 Luxfer Holdings plc 2,448
480 * Manitowoc Co, Inc 9,038
2,420 Masco Corp 138,860
1,060 * Mercury Systems, Inc 36,665
95 Moog, Inc (Class A) 10,301
147 * MYR Group, Inc 20,336
75 Owens Corning, Inc 9,788
1,245 PACCAR, Inc 104,144
583 * Proto Labs, Inc 20,382
301 Quanta Services, Inc 59,131
529 Rockwell Automation, Inc 174,279
52 Rush Enterprises, Inc (Class A) 3,158
129 Snap-On, Inc 37,177
962 Trane Technologies plc 183,992
1,538 * Triumph Group, Inc 19,025
425 United Rentals, Inc 189,282
267 * Vectrus, Inc 13,233
188 W.W. Grainger, Inc 148,255
509 Woodward Inc 60,525
500 Xylem, Inc 56,310
TOTAL CAPITAL GOODS 5,493,134
COMMERCIAL & PROFESSIONAL SERVICES - 2 .2%
205 ACCO Brands Corp 1,068
27 * ASGN Inc 2,042
2,594 Automatic Data Processing, Inc 570,135
5,275 * Copart, Inc 481,133
231 CSG Systems International, Inc 12,183
394 * ExlService Holdings, Inc 59,518
512 * FTI Consulting, Inc 97,382
47 Heidrick & Struggles International, Inc 1,244
1,863 * KAR Auction Services, Inc 28,355
478 Kelly Services, Inc (Class A) 8,418
747 * Liquidity Services, Inc 12,326
624 Robert Half International, Inc 46,937
207 * Sterling Check Corp 2,538
1,698 TransUnion 133,004
33 * TriNet Group, Inc 3,134
190 Verisk Analytics, Inc 42,946
2,044 Waste Management, Inc 354,470
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,856,833
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .9%
595 * 1-800-FLOWERS.COM, Inc (Class A) 4,641
19 Aaron's Co, Inc 269
17,442 * Amazon.com, Inc 2,273,739
6 * AutoZone, Inc 14,960
21 * CarMax, Inc 1,758
5,576 eBay, Inc 249,192
84 * Five Below, Inc 16,509
316 * Genesco, Inc 7,913
3,306 Home Depot, Inc 1,026,976
1,064 LKQ Corp 61,999
3,008 Lowe's Companies, Inc 678,906
431 * MarineMax, Inc 14,723
51 Pool Corp 19,107
428 Shoe Carnival, Inc 10,049
6,541 TJX Companies, Inc 554,611
221 Tractor Supply Co 48,863
15 Winmark Corp 4,987

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
234 * Zumiez, Inc $ 3,898
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,993,100
CONSUMER DURABLES & APPAREL - 0 .5%
342 * Crocs, Inc 38,455
90 * Deckers Outdoor Corp 47,489
739 * GoPro, Inc 3,059
571 * Green Brick Partners, Inc 32,433
13 Hasbro, Inc 842
325 * iRobot Corp 14,706
264 * Lovesac Co 7,115
384 * Lululemon Athletica, Inc 145,344
22 * NVR, Inc 139,714
1,910 * Sonos, Inc 31,190
680 * Traeger, Inc 2,890
TOTAL CONSUMER DURABLES & APPAREL 463,237
CONSUMER SERVICES - 2 .3%
259 ADT, Inc 1,562
215 * Booking Holdings, Inc 580,571
473 * Bright Horizons Family Solutions 43,729
356 Carriage Services, Inc 11,559
958 * Dave & Buster's Entertainment, Inc 42,688
3,181 Hilton Worldwide Holdings, Inc 462,995
384 * Planet Fitness, Inc 25,897
35 * Shake Shack, Inc 2,720
1,032 * Six Flags Entertainment Corp 26,811
5,699 Starbucks Corp 564,543
269 Vail Resorts, Inc 67,723
260 Wingstop, Inc 52,042
801 Yum! Brands, Inc 110,979
TOTAL CONSUMER SERVICES 1,993,819
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
2,404 * BJ's Wholesale Club Holdings, Inc 151,476
1,150 * Performance Food Group Co 69,276
500 Pricesmart, Inc 37,030
780 SpartanNash Co 17,558
2,410 * Sprouts Farmers Market, Inc 88,519
3,056 Target Corp 403,086
1,290 * United Natural Foods, Inc 25,220
3,501 * US Foods Holding Corp 154,044
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 946,209
ENERGY - 4 .4%
3,698 Antero Midstream Corp 42,897
1,904 APA Corp 65,060
3,565 Baker Hughes Co 112,690
49 ChampionX Corp 1,521
1,701 Cheniere Energy, Inc 259,164
2,849 Chevron Corp 448,290
2,479 * Clean Energy Fuels Corp 12,296
5,824 ConocoPhillips 603,425
59 Delek US Holdings, Inc 1,413
2,091 Devon Energy Corp 101,079
355 * DMC Global, Inc 6,305
557 * Dril-Quip, Inc 12,961
2,534 EOG Resources, Inc 289,991
2,973 EQT Corp 122,279
1,358 Hess Corp 184,620
13,291 Kinder Morgan, Inc 228,871
9,612 * Kosmos Energy Ltd 57,576
1,449 Marathon Petroleum Corp 168,953

Social Choice Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
4,520 NOV, Inc $ 72,501
155 * Oceaneering International, Inc 2,898
277 ONEOK, Inc 17,096
262 Ovintiv, Inc 9,974
1,148 Pioneer Natural Resources Co 237,843
6,358 Schlumberger Ltd 312,305
6,092 * Southwestern Energy Co 36,613
2,179 Valero Energy Corp 255,597
806 * Weatherford International Ltd 53,535
TOTAL ENERGY 3,717,753
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
2,651 American Tower Corp 514,135
705 Brixmor Property Group, Inc 15,510
714 Crown Castle International Corp 81,353
4,361 DiamondRock Hospitality Co 34,932
42 Douglas Emmett, Inc 528
505 Equinix, Inc 395,890
456 First Industrial Realty Trust, Inc 24,004
2,841 Healthpeak Properties Inc 57,104
83 iStar, Inc 1,970
63 Kilroy Realty Corp 1,896
2,249 Macerich Co 25,346
3,599 Park Hotels & Resorts, Inc 46,139
99 PotlatchDeltic Corp 5,232
4,489 d Prologis, Inc 550,486
2,490 Welltower, Inc 201,416
3,357 Weyerhaeuser Co 112,493
765 Xenia Hotels & Resorts, Inc 9,417
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,077,851
FINANCIAL SERVICES - 8 .9%
3,500 American Express Co 609,700
847 Ameriprise Financial, Inc 281,340
7,068 Bank of New York Mellon Corp 314,667
858 BlackRock, Inc 592,998
2,519 Discover Financial Services 294,345
124 Factset Research Systems, Inc 49,681
4,114 Fidelity National Information Services, Inc 225,036
1,814 Goldman Sachs Group, Inc 585,088
105 * Green Dot Corp 1,968
4,690 Intercontinental Exchange Group, Inc 530,345
2,705 Mastercard, Inc (Class A) 1,063,876
1,098 Moody's Corp 381,797
6,811 Morgan Stanley 581,659
180 * Mr Cooper Group, Inc 9,115
957 Nasdaq Inc 47,706
647 Northern Trust Corp 47,969
5,290 * PayPal Holdings, Inc 353,002
65 * PRA Group, Inc 1,485
38 * PROG Holdings, Inc 1,221
1,664 S&P Global, Inc 667,081
1,736 State Street Corp 127,040
911 T Rowe Price Group, Inc 102,050
2,374 Visa, Inc (Class A) 563,778
357 Voya Financial, Inc 25,600
694 * WEX, Inc 126,357
TOTAL FINANCIAL SERVICES 7,584,904
FOOD, BEVERAGE & TOBACCO - 3 .4%
981 Archer-Daniels-Midland Co 74,124
678 Campbell Soup Co 30,991
13,656 Coca-Cola Co 822,364

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
173 * Darling International, Inc $ 11,036
491 Fresh Del Monte Produce, Inc 12,624
5,636 General Mills, Inc 432,281
2,943 Hormel Foods Corp 118,368
1,846 Kellogg Co 124,420
2,694 Lamb Weston Holdings, Inc 309,675
989 McCormick & Co, Inc 86,271
4,760 PepsiCo, Inc 881,647
79 * TreeHouse Foods, Inc 3,980
215 * Vital Farms, Inc 2,578
TOTAL FOOD, BEVERAGE & TOBACCO 2,910,359
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
1,458 * Accolade, Inc 19,639
841 * Allscripts Healthcare Solutions, Inc 10,597
786 * Angiodynamics, Inc 8,198
100 * AtriCure, Inc 4,936
466 * AxoGen, Inc 4,255
4,125 * Brookdale Senior Living, Inc 17,407
487 * Castle Biosciences, Inc 6,682
3,845 * Cerus Corp 9,459
1,169 Cigna Corp 328,021
725 * CryoLife, Inc 12,463
2,549 * Dexcom, Inc 327,572
5,178 * Edwards Lifesciences Corp 488,441
1,288 Elevance Health, Inc 572,246
1,090 * Enhabit, Inc 12,535
1,984 * Envista Holdings Corp 67,139
487 * Fulgent Genetics, Inc 18,034
154 * Globus Medical, Inc 9,169
1,405 HCA Healthcare, Inc 426,389
1,215 * Health Catalyst, Inc 15,187
231 * Henry Schein, Inc 18,734
1,293 * Hologic, Inc 104,694
699 * IDEXX Laboratories, Inc 351,059
540 Laboratory Corp of America Holdings 130,318
357 LeMaitre Vascular, Inc 24,019
85 * LivaNova plc 4,372
514 * Merit Medical Systems, Inc 42,991
1,812 * NeoGenomics, Inc 29,119
770 * Nevro Corp 19,573
1,305 * NextGen Healthcare, Inc 21,167
948 * Omnicell, Inc 69,839
7,559 * Opko Health, Inc 16,403
1,413 * OraSure Technologies, Inc 7,079
707 * Orthofix Medical Inc 12,768
1,073 * Outset Medical, Inc 23,467
188 * Pennant Group, Inc 2,309
183 * Penumbra, Inc 62,963
918 * Pulmonx Corp 12,035
316 Quest Diagnostics, Inc 44,417
955 Resmed, Inc 208,668
17 * Shockwave Medical Inc 4,852
534 * SI-BONE, Inc 14,407
269 * Staar Surgical Co 14,141
375 STERIS plc 84,367
460 * Teladoc, Inc 11,647
144 * UFP Technologies, Inc 27,914
1,772 UnitedHealth Group, Inc 851,694
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,573,385
HOUSEHOLD & PERSONAL PRODUCTS - 1 .8%
3,642 Colgate-Palmolive Co 280,580

Social Choice Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
774 Kimberly-Clark Corp $ 106,858
7,258 Procter & Gamble Co 1,101,329
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,488,767
INSURANCE - 2 .1%
10,128 * Genworth Financial, Inc (Class A) 50,640
3,152 Marsh & McLennan Cos, Inc 592,828
3,432 Progressive Corp 454,294
3,770 Prudential Financial, Inc 332,590
1,808 Travelers Cos, Inc 313,977
TOTAL INSURANCE 1,744,329
MATERIALS - 3 .1%
330 * Allegheny Technologies, Inc 14,596
223 Amcor plc 2,226
140 Aptargroup, Inc 16,220
4,908 Ball Corp 285,695
539 * Coeur Mining, Inc 1,531
506 * Diversey Holdings Ltd 4,245
1,387 Dow, Inc 73,872
2,718 Ecolab, Inc 507,423
826 International Flavors & Fragrances, Inc 65,741
492 Koppers Holdings, Inc 16,777
2,028 Linde plc 772,830
216 Martin Marietta Materials, Inc 99,725
5,357 Newmont Goldcorp Corp 228,530
2,251 Nucor Corp 369,119
269 PPG Industries, Inc 39,893
134 Royal Gold, Inc 15,380
2,033 * Summit Materials, Inc 76,949
TOTAL MATERIALS 2,590,752
MEDIA & ENTERTAINMENT - 4 .4%
2,461 * Cinemark Holdings, Inc 40,606
8,361 * Clear Channel 11,455
14,887 Comcast Corp (Class A) 618,555
1,769 Electronic Arts, Inc 229,439
1,165 Gray Television, Inc 9,180
122 * Imax Corp 2,073
1,450 Interpublic Group of Cos, Inc 55,941
176 John Wiley & Sons, Inc (Class A) 5,989
1,080 * Liberty Broadband Corp (Class C) 86,519
533 * MediaAlpha, Inc 5,495
1,791 * Netflix, Inc 788,918
201 New York Times Co (Class A) 7,915
2,690 Omnicom Group, Inc 255,953
7,311 * Pinterest, Inc 199,883
633 * ROBLOX Corp 25,510
60 * Roku, Inc 3,838
119 Scholastic Corp 4,628
15,622 e Sirius XM Holdings, Inc 70,768
1,966 * Take-Two Interactive Software, Inc 289,317
103 TEGNA, Inc 1,673
1,157 * Trade Desk, Inc 89,343
3,172 * Vimeo, Inc 13,069
7,323 * Walt Disney Co 653,797
3,989 * Warner Bros Discovery, Inc 50,022
1,418 * Yelp, Inc 51,629
1,541 * ZipRecruiter, Inc 27,368
5,879 * ZoomInfo Technologies, Inc 149,268
TOTAL MEDIA & ENTERTAINMENT 3,748,151

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .9%
1,546 * Adaptive Biotechnologies Corp $ 10,374
3,144 Agilent Technologies, Inc 378,066
1,286 * Alector, Inc 7,729
749 * Allogene Therapeutics, Inc 3,723
2,449 Amgen, Inc 543,727
549 * Arcellx, Inc 17,359
484 * Arcturus Therapeutics Holdings, Inc 13,881
33 *,e Axsome Therapeutics, Inc 2,371
92 * Biogen, Inc 26,206
9,735 Bristol-Myers Squibb Co 622,553
455 *,e Cassava Sciences, Inc 11,157
2,815 Danaher Corp 675,600
564 * DICE Therapeutics, Inc 26,204
2,535 Eli Lilly & Co 1,188,864
1,431 * Erasca, Inc 3,950
4,626 Gilead Sciences, Inc 356,526
219 *,e IGM Biosciences, Inc 2,021
743 * Illumina, Inc 139,305
950 * Immunovant, Inc 18,022
1,240 * Intellia Therapeutics, Inc 50,567
209 * Intra-Cellular Therapies, Inc 13,234
899 * IQVIA Holdings, Inc 202,068
502 * IVERIC bio, Inc 19,749
392 * Jazz Pharmaceuticals plc 48,596
8,374 Merck & Co, Inc 966,276
83 * Mettler-Toledo International, Inc 108,866
613 * Mirati Therapeutics, Inc 22,148
724 * NGM Biopharmaceuticals Inc 1,875
1,002 * Nurix Therapeutics, Inc 10,010
2,606 * Nuvation Bio, Inc 4,691
438 *,e Phathom Pharmaceuticals, Inc 6,272
425 Phibro Animal Health Corp 5,823
1,716 * Point Biopharma Global, Inc 15,547
833 * Prothena Corp plc 56,877
335 * Regeneron Pharmaceuticals, Inc 240,711
472 * Revance Therapeutics, Inc 11,946
1,981 *,e Sana Biotechnology, Inc 11,807
1,325 * Ultragenyx Pharmaceutical, Inc 61,122
258 * Waters Corp 68,767
524 West Pharmaceutical Services, Inc 200,414
3,009 Zoetis, Inc 518,180
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,693,184
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
1,185 * CBRE Group, Inc 95,641
20 * Howard Hughes Corp 1,579
79 * Jones Lang LaSalle, Inc 12,308
2,365 * Realogy Holdings Corp 15,798
8 RMR Group, Inc 185
141 * Tejon Ranch Co 2,427
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 127,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .8%
4,467 Applied Materials, Inc 645,660
289 * Cirrus Logic, Inc 23,412
935 * First Solar, Inc 177,734
19,620 Intel Corp 656,093
874 Lam Research Corp 561,860
5,558 Marvell Technology, Inc 332,257
331 * Nanometrics, Inc 38,552
5,585 NVIDIA Corp 2,362,567
2,266 * Rambus, Inc 145,409
256 * Silicon Laboratories, Inc 40,381

Social Choice Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
3,899 Texas Instruments, Inc $ 701,898
1,694 * Wolfspeed, Inc 94,169
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,779,992
SOFTWARE & SERVICES - 15 .1%
2,483 Accenture plc 766,204
1,733 * Adobe, Inc 847,420
764 * Akamai Technologies, Inc 68,661
123 * Ansys, Inc 40,623
2,281 * Autodesk, Inc 466,715
366 * Blackline, Inc 19,698
1,866 * Cadence Design Systems, Inc 437,614
1,319 Dolby Laboratories, Inc (Class A) 110,374
4,924 * DXC Technology Co 131,569
83 * Fair Isaac Corp 67,164
45 * HubSpot, Inc 23,944
312 * Intapp, Inc 13,076
225 InterDigital, Inc 21,724
4,675 International Business Machines Corp 625,562
1,417 Intuit, Inc 649,255
15,698 Microsoft Corp 5,345,796
890 * New Relic, Inc 58,242
1,727 * Nutanix, Inc 48,442
136 * OneSpan, Inc 2,018
406 * Rapid7, Inc 18,384
3,656 * Salesforce, Inc 772,367
1,116 * ServiceNow, Inc 627,159
774 * SPS Commerce, Inc 148,654
1,129 * Synopsys, Inc 491,578
816 * Teradata Corp 43,583
2,941 * VMware, Inc (Class A) 422,592
2,215 * Workday, Inc 500,346
365 * Xperi, Inc 4,800
TOTAL SOFTWARE & SERVICES 12,773,564
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .3%
2,016 Avnet, Inc 101,707
626 Badger Meter, Inc 92,373
826 Benchmark Electronics, Inc 21,336
1,872 * Ciena Corp 79,541
15,892 Cisco Systems, Inc 822,252
691 CTS Corp 29,457
587 * ePlus, Inc 33,048
827 * Fabrinet 107,411
418 * FARO Technologies, Inc 6,772
1,943 *,e Harmonic, Inc 31,418
23,518 Hewlett Packard Enterprise Co 395,102
14,692 HP, Inc 451,191
695 * Insight Enterprises, Inc 101,706
362 * Itron, Inc 26,100
2,617 * Keysight Technologies, Inc 438,217
483 * Kimball Electronics, Inc 13,345
1,951 * Knowles Corp 35,235
189 * Lumentum Holdings, Inc 10,722
91 Methode Electronics, Inc 3,050
4,024 *,e Microvision, Inc 18,430
3,023 * Mirion Technologies, Inc 25,544
2,813 National Instruments Corp 161,466
624 * Netgear, Inc 8,836
196 * Novanta, Inc 36,084
337 * OSI Systems, Inc 39,709
562 *,e PAR Technology Corp 18,507
571 * Plexus Corp 56,095

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
633 * Ribbon Communications, Inc $ 1,766
426 * Rogers Corp 68,982
5,340 * Trimble Inc 282,700
247 * Vishay Precision Group, Inc 9,176
3,505 Vontier Corp 112,896
2,559 Xerox Holdings Corp 38,104
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,678,278
TELECOMMUNICATION SERVICES - 1 .0%
514 * Bandwidth Inc 7,032
2,195 Iridium Communications, Inc 136,353
18,172 Verizon Communications, Inc 675,817
TOTAL TELECOMMUNICATION SERVICES 819,202
TRANSPORTATION - 3 .0%
550 ArcBest Corp 54,340
763 CH Robinson Worldwide, Inc 71,989
16,021 CSX Corp 546,316
10,080 * Delta Air Lines, Inc 479,203
1,441 Expeditors International of Washington, Inc 174,548
1,469 Norfolk Southern Corp 333,110
709 Old Dominion Freight Line 262,153
3,462 United Parcel Service, Inc (Class B) 620,564
TOTAL TRANSPORTATION 2,542,223
UTILITIES - 2 .4%
3,861 American Electric Power Co, Inc 325,096
1,977 Consolidated Edison, Inc 178,721
278 DTE Energy Co 30,586
1,027 Eversource Energy 72,835
8,831 NextEra Energy, Inc 655,260
6,968 Southern Co 489,502
389 UGI Corp 10,491
1,592 WEC Energy Group, Inc 140,478
2,555 Xcel Energy, Inc 158,844
TOTAL UTILITIES 2,061,813
TOTAL COMMON STOCKS 84,342,888
(Cost $52,170,608)
TOTAL LONG-TERM INVESTMENTS 84,342,888
(Cost $52,170,608)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .7%
$ 580,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 580,000
TOTAL REPURCHASE AGREEMENT 580,000
TOTAL SHORT-TERM INVESTMENTS 580,000
(Cost $580,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
169,697 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 169,697
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 169,697
(Cost $169,697)

Social Choice Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
TOTAL INVESTMENTS - 100.3% $ 85,092,585
(Cost $52,920,305)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (267,340)
NET ASSETS - 100.0% $ 84,825,245
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $171,981.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $580,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $591,673.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 2 09/15/23  $ 434,904 $ 448,825 $ 13,921

Portfolios of Investments
Stock Index Fund June 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2 .2%
1,634 * Adient plc $ 62,615
1,752 * American Axle & Manufacturing Holdings, Inc 14,489
4,464 * Aptiv plc 455,730
4,087 BorgWarner, Inc 199,895
271 * Cooper-Standard Holding, Inc 3,864
2,264 Dana Inc 38,488
476 * Dorman Products, Inc 37,523
2,668 *,e Fisker, Inc 15,048
65,714 Ford Motor Co 994,253
713 * Fox Factory Holding Corp 77,368
23,059 General Motors Co 889,155
4,153 Gentex Corp 121,517
573 * Gentherm, Inc 32,380
4,151 * Goodyear Tire & Rubber Co 56,786
2,377 Harley-Davidson, Inc 83,694
377 LCI Industries, Inc 47,638
1,037 Lear Corp 148,861
11,997 *,e Lucid Group, Inc 82,659
3,923 *,e Luminar Technologies, Inc 26,990
772 * Modine Manufacturing Co 25,491
381 Patrick Industries, Inc 30,480
4,728 *,e QuantumScape Corp 37,777
8,805 * Rivian Automotive, Inc 146,691
2,129 *,e Solid Power, Inc 5,408
330 Standard Motor Products, Inc 12,382
449 * Stoneridge, Inc 8,464
46,138 * Tesla, Inc 12,077,544
900 Thor Industries, Inc 93,150
496 * Visteon Corp 71,231
486 Winnebago Industries, Inc 32,411
2,131 *,e Workhorse Group, Inc 1,857
343 * XPEL, Inc 28,887
TOTAL AUTOMOBILES & COMPONENTS 15,960,726
BANKS - 3 .2%
254 1st Source Corp 10,650
95 ACNB Corp 3,151
197 Amalgamated Financial Corp 3,170
442 Amerant Bancorp Inc 7,598
127 American National Bankshares, Inc 3,680
1,222 Ameris Bancorp 41,805
199 Arrow Financial Corp 4,008
2,719 Associated Banc-Corp 44,129
1,279 Atlantic Union Bankshares Corp 33,190
945 * Axos Financial, Inc 37,271
697 Banc of California, Inc 8,071
446 Bancfirst Corp 41,032
117 e Bank First Corp 9,734
116,887 Bank of America Corp 3,353,488
861 e Bank of Hawaii Corp 35,499
174 Bank of Marin Bancorp 3,075
1,235 Bank of NT Butterfield & Son Ltd 33,790
2,233 Bank OZK 89,677
1,737 BankUnited 37,432
511 Banner Corp 22,315

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
219 Bar Harbor Bankshares $ 5,396
148 Baycom Corp 2,469
174 BCB Bancorp, Inc 2,043
641 Berkshire Hills Bancorp, Inc 13,288
298 * Blue Foundry Bancorp 3,013
235 Blue Ridge Bankshares, Inc 2,080
717 BOK Financial Corp 57,919
385 * Bridgewater Bancshares, Inc 3,792
1,258 Brookline Bancorp, Inc 10,995
115 Burke & Herbert Financial Services Corp 7,383
324 Business First Bancshares, Inc 4,883
231 Byline Bancorp, Inc 4,179
3,491 Cadence BanCorp 68,563
59 Cambridge Bancorp 3,204
238 Camden National Corp 7,371
693 Capital Bancorp, Inc 12,543
156 Capital City Bank Group, Inc 4,780
2,332 Capitol Federal Financial 14,388
292 Capstar Financial Holdings, Inc 3,583
641 * Carter Bankshares, Inc 9,480
1,220 Cathay General Bancorp 39,272
470 Central Pacific Financial Corp 7,384
32,647 Citigroup, Inc 1,503,068
167 Citizens & Northern Corp 3,223
8,682 Citizens Financial Group, Inc 226,427
63 e Citizens Financial Services, Inc 4,692
236 City Holding Co 21,238
157 Civista Bancshares, Inc 2,732
226 CNB Financial Corp 3,989
415 * Coastal Financial Corp 15,625
163 Colony Bankcorp Inc 1,535
3,230 Columbia Banking System, Inc 65,504
599 * Columbia Financial, Inc 10,357
2,351 Comerica, Inc 99,588
1,958 Commerce Bancshares, Inc 95,355
1,009 Community Bank System, Inc 47,302
238 Community Trust Bancorp, Inc 8,466
422 ConnectOne Bancorp, Inc 7,001
858 * CrossFirst Bankshares, Inc 8,580
1,101 Cullen/Frost Bankers, Inc 118,390
438 * Customers Bancorp, Inc 13,254
2,357 CVB Financial Corp 31,301
611 Dime Community Bancshares, Inc 10,772
638 Eagle Bancorp, Inc 13,500
2,453 East West Bancorp, Inc 129,494
2,652 Eastern Bankshares, Inc 32,540
147 Enterprise Bancorp, Inc 4,254
424 Enterprise Financial Services Corp 16,578
161 Equity Bancshares, Inc 3,668
105 Esquire Financial Holdings, Inc 4,803
227 ESSA Bancorp, Inc 3,394
193 e Farmers & Merchants Bancorp, Inc 4,344
378 Farmers National Banc Corp 4,676
560 FB Financial Corp 15,708
11,764 Fifth Third Bancorp 308,334
202 Financial Institutions, Inc 3,179
440 First Bancorp 13,090
3,399 First Bancorp 41,536
162 First Bancorp, Inc 3,943
201 First Bancshares, Inc 5,194
354 First Bank 3,674
586 First Busey Corp 11,779
87 First Business Financial Services, Inc 2,566

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
183 First Citizens Bancshares, Inc (Class A) $ 234,871
1,371 First Commonwealth Financial Corp 17,343
242 First Community Bancshares, Inc 7,195
1,705 First Financial Bancorp 34,850
2,288 First Financial Bankshares, Inc 65,185
445 First Foundation, Inc 1,767
2,293 First Hawaiian, Inc 41,297
8,270 First Horizon National Corp 93,203
1,459 First Interstate Bancsystem, Inc 34,783
960 First Merchants Corp 27,101
93 First Mid-Illinois Bancshares, Inc 2,245
321 First of Long Island Corp 3,858
170 * First Western Financial, Inc 3,162
177 Five Star Bancorp 3,959
358 Flushing Financial Corp 4,400
5,298 FNB Corp 60,609
2,673 Fulton Financial Corp 31,862
158 * FVCBankcorp, Inc 1,702
325 German American Bancorp, Inc 8,833
1,648 Glacier Bancorp, Inc 51,368
26 Great Southern Bancorp, Inc 1,319
132 Greene County Bancorp, Inc 3,934
28 Guaranty Bancshares, Inc 758
1,685 Hancock Whitney Corp 64,670
484 Hanmi Financial Corp 7,226
1,147 HarborOne Northeast Bancorp, Inc 9,956
429 Heartland Financial USA, Inc 11,956
1,217 Heritage Commerce Corp 10,077
460 Heritage Financial Corp 7,438
1,168 Hilltop Holdings, Inc 36,745
22 e Hingham Institution for Savings 4,690
89 Home Bancorp, Inc 2,956
2,960 Home Bancshares, Inc 67,488
314 HomeStreet, Inc 1,859
265 HomeTrust Bancshares, Inc 5,536
1,956 Hope Bancorp, Inc 16,469
501 Horizon Bancorp 5,215
25,248 Huntington Bancshares, Inc 272,173
726 Independent Bank Corp 32,314
308 Independent Bank Corp 5,224
488 Independent Bank Group, Inc 16,851
843 International Bancshares Corp 37,261
164 John Marshall Bancorp, Inc 3,295
48,992 JPMorgan Chase & Co 7,125,396
2,079 Kearny Financial Corp 14,657
16,007 Keycorp 147,905
584 Lakeland Bancorp, Inc 7,820
525 Lakeland Financial Corp 25,473
485 Live Oak Bancshares, Inc 12,760
341 Luther Burbank Corp 3,042
2,860 M&T Bank Corp 353,954
400 Macatawa Bank Corp 3,712
226 Mercantile Bank Corp 6,242
753 Meta Financial Group, Inc 34,909
224 Metrocity Bankshares, Inc 4,007
101 *,e Metropolitan Bank Holding Corp 3,508
129 Mid Penn Bancorp, Inc 2,848
324 Midland States Bancorp, Inc 6,451
169 MidWestOne Financial Group, Inc 3,611
142 MVB Financial Corp 2,993
535 National Bank Holdings Corp 15,536
243 National Bankshares, Inc 7,093
669 NBT Bancorp, Inc 21,308

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
10,780 New York Community Bancorp, Inc $ 121,167
140 Nicolet Bankshares, Inc 9,507
90 Northeast Bank 3,750
643 Northfield Bancorp, Inc 7,060
2,189 Northwest Bancshares, Inc 23,203
37,976 * NU Holdings Ltd 299,631
714 OceanFirst Financial Corp 11,153
596 OFG Bancorp 15,544
4,862 Old National Bancorp 67,776
432 Old Second Bancorp, Inc 5,642
249 Origin Bancorp, Inc 7,296
111 Orrstown Financial Services, Inc 2,126
1,405 Pacific Premier Bancorp, Inc 29,055
1,717 PacWest Bancorp 13,994
205 Park National Corp 20,976
126 Parke Bancorp, Inc 2,141
144 PCB Bancorp 2,118
259 Peapack Gladstone Financial Corp 7,014
532 Peoples Bancorp, Inc 14,125
101 Peoples Financial Services Corp 4,423
1,330 Pinnacle Financial Partners, Inc 75,344
226 * Pioneer Bancorp, Inc 2,023
6,656 PNC Financial Services Group, Inc 838,323
420 * Ponce Financial Group, Inc 3,650
1,252 Popular, Inc 75,771
188 Preferred Bank 10,338
586 Premier Financial Corp 9,388
169 Primis Financial Corp 1,423
1,690 Prosperity Bancshares, Inc 95,451
1,239 Provident Financial Services, Inc 20,245
190 QCR Holdings, Inc 7,796
104 RBB Bancorp 1,242
91 Red River Bancshares Inc 4,472
16,640 Regions Financial Corp 296,525
769 Renasant Corp 20,094
146 Republic Bancorp, Inc (Class A) 6,205
540 S&T Bancorp, Inc 14,683
495 Sandy Spring Bancorp, Inc 11,227
977 Seacoast Banking Corp of Florida 21,592
726 ServisFirst Bancshares, Inc 29,708
130 Shore Bancshares, Inc 1,503
192 Sierra Bancorp 3,258
1,550 Simmons First National Corp (Class A) 26,737
116 SmartFinancial, Inc 2,495
138 South Plains Financial Inc 3,106
1,456 South State Corp 95,805
101 * Southern First Bancshares, Inc 2,500
86 Southern Missouri Bancorp, Inc 3,307
432 Southside Bancshares, Inc 11,301
522 Stellar Bancorp, Inc 11,949
346 * Sterling Bancorp, Inc 1,893
421 Stock Yards Bancorp, Inc 19,101
164 Summit Financial Group, Inc 3,388
2,625 Synovus Financial Corp 79,406
932 * Texas Capital Bancshares, Inc 47,998
814 * The Bancorp, Inc 26,577
192 * Third Coast Bancshares, Inc 3,047
229 Tompkins Financial Corp 12,755
996 Towne Bank 23,147
618 Trico Bancshares 20,518
513 Triumph Bancorp, Inc 31,149
22,420 Truist Financial Corp 680,447
277 TrustCo Bank Corp NY 7,925

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
1,035 Trustmark Corp $ 21,859
685 UMB Financial Corp 41,716
1,802 United Bankshares, Inc 53,465
1,315 United Community Banks, Inc 32,862
364 Univest Financial Corp 6,581
24,395 US Bancorp 806,011
328 * USCB Financial Holdings, Inc 3,346
7,103 Valley National Bancorp 55,048
1,054 Veritex Holdings, Inc 18,898
1,098 Washington Federal, Inc 29,119
232 Washington Trust Bancorp, Inc 6,220
3,310 Webster Financial Corp 124,952
63,423 Wells Fargo & Co 2,706,894
875 WesBanco, Inc 22,409
239 West Bancorporation, Inc 4,400
533 Westamerica Bancorporation 20,414
1,585 Western Alliance Bancorp 57,805
886 Wintrust Financial Corp 64,341
1,054 WSFS Financial Corp 39,757
2,692 Zions Bancorporation 72,307
TOTAL BANKS 23,714,571
CAPITAL GOODS - 6 .5%
2,107 * 3D Systems Corp 20,922
9,318 3M Co 932,639
2,034 A.O. Smith Corp 148,034
724 Aaon, Inc 68,642
511 * AAR Corp 29,515
470 Acuity Brands, Inc 76,648
1,058 Advanced Drainage Systems, Inc 120,379
2,147 Aecom Technology Corp 181,829
1,067 * Aerojet Rocketdyne Holdings, Inc 58,546
407 * Aerovironment, Inc 41,628
149 * AerSale Corp 2,190
1,087 AGCO Corp 142,854
1,327 Air Lease Corp 55,535
148 Alamo Group, Inc 27,219
620 Albany International Corp (Class A) 57,834
1,346 Allegion plc 161,547
197 Allied Motion Technologies, Inc 7,868
1,473 Allison Transmission Holdings, Inc 83,166
330 Alta Equipment Group, Inc 5,719
512 * Ameresco, Inc 24,899
254 * American Woodmark Corp 19,398
3,942 Ametek, Inc 638,131
2,835 * API Group Corp 77,282
438 Apogee Enterprises, Inc 20,792
567 Applied Industrial Technologies, Inc 82,119
2,056 * Archer Aviation, Inc 8,471
909 Arcosa, Inc 68,875
244 Argan, Inc 9,616
564 Armstrong World Industries, Inc 41,431
2,492 * Array Technologies, Inc 56,319
334 Astec Industries, Inc 15,177
340 * Astronics Corp 6,752
587 * Atkore International Group, Inc 91,537
1,101 * Axon Enterprise, Inc 214,827
1,731 * AZEK Co, Inc 52,432
406 AZZ, Inc 17,645
1,051 * Babcock & Wilcox Enterprises, Inc 6,201
782 Barnes Group, Inc 32,993
1,000 * Beacon Roofing Supply, Inc 82,980
1,236 *,e Berkshire Grey, Inc 1,743

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
632 *,e Blink Charging Co $ 3,786
2,944 *,e Bloom Energy Corp 48,134
217 * Blue Bird Corp 4,878
166 * BlueLinx Holdings, Inc 15,567
9,343 * Boeing Co 1,972,868
597 Boise Cascade Co 53,939
145 * Bowman Consulting Group Ltd 4,623
287 Brookfield Business Corp 5,419
2,182 * Builders FirstSource, Inc 296,752
1,363 BWX Technologies, Inc 97,550
228 Cadre Holdings, Inc 4,970
862 Carlisle Cos, Inc 221,129
13,812 Carrier Global Corp 686,594
8,606 Caterpillar, Inc 2,117,506
4,222 *,e ChargePoint Holdings, Inc 37,111
669 * Chart Industries, Inc 106,899
337 * CIRCOR International, Inc 19,024
14,332 CNH Industrial NV 206,381
413 Columbus McKinnon Corp 16,788
575 Comfort Systems USA, Inc 94,415
597 * Commercial Vehicle Group, Inc 6,627
708 * Concrete Pumping Holdings Inc 5,685
531 * Construction Partners Inc 16,668
1,040 * Core & Main, Inc 32,594
775 Crane Co 69,068
775 Crane Holdings Co 43,741
225 CSW Industrials, Inc 37,393
2,401 Cummins, Inc 588,629
722 Curtiss-Wright Corp 132,602
688 *,e Custom Truck One Source, Inc 4,637
4,561 Deere & Co 1,848,072
4,600 * Desktop Metal, Inc 8,142
2,166 Donaldson Co, Inc 135,397
347 Douglas Dynamics, Inc 10,368
2,313 Dover Corp 341,514
160 * Ducommun, Inc 6,971
240 * DXP Enterprises, Inc 8,738
486 * Dycom Industries, Inc 55,234
6,748 Eaton Corp 1,357,023
916 EMCOR Group, Inc 169,258
9,430 Emerson Electric Co 852,378
318 Encore Wire Corp 59,126
738 * Energy Recovery, Inc 20,627
1,905 *,e Energy Vault Holdings, Inc 5,201
917 Enerpac Tool Group Corp 24,759
681 EnerSys 73,902
2,221 *,e Enovix Corp 40,067
330 EnPro Industries, Inc 44,065
1,688 * Eos Energy Enterprises, Inc 7,326
752 Esab Corp 50,038
502 ESCO Technologies, Inc 52,022
1,410 *,e ESS Tech, Inc 2,073
9,626 Fastenal Co 567,838
1,130 Federal Signal Corp 72,354
3,268 Ferguson plc 514,089
2,325 Flowserve Corp 86,374
503 *,e Fluence Energy, Inc 13,400
2,528 * Fluor Corp 74,829
5,820 Fortive Corp 435,161
2,291 Fortune Brands Home & Security, Inc 164,837
719 Franklin Electric Co, Inc 73,985
1,383 FTAI Aviation Ltd 43,786
426 *,e FTC Solar, Inc 1,372

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
6,671 *,e FuelCell Energy, Inc $ 14,409
1,000 * Gates Industrial Corp plc 13,480
426 GATX Corp 54,843
1,074 * Generac Holdings, Inc 160,166
4,100 General Dynamics Corp 882,115
18,261 General Electric Co 2,005,971
567 * Gibraltar Industries, Inc 35,676
187 Global Industrial Co 5,193
829 * GMS, Inc 57,367
368 Gorman-Rupp Co 10,609
2,901 Graco, Inc 250,501
2,996 GrafTech International Ltd 15,100
696 Granite Construction, Inc 27,687
890 * Great Lakes Dredge & Dock Corp 7,262
648 Greenbrier Cos, Inc 27,929
552 Griffon Corp 22,246
627 H&E Equipment Services, Inc 28,685
1,178 * Hayward Holdings, Inc 15,137
760 HEICO Corp 134,474
1,362 HEICO Corp (Class A) 191,497
629 Helios Technologies, Inc 41,571
413 Herc Holdings, Inc 56,519
1,552 Hexcel Corp 117,983
1,406 Hillenbrand, Inc 72,100
1,910 * Hillman Solutions Corp 17,209
11,012 Honeywell International, Inc 2,284,990
6,541 Howmet Aerospace, Inc 324,172
933 Hubbell, Inc 309,345
699 * Hudson Technologies, Inc 6,724
625 Huntington Ingalls 142,250
1,987 *,e Hyliion Holdings Corp 3,318
158 Hyster-Yale Materials Handling, Inc 8,823
1,271 IDEX Corp 273,595
137 * IES Holdings, Inc 7,793
4,979 Illinois Tool Works, Inc 1,245,547
6,510 Ingersoll Rand, Inc 425,494
289 Insteel Industries, Inc 8,994
1,554 ITT, Inc 144,848
1,086 * Janus International Group, Inc 11,577
1,178 * JELD-WEN Holding, Inc 20,662
486 John Bean Technologies Corp 58,952
11,579 Johnson Controls International plc 788,993
166 Kadant, Inc 36,869
670 Kaman Corp 16,301
172 Karat Packaging, Inc 3,139
1,307 Kennametal, Inc 37,106
1,903 * Kratos Defense & Security Solutions, Inc 27,289
3,195 L3Harris Technologies, Inc 625,485
96 * Lawson Products, Inc 4,998
580 Lennox International, Inc 189,121
543 *,e Leonardo DRS, Inc 9,416
153 * Limbach Holdings, Inc 3,784
954 Lincoln Electric Holdings, Inc 189,493
165 Lindsay Corp 19,691
3,799 Lockheed Martin Corp 1,748,984
385 LSI Industries, Inc 4,836
478 Luxfer Holdings plc 6,802
539 * Manitowoc Co, Inc 10,149
3,600 Masco Corp 206,568
464 * Masonite International Corp 47,532
1,042 * Mastec, Inc 122,925
2,359 * Masterbrand, Inc 27,435
379 McGrath RentCorp 35,050

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,999 MDU Resources Group, Inc $ 62,799
952 * Mercury Systems, Inc 32,930
2,986 *,e Microvast Holdings, Inc 4,778
820 * Middleby Corp 121,221
168 Miller Industries, Inc 5,959
629 Moog, Inc (Class A) 68,202
1,441 * MRC Global, Inc 14,511
779 MSC Industrial Direct Co (Class A) 74,223
883 Mueller Industries, Inc 77,068
2,381 Mueller Water Products, Inc (Class A) 38,644
301 * MYR Group, Inc 41,640
76 National Presto Industries, Inc 5,563
418 * NEXTracker, Inc 16,641
9,268 *,e Nikola Corp 12,790
995 Nordson Corp 246,939
2,375 Northrop Grumman Corp 1,082,525
149 * Northwest Pipe Co 4,506
1,637 * NOW, Inc 16,959
262 * NuScale Power Corp 1,782
2,708 nVent Electric plc 139,922
44 Omega Flex, Inc 4,566
1,192 Oshkosh Corp 103,215
6,945 Otis Worldwide Corp 618,174
1,508 Owens Corning, Inc 196,794
8,604 PACCAR, Inc 719,725
291 Park Aerospace Corp 4,016
2,182 Parker-Hannifin Corp 851,067
420 * Parsons Corp 20,219
2,996 Pentair plc 193,542
763 * PGT Innovations, Inc 22,241
8,759 *,e Plug Power, Inc 91,006
263 Powell Industries, Inc 15,935
51 Preformed Line Products Co 7,961
729 Primoris Services Corp 22,213
509 * Proto Labs, Inc 17,795
492 Quanex Building Products Corp 13,210
2,443 Quanta Services, Inc 479,927
24,613 Raytheon Technologies Corp 2,411,089
477 * RBC Bearings, Inc 103,733
1,177 Regal-Beloit Corp 181,140
2,451 * Resideo Technologies, Inc 43,285
562 REV Group, Inc 7,452
4,108 *,e Rocket Lab USA, Inc 24,648
1,951 Rockwell Automation, Inc 642,757
691 Rush Enterprises, Inc (Class A) 41,971
144 Rush Enterprises, Inc (Class B) 9,801
2,324 Sensata Technologies Holding plc 104,557
2,046 * SES AI Corp 4,992
2,761 * Shoals Technologies Group, Inc 70,571
514 Shyft Group, Inc 11,339
842 Simpson Manufacturing Co, Inc 116,617
727 * SiteOne Landscape Supply, Inc 121,671
878 Snap-On, Inc 253,031
1,891 Spirit Aerosystems Holdings, Inc (Class A) 55,198
647 * SPX Technologies, Inc 54,976
195 Standex International Corp 27,587
2,609 Stanley Black & Decker, Inc 244,489
2,463 *,e Stem, Inc 14,088
394 * Sterling Construction Co, Inc 21,985
1,332 *,e SunPower Corp 13,054
3,438 * Sunrun, Inc 61,403
268 Tennant Co 21,737
939 Terex Corp 56,180

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
550 Textainer Group Holdings Ltd $ 21,659
3,365 Textron, Inc 227,575
509 * Thermon Group Holdings 13,539
1,188 Timken Co 108,738
638 * Titan International, Inc 7,324
282 * Titan Machinery, Inc 8,319
1,833 Toro Co 186,324
559 * TPI Composites, Inc 5,797
3,874 Trane Technologies plc 740,941
121 * Transcat Inc 10,322
882 TransDigm Group, Inc 788,658
1,924 * Trex Co, Inc 126,137
1,374 Trinity Industries, Inc 35,326
930 Triton International Ltd 77,432
1,063 * Triumph Group, Inc 13,149
1,186 * Tutor Perini Corp 8,480
901 UFP Industries, Inc 87,442
1,178 United Rentals, Inc 524,646
2,797 * Univar Solutions Inc 100,244
345 Valmont Industries, Inc 100,412
156 * Vectrus, Inc 7,731
1,767 *,e Velo3D, Inc 3,817
251 Veritiv Corp 31,528
5,197 Vertiv Holdings Co 128,730
339 * Vicor Corp 18,306
3,817 * Virgin Galactic Holdings, Inc 14,810
756 W.W. Grainger, Inc 596,174
918 Wabash National Corp 23,538
593 Watsco, Inc 226,212
522 Watts Water Technologies, Inc (Class A) 95,907
763 WESCO International, Inc 136,623
3,014 Westinghouse Air Brake Technologies Corp 330,545
3,600 * WillScot Mobile Mini Holdings Corp 172,044
1,032 Woodward Inc 122,715
576 *,e Xometry, Inc 12,200
4,061 Xylem, Inc 457,350
2,011 Zurn Water Solutions Corp 54,076
TOTAL CAPITAL GOODS 47,464,745
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
1,238 ABM Industries, Inc 52,801
1,696 ACCO Brands Corp 8,836
1,880 * ACV Auctions, Inc 32,468
5,802 * Alight, Inc 53,610
271 Aris Water Solution, Inc 2,797
918 * ASGN Inc 69,428
5,166 *,e Aurora Innovation, Inc 15,188
6,970 Automatic Data Processing, Inc 1,531,936
110 Barrett Business Services, Inc 9,592
2,100 * BlackSky Technology, Inc 4,662
2,259 Booz Allen Hamilton Holding Co 252,104
329 * BrightView Holdings, Inc 2,362
834 Brink's Co 56,570
1,981 Broadridge Financial Solutions, Inc 328,113
409 * CACI International, Inc (Class A) 139,404
801 * Casella Waste Systems, Inc (Class A) 72,450
778 * CBIZ, Inc 41,452
375 * Ceco Environmental Corp 5,010
270 * Cimpress plc 16,060
1,450 Cintas Corp 720,766
7,903 * Clarivate Analytics plc 75,316
819 * Clean Harbors, Inc 134,668
177 Compx International, Inc 3,859

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
752 Concentrix Corp $ 60,724
3,045 * Conduent, Inc 10,353
7,023 * Copart, Inc 640,568
2,056 * CoreCivic, Inc 19,347
6,753 * CoStar Group, Inc 601,017
128 CRA International, Inc 13,056
520 CSG Systems International, Inc 27,425
754 Deluxe Corp 13,180
633 * Driven Brands Holdings, Inc 17,129
3,839 Dun & Bradstreet Holdings, Inc 44,417
394 Ennis, Inc 8,030
2,072 Equifax, Inc 487,542
511 * ExlService Holdings, Inc 77,192
944 Exponent, Inc 88,094
598 * First Advantage Corp 9,215
1,154 * FiscalNote Holdings, Inc 4,201
178 * Forrester Research, Inc 5,178
148 * Franklin Covey Co 6,465
524 * FTI Consulting, Inc 99,665
2,727 Genpact Ltd 102,453
2,553 *,e Geo Group, Inc 18,279
1,393 * Harsco Corp 13,749
1,153 Healthcare Services Group 17,214
286 Heidrick & Struggles International, Inc 7,570
247 * Heritage-Crystal Clean, Inc 9,334
1,168 Herman Miller, Inc 17,263
271 * HireRight Holdings Corp 3,065
757 HNI Corp 21,332
334 * Huron Consulting Group, Inc 28,360
282 ICF International, Inc 35,078
404 * Innodata Isogen, Inc 4,577
674 Insperity, Inc 80,179
961 Interface, Inc 8,447
2,022 Jacobs Solutions, Inc 240,396
2,200 * KAR Auction Services, Inc 33,484
2,207 KBR, Inc 143,587
654 Kelly Services, Inc (Class A) 11,517
366 Kforce, Inc 22,934
1,048 Korn/Ferry International 51,918
1,550 * Legalzoom.com, Inc 18,724
2,347 Leidos Holdings, Inc 207,663
2,072 *,e Li-Cycle Holdings Corp 11,500
484 * Liquidity Services, Inc 7,986
931 Manpower, Inc 73,921
491 Matthews International Corp (Class A) 20,926
1,185 MAXIMUS, Inc 100,144
361 * Montrose Environmental Group, Inc 15,205
663 MSA Safety, Inc 115,335
224 * NV5 Global Inc 24,812
5,432 Paychex, Inc 607,678
1,227 * Performant Financial Corp 3,313
2,896 Pitney Bowes, Inc 10,252
2,398 *,e Planet Labs PBC 7,722
2,775 RB Global, Inc 166,500
175 *,e Red Violet, Inc 3,600
3,337 Republic Services, Inc 511,128
514 Resources Connection, Inc 8,075
1,790 Robert Half International, Inc 134,644
4,005 Rollins, Inc 171,534
997 Science Applications International Corp 112,143
269 * SP Plus Corp 10,521
3,873 SS&C Technologies Holdings, Inc 234,704
1,776 Steelcase, Inc (Class A) 13,693

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
1,556 * Stericycle, Inc $ 72,261
321 * Sterling Check Corp 3,935
940 Tetra Tech, Inc 153,916
3,332 TransUnion 260,996
686 * TriNet Group, Inc 65,149
645 * TrueBlue, Inc 11,423
369 TTEC Holdings, Inc 12,487
237 Unifirst Corp 36,737
1,953 * Upwork, Inc 18,241
2,445 Verisk Analytics, Inc 552,643
2,291 * Verra Mobility Corp 45,179
440 * Viad Corp 11,827
134 VSE Corp 7,328
6,798 Waste Management, Inc 1,178,909
116 * Willdan Group, Inc 2,223
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,757,963
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .1%
426 * 1-800-FLOWERS.COM, Inc (Class A) 3,323
667 Aaron's Co, Inc 9,431
912 * Abercrombie & Fitch Co (Class A) 34,364
1,229 Academy Sports & Outdoors, Inc 66,427
887 Advance Auto Parts, Inc 62,356
150,534 * Amazon.com, Inc 19,623,612
2,547 American Eagle Outfitters, Inc 30,055
122 * America's Car-Mart, Inc 12,173
1,783 Arko Corp 14,175
346 * Asbury Automotive Group, Inc 83,185
565 * Autonation, Inc 93,005
311 * AutoZone, Inc 775,435
1,577 *,e BARK, Inc 2,097
3,569 Bath & Body Works, Inc 133,837
3,303 Best Buy Co, Inc 270,681
365 Big 5 Sporting Goods Corp 3,343
455 * Boot Barn Holdings, Inc 38,534
526 Buckle, Inc 18,200
200 Build-A-Bear Workshop, Inc 4,284
1,106 * Burlington Stores, Inc 174,073
331 Caleres, Inc 7,921
670 Camping World Holdings, Inc 20,167
2,760 * CarMax, Inc 231,012
961 * CarParts.com, Inc 4,084
1,550 * Carvana Co 40,176
368 Cato Corp (Class A) 2,955
2,088 * Chico's FAS, Inc 11,171
479 *,e ContextLogic, Inc 3,152
18,054 * Coupang, Inc 314,140
892 Designer Brands, Inc 9,009
919 * Destination XL Group, Inc 4,503
954 Dick's Sporting Goods, Inc 126,109
77 e Dillard's, Inc (Class A) 25,124
144 * Duluth Holdings, Inc 904
9,027 eBay, Inc 403,417
2,090 * Etsy, Inc 176,835
1,112 *,e EVgo, Inc 4,448
948 * Five Below, Inc 186,320
1,672 * Floor & Decor Holdings, Inc 173,821
1,404 e Foot Locker, Inc 38,062
429 Franchise Group, Inc 12,287
389 * Funko, Inc 4,209
4,552 * GameStop Corp (Class A) 110,386
3,094 Gap, Inc 27,629
127 * Genesco, Inc 3,180

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
2,363 Genuine Parts Co $ 399,890
228 Group 1 Automotive, Inc 58,847
934 * GrowGeneration Corp 3,176
194 Guess?, Inc 3,773
286 Haverty Furniture Cos, Inc 8,643
269 Hibbett Sports, Inc 9,762
16,863 Home Depot, Inc 5,238,322
1,622 Kohl's Corp 37,387
221 * Lands' End, Inc 1,715
2,409 * Leslie's, Inc 22,621
472 Lithia Motors, Inc (Class A) 143,540
3,983 LKQ Corp 232,089
9,955 Lowe's Companies, Inc 2,246,844
3,646 Macy's, Inc 58,518
389 * MarineMax, Inc 13,288
566 Monro Muffler, Inc 22,997
343 Murphy USA, Inc 106,711
1,406 * National Vision Holdings, Inc 34,152
1,826 Nordstrom, Inc 37,378
740 * ODP Corp 34,647
1,041 * Ollie's Bargain Outlet Holdings, Inc 60,305
180 * OneWater Marine, Inc 6,523
1,035 * O'Reilly Automotive, Inc 988,736
752 * Overstock.com, Inc 24,493
411 Penske Auto Group, Inc 68,485
1,122 * Petco Health & Wellness Co, Inc 9,986
306 PetMed Express, Inc 4,220
656 Pool Corp 245,764
1,063 *,e Rent the Runway, Inc 2,105
941 Rent-A-Center, Inc 29,293
610 *,e Revolve Group, Inc 10,004
290 * RH 95,581
5,691 Ross Stores, Inc 638,132
2,062 * Sally Beauty Holdings, Inc 25,466
406 Shoe Carnival, Inc 9,533
819 Signet Jewelers Ltd 53,448
441 * Sleep Number Corp 12,030
345 Sonic Automotive, Inc (Class A) 16,446
689 * Sportsman's Warehouse Holdings, Inc 3,927
1,508 * Stitch Fix Inc 5,806
1,347 *,e ThredUp, Inc 3,287
297 * Tilly's, Inc 2,082
19,296 TJX Companies, Inc 1,636,108
1,804 Tractor Supply Co 398,864
847 * Ulta Beauty, Inc 398,594
1,237 * Urban Outfitters, Inc 40,982
1,365 * Victoria's Secret & Co 23,792
1,287 * Warby Parker, Inc 15,045
1,297 * Wayfair, Inc 84,318
203 Weyco Group, Inc 5,418
1,141 Williams-Sonoma, Inc 142,785
37 Winmark Corp 12,301
314 * Zumiez, Inc 5,231
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 37,187,001
CONSUMER DURABLES & APPAREL - 1 .2%
707 Acushnet Holdings Corp 38,659
1,510 * Allbirds, Inc 1,903
1,083 *,e AMMO, Inc 2,307
285 * Beazer Homes USA, Inc 8,063
1,301 Brunswick Corp 112,719
2,097 * Callaway Golf Co 41,625
2,137 * Capri Holdings Ltd 76,697

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
450 Carter's, Inc $ 32,670
132 * Cavco Industries, Inc 38,940
608 Century Communities, Inc 46,585
307 Clarus Corp 2,806
604 Columbia Sportswear Co 46,653
761 e Cricut, Inc 9,284
1,046 * Crocs, Inc 117,612
452 * Deckers Outdoor Corp 238,502
5,387 DR Horton, Inc 655,544
197 *,e Dream Finders Homes, Inc 4,844
327 Ethan Allen Interiors, Inc 9,248
2,447 * Garmin Ltd 255,198
682 * G-III Apparel Group Ltd 13,142
1,998 * GoPro, Inc 8,272
578 * Green Brick Partners, Inc 32,830
6,162 e Hanesbrands, Inc 27,975
2,241 Hasbro, Inc 145,150
444 * Helen of Troy Ltd 47,961
81 * Hovnanian Enterprises, Inc 8,036
379 Installed Building Products, Inc 53,121
443 * iRobot Corp 20,046
75 Johnson Outdoors, Inc 4,609
943 KB Home 48,763
811 Kontoor Brands, Inc 34,143
706 * Latham Group, Inc 2,619
696 La-Z-Boy, Inc 19,933
2,404 Leggett & Platt, Inc 71,206
4,288 Lennar Corp (Class A) 537,329
224 Lennar Corp (Class B) 25,308
353 * LGI Homes, Inc 47,616
223 * Lovesac Co 6,010
1,855 * Lululemon Athletica, Inc 702,117
301 * M/I Homes, Inc 26,244
287 * Malibu Boats, Inc 16,835
156 Marine Products Corp 2,630
295 * MasterCraft Boat Holdings, Inc 9,042
6,094 * Mattel, Inc 119,077
1,086 MDC Holdings, Inc 50,792
529 Meritage Homes Corp 75,261
918 * Mohawk Industries, Inc 94,701
227 Movado Group, Inc 6,090
6,518 Newell Brands Inc 56,707
19,903 Nike, Inc (Class B) 2,196,694
48 * NVR, Inc 304,830
276 Oxford Industries, Inc 27,164
4,992 * Peloton Interactive, Inc 38,388
792 Polaris Inc 95,777
3,872 Pulte Homes, Inc 300,777
795 e Purple Innovation, Inc 2,210
1,126 PVH Corp 95,676
740 Ralph Lauren Corp 91,242
200 Rocky Brands, Inc 4,200
2,405 * Skechers U.S.A., Inc (Class A) 126,647
966 * Skyline Champion Corp 63,225
840 Smith & Wesson Brands, Inc 10,954
235 *,e Snap One Holdings Corp 2,738
2,102 * Sonos, Inc 34,326
1,383 Steven Madden Ltd 45,210
272 Sturm Ruger & Co, Inc 14,405
3,931 Tapestry, Inc 168,247
1,558 * Taylor Morrison Home Corp 75,984
2,986 Tempur Sealy International, Inc 119,649
1,677 Toll Brothers, Inc 132,600

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
563 * TopBuild Corp $ 149,769
194 * Traeger, Inc 824
1,429 * TRI Pointe Homes, Inc 46,957
3,425 * Under Armour, Inc (Class A) 24,728
3,626 * Under Armour, Inc (Class C) 24,330
5,645 VF Corp 107,763
1,021 * Vista Outdoor, Inc 28,251
1,116 * Vizio Holding Corp 7,533
1,031 *,e Vuzix Corp 5,258
945 Whirlpool Corp 140,607
1,465 Wolverine World Wide, Inc 21,521
1,421 * YETI Holdings, Inc 55,192
TOTAL CONSUMER DURABLES & APPAREL 8,617,100
CONSUMER SERVICES - 2 .4%
700 * Accel Entertainment, Inc 7,392
2,833 ADT, Inc 17,083
799 * Adtalem Global Education, Inc 27,438
6,641 * Airbnb, Inc 851,111
4,054 ARAMARK Holdings Corp 174,525
631 * Bally's Corp 9,818
17 * Biglari Holdings, Inc (B Shares) 3,351
356 * BJ's Restaurants, Inc 11,321
1,539 Bloomin' Brands, Inc 41,384
275 Bluegreen Vacations Holding Corp 9,804
622 * Booking Holdings, Inc 1,679,605
333 * Bowlero Corp 3,876
1,079 Boyd Gaming Corp 74,850
1,041 * Bright Horizons Family Solutions 96,240
763 * Brinker International, Inc 27,926
3,464 * Caesars Entertainment, Inc 176,560
16,161 * Carnival Corp 304,312
234 Carriage Services, Inc 7,598
625 * Carrols Restaurant Group, Inc 3,150
520 * Century Casinos, Inc 3,692
702 Cheesecake Factory 24,275
2,349 * Chegg, Inc 20,859
461 * Chipotle Mexican Grill, Inc (Class A) 986,079
632 Choice Hotels International, Inc 74,273
1,260 Churchill Downs, Inc 175,354
247 * Chuy's Holdings, Inc 10,083
1,836 * Coursera, Inc 23,905
463 Cracker Barrel Old Country Store, Inc 43,142
2,007 Darden Restaurants, Inc 335,330
792 * Dave & Buster's Entertainment, Inc 35,291
1,168 * Denny's Corp 14,390
266 Dine Brands Global Inc. 15,436
604 Domino's Pizza, Inc 203,542
4,914 * DoorDash, Inc 375,528
6,847 * DraftKings, Inc 181,925
461 * Duolingo, Inc 65,895
302 El Pollo Loco Holdings, Inc 2,649
281 * European Wax Center, Inc 5,235
1,316 * Everi Holdings, Inc 19,029
2,437 * Expedia Group, Inc 266,583
1,596 * frontdoor, Inc 50,912
682 * Full House Resorts, Inc 4,569
443 * Global Business Travel Group I 3,203
229 * Golden Entertainment, Inc 9,572
58 Graham Holdings Co 33,146
572 * Grand Canyon Education, Inc 59,036
2,195 H&R Block, Inc 69,955
1,409 * Hilton Grand Vacations, Inc 64,025

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
4,351 Hilton Worldwide Holdings, Inc $ 633,288
738 Hyatt Hotels Corp 84,560
357 * Inspired Entertainment, Inc 5,251
1,684 International Game Technology plc 53,703
431 Jack in the Box, Inc 42,035
1,311 Krispy Kreme, Inc 19,311
89 *,e Kura Sushi USA, Inc 8,273
5,593 * Las Vegas Sands Corp 324,394
1,806 Laureate Education, Inc 21,835
619 * Life Time Group Holdings, Inc 12,176
464 * Lindblad Expeditions Holdings, Inc 5,048
4,266 Marriott International, Inc (Class A) 783,622
676 Marriott Vacations Worldwide Corp 82,959
12,200 McDonald's Corp 3,640,602
5,201 MGM Resorts International 228,428
844 *,e Mister Car Wash, Inc 8,145
173 Monarch Casino & Resort, Inc 12,188
805 * Mondee Holdings, Inc 7,173
911 * Nerdy, Inc 3,799
621 * Noodles & Co 2,099
6,767 * Norwegian Cruise Line Holdings Ltd 147,318
353 * ONE Group Hospitality, Inc 2,584
1,026 * OneSpaWorld Holdings Ltd 12,415
565 Papa John's International, Inc 41,714
2,733 * Penn National Gaming, Inc 65,674
1,137 * Perdoceo Education Corp 13,951
1,475 * Planet Fitness, Inc 99,474
525 * Portillo's, Inc 11,828
592 * Potbelly Corp 5,198
142 RCI Hospitality Holdings, Inc 10,791
297 * Red Robin Gourmet Burgers, Inc 4,107
924 Red Rock Resorts, Inc 43,225
1,530 * Rover Group, Inc 7,512
3,783 * Royal Caribbean Cruises Ltd 392,448
822 * Rush Street Interactive, Inc 2,565
5,391 *,e Sabre Corp 17,197
1,620 * Scientific Games Corp (Class A) 111,391
764 * SeaWorld Entertainment, Inc 42,792
2,355 Service Corp International 152,109
596 * Shake Shack, Inc 46,321
1,370 * Six Flags Entertainment Corp 35,593
18,896 Starbucks Corp 1,871,838
403 Strategic Education, Inc 27,339
644 * Stride, Inc 23,976
1,928 * Super Group SGHC Ltd 5,591
1,443 * Sweetgreen, Inc 18,499
877 *,e Target Hospitality Corp 11,769
1,209 Texas Roadhouse, Inc (Class A) 135,747
1,336 Travel & Leisure Co 53,894
1,149 * Udemy, Inc 12,329
434 * Universal Technical Institute, Inc 2,999
707 Vail Resorts, Inc 177,994
2,954 Wendy's 64,249
513 Wingstop, Inc 102,682
881 * WW International Inc 5,920
1,610 Wyndham Hotels & Resorts, Inc 110,398
1,791 Wynn Resorts Ltd 189,147
268 * Xponential Fitness, Inc 4,623
4,724 Yum! Brands, Inc 654,510
TOTAL CONSUMER SERVICES 17,422,857
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
6,241 Albertsons Cos, Inc 136,179

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
418 Andersons, Inc $ 19,291
2,336 * BJ's Wholesale Club Holdings, Inc 147,191
618 Casey's General Stores, Inc 150,718
515 * Chefs' Warehouse Holdings, Inc 18,416
7,432 Costco Wholesale Corp 4,001,240
3,715 Dollar General Corp 630,733
3,489 * Dollar Tree, Inc 500,671
1,460 * Grocery Outlet Holding Corp 44,691
626 * HF Foods Group Inc 2,936
213 Ingles Markets, Inc (Class A) 17,604
10,796 Kroger Co 507,412
286 Natural Grocers by Vitamin C 3,506
2,651 * Performance Food Group Co 159,696
385 Pricesmart, Inc 28,513
584 SpartanNash Co 13,146
2,100 * Sprouts Farmers Market, Inc 77,133
8,505 SYSCO Corp 631,071
7,729 Target Corp 1,019,455
943 * United Natural Foods, Inc 18,436
3,868 * US Foods Holding Corp 170,192
127 Village Super Market (Class A) 2,898
12,281 Walgreens Boots Alliance, Inc 349,886
23,807 Walmart, Inc 3,741,984
218 Weis Markets, Inc 13,998
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,406,996
ENERGY - 4 .1%
256 e Altus Midstream Co 8,996
704 * Amplify Energy Corp 4,766
5,480 Antero Midstream Corp 63,568
4,860 * Antero Resources Corp 111,926
5,407 APA Corp 184,757
243 Arch Resources, Inc 27,401
2,039 Archrock, Inc 20,900
667 Ardmore Shipping Corp 8,237
16,148 Baker Hughes Co 510,438
1,892 Berry Petroleum Co LLC 13,017
1,179 Bonanza Creek Energy, Inc 81,787
3,755 * Borr Drilling Ltd 28,275
351 * Bristow Group, Inc 10,084
12,978 Cabot Oil & Gas Corp 328,343
845 Cactus, Inc 35,760
912 California Resources Corp 41,304
691 * Callon Petroleum Co 24,233
243 * Centrus Energy Corp 7,912
3,416 ChampionX Corp 106,033
4,125 Cheniere Energy, Inc 628,485
1,919 Chesapeake Energy Corp 160,582
28,977 Chevron Corp 4,559,531
2,877 * Clean Energy Fuels Corp 14,270
2,191 * CNX Resources Corp 38,825
1,500 e Comstock Resources Inc 17,400
20,416 ConocoPhillips 2,115,302
621 CONSOL Energy, Inc 42,110
809 Core Laboratories, Inc 18,809
500 Crescent Energy, Inc 5,210
583 CVR Energy, Inc 17,467
1,373 Delek US Holdings, Inc 32,883
850 * Denbury, Inc 73,321
10,744 Devon Energy Corp 519,365
2,136 DHT Holdings, Inc 18,220
1,800 * Diamond Offshore Drilling, Inc 25,632
3,040 Diamondback Energy, Inc 399,334

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
333 * DMC Global, Inc $ 5,914
395 Dorian LPG Ltd 10,132
582 * Dril-Quip, Inc 13,543
1,673 DT Midstream, Inc 82,931
625 * Earthstone Energy, Inc 8,931
156 * Empire Petroleum Corp 1,420
2,241 * Encore Energy Corp 5,401
2,496 *,e Energy Fuels, Inc 15,575
279 e Enviva, Inc 3,027
9,773 EOG Resources, Inc 1,118,422
6,200 EQT Corp 255,006
7,406 Equitrans Midstream Corp 70,801
275 Excelerate Energy, Inc 5,591
68,031 Exxon Mobil Corp 7,296,325
408 FLEX LNG Ltd 12,456
226 * Forum Energy Technologies, Inc 5,783
1,226 * Frank's International NV 21,725
3,883 *,e Gevo, Inc 5,902
1,788 Golar LNG Ltd 36,064
842 * Green Plains Inc 27,146
179 * Gulfport Energy Operating Corp 18,808
345 * Hallador Energy Co 2,957
15,566 Halliburton Co 513,522
2,743 * Helix Energy Solutions Group, Inc 20,243
1,863 Helmerich & Payne, Inc 66,043
4,747 Hess Corp 645,355
2,191 HF Sinclair Corp 97,741
110 e HighPeak Energy, Inc 1,197
685 International Seaways, Inc 26,194
33,654 Kinder Morgan, Inc 579,522
7,467 * Kosmos Energy Ltd 44,727
279 * Laredo Petroleum, Inc 12,597
2,207 Liberty Oilfield Services, Inc 29,508
2,448 Magnolia Oil & Gas Corp 51,163
767 * Mammoth Energy Services, Inc 3,705
11,233 Marathon Oil Corp 258,584
7,501 Marathon Petroleum Corp 874,617
1,952 Matador Resources Co 102,129
2,520 Murphy Oil Corp 96,516
146 * Nabors Industries Ltd 13,582
75 Nacco Industries, Inc (Class A) 2,600
790 New Fortress Energy, Inc 21,156
2,497 * Newpark Resources, Inc 13,059
555 *,e NextDecade Corp 4,557
2,774 * NexTier Oilfield Solutions, Inc 24,800
1,670 * Noble Corp plc 68,988
3,490 Nordic American Tankers Ltd 12,808
757 Northern Oil and Gas, Inc 25,980
6,945 NOV, Inc 111,398
666 Oasis Petroleum, Inc 102,431
11,729 Occidental Petroleum Corp 689,665
1,532 * Oceaneering International, Inc 28,648
1,209 * Oil States International, Inc 9,031
7,381 ONEOK, Inc 455,555
854 * Overseas Shipholding Group, Inc 3,561
4,162 Ovintiv, Inc 158,447
677 * Par Pacific Holdings, Inc 18,015
3,410 Patterson-UTI Energy, Inc 40,818
1,808 PBF Energy, Inc 74,020
1,550 PDC Energy, Inc 110,267
1,975 Peabody Energy Corp 42,779
3,118 Permian Resources Corp 34,173
7,816 Phillips 66 745,490

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
3,939 Pioneer Natural Resources Co $ 816,082
1,367 * ProPetro Holding Corp 11,264
4,095 Range Resources Corp 120,393
475 * Ranger Energy Services, Inc 4,864
276 * Rex American Resources Corp 9,608
151 Riley Exploration Permian, Inc 5,394
1,348 *,e Ring Energy, Inc 2,305
1,202 RPC, Inc 8,594
532 SandRidge Energy, Inc 8,113
24,044 Schlumberger Ltd 1,181,041
828 Scorpio Tankers, Inc 39,106
649 * SEACOR Marine Holdings, Inc 7,418
739 * Seadrill Ltd 30,499
988 Select Energy Services, Inc 8,003
1,567 SFL Corp Ltd 14,620
185 *,e SilverBow Resources, Inc 5,387
1,209 Sitio Royalties Corp 31,760
1,884 SM Energy Co 59,591
678 Solaris Oilfield Infrastructure, Inc 5,648
18,509 * Southwestern Energy Co 111,239
1,711 * Talos Energy, Inc 23,732
3,944 Targa Resources Investments, Inc 300,138
6,806 * TechnipFMC plc 113,116
1,069 * Teekay Corp 6,457
376 Teekay Tankers Ltd 14,374
8,487 *,e Tellurian, Inc 11,967
2,062 * Tetra Technologies, Inc 6,970
101 Texas Pacific Land Corp 132,967
854 * Tidewater, Inc 47,346
4,698 *,e Uranium Energy Corp 15,973
1,387 * US Silica Holdings, Inc 16,824
1,000 Vaalco Energy, Inc 3,760
993 * Valaris Ltd 62,489
6,080 Valero Energy Corp 713,184
916 *,e Vertex Energy, Inc 5,725
433 Vitesse Energy, Inc 9,699
2,083 * W&T Offshore, Inc 8,061
1,187 * Weatherford International Ltd 78,841
20,367 Williams Cos, Inc 664,575
1,068 World Fuel Services Corp 22,086
TOTAL ENERGY 30,302,747
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .8%
1,492 Acadia Realty Trust 21,470
1,175 Agree Realty Corp 76,833
1,192 Alexander & Baldwin, Inc 22,147
57 Alexander's, Inc 10,480
2,778 Alexandria Real Estate Equities, Inc 315,275
357 Alpine Income Property Trust, Inc 5,801
714 American Assets Trust, Inc 13,709
1,878 American Finance Trust, Inc 12,695
4,773 American Homes 4 Rent 169,203
7,860 American Tower Corp 1,524,368
4,437 Americold Realty Trust 143,315
2,744 Apartment Income REIT Corp 99,031
1,848 Apartment Investment and Management Co 15,745
4,063 Apple Hospitality REIT, Inc 61,392
1,769 Armada Hoffler Properties, Inc 20,662
2,397 AvalonBay Communities, Inc 453,680
2,732 Boston Properties, Inc 157,336
1,429 BraeMar Hotels & Resorts, Inc 5,745
2,649 Brandywine Realty Trust 12,318
5,352 Brixmor Property Group, Inc 117,744

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
2,559 Broadstone Net Lease, Inc $ 39,511
572 Brt Realty Trust 11,326
1,599 Camden Property Trust 174,083
1,679 CareTrust REIT, Inc 33,345
493 CBL & Associates Properties, Inc 10,866
275 Centerspace 16,874
919 Chatham Lodging Trust 8,602
707 City Office REIT, Inc 3,938
588 Clipper Realty, Inc 3,334
544 Community Healthcare Trust, Inc 17,963
2,132 Corporate Office Properties Trust 50,635
2,578 Cousins Properties, Inc 58,778
7,361 Crown Castle International Corp 838,712
273 CTO Realty Growth, Inc 4,679
3,658 CubeSmart 163,366
3,453 DiamondRock Hospitality Co 27,658
4,847 Digital Realty Trust, Inc 551,928
5,068 Diversified Healthcare Trust 11,403
2,632 Douglas Emmett, Inc 33,084
1,427 Easterly Government Properties, Inc 20,691
673 EastGroup Properties, Inc 116,833
3,012 Empire State Realty Trust, Inc 22,560
1,375 EPR Properties 64,350
1,553 Equinix, Inc 1,217,459
1,868 Equity Commonwealth 37,846
3,060 Equity Lifestyle Properties, Inc 204,683
6,436 Equity Residential 424,583
1,947 Essential Properties Realty Trust, Inc 45,832
1,143 Essex Property Trust, Inc 267,805
2,226 Extra Space Storage, Inc 331,340
729 Farmland Partners, Inc 8,901
1,347 Federal Realty Investment Trust 130,349
1,998 First Industrial Realty Trust, Inc 105,175
1,235 Four Corners Property Trust, Inc 31,369
3,874 Gaming and Leisure Properties, Inc 187,734
763 Getty Realty Corp 25,805
475 Gladstone Commercial Corp 5,876
687 Gladstone Land Corp 11,177
1,151 Global Medical REIT, Inc 10,509
1,848 Global Net Lease, Inc 18,997
6,024 Healthcare Realty Trust, Inc 113,613
9,296 Healthpeak Properties Inc 186,850
697 Hersha Hospitality Trust 4,245
1,796 Highwoods Properties, Inc 42,942
12,302 Host Hotels and Resorts, Inc 207,043
2,438 Hudson Pacific Properties 10,288
3,525 Independence Realty Trust, Inc 64,225
439 Innovative Industrial Properties, Inc 32,051
1,140 InvenTrust Properties Corp 26,380
10,054 Invitation Homes, Inc 345,858
4,939 Iron Mountain, Inc 280,634
571 iStar, Inc 13,550
2,053 JBG SMITH Properties 30,877
1,970 Kilroy Realty Corp 59,277
10,503 Kimco Realty Corp 207,119
3,663 Kite Realty Group Trust 81,831
1,519 Lamar Advertising Co 150,761
5,428 Lexington Realty Trust 52,923
1,362 Life Storage, Inc 181,091
917 LTC Properties, Inc 30,279
3,615 Macerich Co 40,741
1,437 * Mack-Cali Realty Corp 23,064
9,560 Medical Properties Trust, Inc 88,526

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
1,928 Mid-America Apartment Communities, Inc $ 292,786
885 National Health Investors, Inc 46,392
3,014 National Retail Properties, Inc 128,969
1,216 National Storage Affiliates Trust 42,353
1,149 NETSTREIT Corp 20,533
967 NexPoint Diversified Real Estate Trust 12,107
478 NexPoint Residential Trust, Inc 21,739
965 Office Properties Income Trust 7,430
3,987 Omega Healthcare Investors, Inc 122,361
254 One Liberty Properties, Inc 5,161
1,512 Orion Office REIT, Inc 9,994
2,712 Outfront Media, Inc 42,633
3,099 Paramount Group, Inc 13,729
4,260 Park Hotels & Resorts, Inc 54,613
554 Peakstone Realty Trust 15,468
2,135 Pebblebrook Hotel Trust 29,762
1,776 Phillips Edison & Co, Inc 60,526
3,336 Physicians Realty Trust 46,671
2,219 Piedmont Office Realty Trust, Inc 16,132
445 Plymouth Industrial REIT, Inc 10,244
255 Postal Realty Trust, Inc 3,751
1,459 PotlatchDeltic Corp 77,108
15,617 Prologis, Inc 1,915,113
2,624 Public Storage, Inc 765,893
2,525 Rayonier, Inc 79,285
10,335 Realty Income Corp 617,930
2,945 Regency Centers Corp 181,913
2,533 Retail Opportunities Investment Corp 34,221
2,780 Rexford Industrial Realty, Inc 145,172
3,244 RLJ Lodging Trust 33,316
1,201 RPT Realty 12,550
875 Ryman Hospitality Properties 81,305
3,697 Sabra Healthcare REIT, Inc 43,514
370 Saul Centers, Inc 13,627
1,869 SBA Communications Corp 433,159
2,237 Service Properties Trust 19,440
5,468 Simon Property Group, Inc 631,445
2,580 SITE Centers Corp 34,108
1,292 SL Green Realty Corp 38,825
2,053 Spirit Realty Capital, Inc 80,847
2,713 STAG Industrial, Inc 97,342
2,137 Summit Hotel Properties, Inc 13,912
1,974 Sun Communities, Inc 257,528
4,344 Sunstone Hotel Investors, Inc 43,961
1,735 Tanger Factory Outlet Centers, Inc 38,291
1,413 Terreno Realty Corp 84,921
5,209 UDR, Inc 223,779
567 UMH Properties, Inc 9,061
3,661 Uniti Group, Inc 16,914
198 Universal Health Realty Income Trust 9,421
2,537 Urban Edge Properties 39,146
1,302 Urstadt Biddle Properties, Inc (Class A) 27,680
6,969 Ventas, Inc 329,425
16,059 VICI Properties, Inc 504,734
3,062 Vornado Realty Trust 55,545
1,848 Washington REIT 30,381
8,069 d Welltower, Inc 652,701
12,145 d Weyerhaeuser Co 406,979
550 Whitestone REIT 5,335
3,203 WP Carey, Inc 216,395
2,302 Xenia Hotels & Resorts, Inc 28,338
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,216,990

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES - 7 .5%
906 * Acacia Research (Acacia Technologies) $ 3,769
125 AFC Gamma, Inc 1,556
595 Affiliated Managers Group, Inc 89,185
3,788 * Affirm Holdings, Inc 58,070
8,788 AGNC Investment Corp 89,022
243 Alerus Financial Corp 4,369
4,886 Ally Financial, Inc 131,971
288 A-Mark Precious Metals, Inc 10,781
9,917 American Express Co 1,727,541
1,768 Ameriprise Financial, Inc 587,259
253 Angel Oak Mortgage, Inc 2,085
7,406 Annaly Capital Management, Inc 148,194
2,943 Apollo Commercial Real Estate Finance, Inc 33,315
8,457 Apollo Global Management, Inc 649,582
2,387 Arbor Realty Trust, Inc 35,375
645 Ares Commercial Real Estate Corp 6,547
2,484 Ares Management Corp 239,333
1,405 ARMOUR Residential REIT, Inc 7,489
870 Artisan Partners Asset Management, Inc 34,200
253 * Assetmark Financial Holdings, Inc 7,504
123 * Atlanticus Holdings Corp 5,167
2,445 * AvidXchange Holdings, Inc 25,379
274 B. Riley Financial, Inc 12,599
1,049 *,e Bakkt Holdings, Inc 1,290
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 10,170
12,740 Bank of New York Mellon Corp 567,185
30,453 * Berkshire Hathaway, Inc (Class B) 10,384,473
5,076 BGC Partners, Inc (Class A) 22,487
2,485 BlackRock, Inc 1,717,483
2,460 Blackstone Mortgage Trust, Inc 51,193
11,884 Blackstone, Inc 1,104,855
8,961 * Block, Inc 596,534
637 * Blucora, Inc 14,256
7,061 Blue Owl Capital, Inc 82,261
829 Bread Financial Holdings, Inc 26,022
642 Brightsphere Investment Group, Inc 13,450
1,289 BrightSpire Capital, Inc 8,675
1,450 * Cannae Holdings, Inc 29,305
923 * Cantaloupe, Inc 7,347
6,436 Capital One Financial Corp 703,905
3,299 Carlyle Group, Inc 105,403
222 Cass Information Systems, Inc 8,609
1,760 CBOE Global Markets, Inc 242,898
24,896 Charles Schwab Corp 1,411,105
152 Chicago Atlantic Real Estate Finance, Inc 2,303
3,066 Chimera Investment Corp 17,691
1,435 Claros Mortgage Trust, Inc 16,273
6,023 CME Group, Inc 1,116,002
461 Cohen & Steers, Inc 26,733
2,786 *,e Coinbase Global, Inc 199,338
797 e Compass Diversified Trust 17,287
326 * Consumer Portfolio Services, Inc 3,804
1,857 Corebridge Financial, Inc 32,795
125 * Credit Acceptance Corp 63,491
49 Diamond Hill Investment Group, Inc 8,394
4,322 Discover Financial Services 505,026
461 * Donnelley Financial Solutions, Inc 20,989
258 Dynex Capital, Inc 3,248
718 Ellington Financial Inc 9,908
375 Enact Holdings, Inc 9,424
502 * Encore Capital Group, Inc 24,407
629 * Enova International, Inc 33,412
6,316 Equitable Holdings, Inc 171,543

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
1,785 Essent Group Ltd $ 83,538
849 * Euronet Worldwide, Inc 99,647
638 Evercore Inc 78,850
941 EVERTEC, Inc 34,657
649 Factset Research Systems, Inc 260,022
139 Federal Agricultural Mortgage Corp (FAMC) 19,980
10,055 Fidelity National Information Services, Inc 550,009
335 * Finance Of America Cos, Inc 640
737 FirstCash Holdings, Inc 68,784
9,965 * Fiserv, Inc 1,257,085
1,210 * FleetCor Technologies, Inc 303,807
1,440 * Flywire Corp 44,698
877 * Focus Financial Partners, Inc 46,051
2,063 * Forge Global Holdings, Inc 5,013
1,010 Franklin BSP Realty Trust, Inc 14,302
4,751 Franklin Resources, Inc 126,899
257 GCM Grosvenor, Inc 1,938
4,363 Global Payments, Inc 429,843
5,458 Goldman Sachs Group, Inc 1,760,423
938 Granite Point Mortgage Trust, Inc 4,971
905 * Green Dot Corp 16,960
562 Hamilton Lane, Inc 44,949
1,655 Hannon Armstrong Sustainable Infrastructure Capital, Inc 41,375
2,953 Home Point Capital, Inc 6,851
796 Houlihan Lokey, Inc 78,255
280 * I3 Verticals, Inc 6,401
1,485 Interactive Brokers Group, Inc (Class A) 123,359
9,280 Intercontinental Exchange Group, Inc 1,049,382
339 * International Money Express Inc 8,316
6,004 Invesco Ltd 100,927
366 Invesco Mortgage Capital, Inc 4,198
1,263 Jack Henry & Associates, Inc 211,338
1,210 Jackson Financial, Inc 37,038
2,653 Janus Henderson Group plc 72,294
3,680 Jefferies Financial Group, Inc 122,066
10,266 KKR & Co, Inc 574,896
648 KKR Real Estate Finance Trust, Inc 7,886
1,766 Ladder Capital Corp 19,161
1,898 Lazard Ltd (Class A) 60,736
1,618 * LendingClub Corp 15,776
196 * LendingTree, Inc 4,334
1,343 LPL Financial Holdings, Inc 292,008
644 MarketAxess Holdings, Inc 168,354
7,301 * Marqeta, Inc 35,556
14,061 Mastercard, Inc (Class A) 5,530,191
232 Merchants Bancorp 5,935
2,131 MFA Financial, Inc 23,952
5,143 MGIC Investment Corp 81,208
877 Moelis & Co 39,763
2,637 Moody's Corp 916,938
20,267 Morgan Stanley 1,730,802
392 Morningstar, Inc 76,859
1,135 * Mr Cooper Group, Inc 57,476
1,321 MSCI, Inc (Class A) 619,932
6,030 Nasdaq Inc 300,596
1,245 Navient Corp 23,132
212 Nelnet, Inc (Class A) 20,454
410 * NerdWallet, Inc 3,858
6,918 New Residential Investment Corp 64,683
1,613 New York Mortgage Trust, Inc 16,001
298 *,e NewtekOne, Inc 4,738
131 Nexpoint Real Estate Finance, Inc 2,042
1,272 * NMI Holdings, Inc 32,843

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
3,378 Northern Trust Corp $ 250,445
148 * Ocwen Financial Corp 4,436
1,689 OneMain Holdings, Inc 73,792
1,687 * Open Lending Corp 17,730
402 Orchid Island Capital, Inc 4,161
600 P10, Inc 6,780
3,227 * Pagseguro Digital Ltd 30,463
245 Patria Investments Ltd 3,504
3,424 * Payoneer Global, Inc 16,469
18,860 * PayPal Holdings, Inc 1,258,528
652 * Paysafe Ltd 6,579
1,316 * Paysign Inc 3,224
399 PennyMac Financial Services, Inc 28,054
1,723 PennyMac Mortgage Investment Trust 23,226
904 Perella Weinberg Partners 7,530
273 Piper Jaffray Cos 35,288
397 PJT Partners, Inc 27,647
719 * PRA Group, Inc 16,429
675 * PROG Holdings, Inc 21,681
2,506 Radian Group, Inc 63,352
3,182 Raymond James Financial, Inc 330,196
1,941 Ready Capital Corp 21,894
1,612 Redwood Trust, Inc 10,268
143 Regional Management Corp 4,362
1,393 * Remitly Global, Inc 26,216
1,337 * Repay Holdings Corp 10,469
10,926 * Robinhood Markets, Inc 109,041
2,233 * Rocket Cos, Inc 20,008
5,347 S&P Global, Inc 2,143,559
375 Sculptor Capital Management, Inc 3,311
1,617 SEI Investments Co 96,406
854 * Shift4 Payments, Inc 57,995
184 Silvercrest Asset Management Group, Inc 3,726
4,701 SLM Corp 76,720
15,128 * SoFi Technologies, Inc 126,168
427 * Star Holdings 6,264
5,018 Starwood Property Trust, Inc 97,349
5,797 State Street Corp 424,224
809 StepStone Group, Inc 20,071
1,929 Stifel Financial Corp 115,103
4,668 * StoneCo Ltd 59,470
241 * StoneX Group, Inc 20,022
474 *,e SWK Holdings Corp 7,935
7,436 Synchrony Financial 252,229
3,710 T Rowe Price Group, Inc 415,594
143 TFS Financial Corp 1,798
5,745 * Toast, Inc 129,665
867 TPG RE Finance Trust, Inc 6,424
830 TPG, Inc 24,286
1,734 Tradeweb Markets, Inc 118,744
1,156 Two Harbors Investment Corp 16,045
1,255 *,e Upstart Holdings, Inc 44,942
1,161 e UWM Holdings Corp 6,502
208 * Velocity Financial, Inc 2,398
84 Victory Capital Holdings, Inc 2,649
1,409 Virtu Financial, Inc 24,080
115 Virtus Investment Partners, Inc 22,709
27,153 Visa, Inc (Class A) 6,448,294
1,567 Voya Financial, Inc 112,370
543 Walker & Dunlop, Inc 42,946
384 Waterstone Financial, Inc 5,564
6,792 Western Union Co 79,670
739 * WEX, Inc 134,550

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
1,867 WisdomTree Investments, Inc $ 12,808
90 * World Acceptance Corp 12,061
5,393 * XP, Inc 126,520
TOTAL FINANCIAL SERVICES 54,879,185
FOOD, BEVERAGE & TOBACCO - 3 .0%
176 Alico, Inc 4,481
30,135 Altria Group, Inc 1,365,116
9,223 Archer-Daniels-Midland Co 696,890
1,190 B&G Foods, Inc (Class A) 16,565
2,859 *,e Benson Hill, Inc 3,717
980 *,e Beyond Meat, Inc 12,720
157 * Boston Beer Co, Inc (Class A) 48,425
349 *,e BRC, Inc 1,801
711 Brown-Forman Corp (Class A) 48,398
3,077 Brown-Forman Corp (Class B) 205,482
2,310 Bunge Ltd 217,948
345 Calavo Growers, Inc 10,012
486 Cal-Maine Foods, Inc 21,870
3,182 Campbell Soup Co 145,449
918 * Celsius Holdings, Inc 136,956
65,187 Coca-Cola Co 3,925,561
72 Coca-Cola Consolidated Inc 45,793
7,729 ConAgra Brands, Inc 260,622
2,607 Constellation Brands, Inc (Class A) 641,661
2,764 * Darling International, Inc 176,316
751 Dole plc 10,154
454 * Duckhorn Portfolio, Inc 5,888
2,984 Flowers Foods, Inc 74,242
499 Fresh Del Monte Produce, Inc 12,829
752 * Freshpet, Inc 49,489
9,672 General Mills, Inc 741,842
1,593 * Hain Celestial Group, Inc 19,928
2,439 Hershey Co 609,018
4,724 Hormel Foods Corp 189,999
2,702 * Hostess Brands, Inc 68,415
1,093 Ingredion, Inc 115,803
277 J&J Snack Foods Corp 43,866
1,711 J.M. Smucker Co 252,663
199 John B. Sanfilippo & Son, Inc 23,337
4,228 Kellogg Co 284,967
14,212 Keurig Dr Pepper, Inc 444,409
11,932 Kraft Heinz Co 423,586
2,489 Lamb Weston Holdings, Inc 286,111
364 Lancaster Colony Corp 73,197
302 * Limoneira Co 4,699
4,238 McCormick & Co, Inc 369,681
203 MGP Ingredients, Inc 21,575
926 * Mission Produce, Inc 11,223
3,002 Molson Coors Brewing Co (Class B) 197,652
22,993 Mondelez International, Inc 1,677,109
12,214 * Monster Beverage Corp 701,572
366 * National Beverage Corp 17,696
23,141 PepsiCo, Inc 4,286,176
26,081 Philip Morris International, Inc 2,546,027
908 * Pilgrim's Pride Corp 19,513
1,006 * Post Holdings, Inc 87,170
2,638 Primo Water Corp 33,081
4 Seaboard Corp 14,243
134 * Seneca Foods Corp 4,379
1,484 * Simply Good Foods Co 54,300
626 * Sovos Brands, Inc 12,245
1,555 * SunOpta, Inc 10,403

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
964 * TreeHouse Foods, Inc $ 48,566
190 Turning Point Brands, Inc 4,562
4,889 Tyson Foods, Inc (Class A) 249,535
619 Universal Corp 30,913
803 Utz Brands, Inc 13,137
2,682 Vector Group Ltd 34,356
454 * Vita Coco Co, Inc 12,199
420 * Vital Farms, Inc 5,036
TOTAL FOOD, BEVERAGE & TOBACCO 22,182,574
HEALTH CARE EQUIPMENT & SERVICES - 5 .6%
28,682 Abbott Laboratories 3,126,912
1,593 * Acadia Healthcare Co, Inc 126,867
1,237 * Accolade, Inc 16,662
1,473 * Accuray, Inc 5,701
1,314 * AdaptHealth Corp 15,991
230 * Addus HomeCare Corp 21,321
317 *,e Agiliti, Inc 5,230
4,406 *,e agilon health, Inc 76,400
1,294 * Align Technology, Inc 457,610
1,430 * Alignment Healthcare, Inc 8,222
1,508 * Allscripts Healthcare Solutions, Inc 19,001
996 * Alphatec Holdings Inc 17,908
577 * Amedisys, Inc 52,761
3,954 * American Well Corp 8,303
2,642 AmerisourceBergen Corp 508,400
740 * AMN Healthcare Services, Inc 80,749
563 * Angiodynamics, Inc 5,872
640 * Apollo Medical Holdings, Inc 20,224
673 * AtriCure, Inc 33,219
27 Atrion Corp 15,274
725 * Avanos Medical, Inc 18,531
2,914 * Aveanna Healthcare Holdings, Inc 4,925
560 * AxoGen, Inc 5,113
738 * Axonics Modulation Technologies, Inc 37,247
8,643 Baxter International, Inc 393,775
4,779 Becton Dickinson & Co 1,261,704
497 *,e Beyond Air, Inc 2,117
24,123 * Boston Scientific Corp 1,304,813
2,873 * Brookdale Senior Living, Inc 12,124
4,314 *,e Butterfly Network, Inc 9,922
4,387 Cardinal Health, Inc 414,879
373 * Castle Biosciences, Inc 5,118
9,319 * Centene Corp 628,567
1,866 * Certara, Inc 33,980
2,819 * Cerus Corp 6,935
223 Chemed Corp 120,792
4,924 Cigna Corp 1,381,674
458 * ClearPoint Neuro, Inc 3,316
168 * Computer Programs & Systems, Inc 4,148
422 Conmed Corp 57,346
852 Cooper Cos, Inc 326,682
163 * Corvel Corp 31,540
544 * Cross Country Healthcare, Inc 15,276
480 * CryoLife, Inc 8,251
279 *,e Cutera, Inc 4,221
210 * CVRx, Inc 3,242
21,577 CVS Health Corp 1,491,618
1,050 * DaVita, Inc 105,493
485 *,e Definitive Healthcare Corp 5,335
3,750 Dentsply Sirona, Inc 150,075
6,477 * Dexcom, Inc 832,359
1,250 * DocGo, Inc 11,712

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
1,826 * Doximity, Inc $ 62,121
10,270 * Edwards Lifesciences Corp 968,769
3,949 Elevance Health, Inc 1,754,501
985 Embecta Corp 21,276
1,608 Encompass Health Corp 108,878
804 * Enhabit, Inc 9,246
653 * Enovis Corp 41,870
981 Ensign Group, Inc 93,646
2,830 * Envista Holdings Corp 95,767
1,677 * Evolent Health, Inc 50,813
2,133 * Figs, Inc 17,640
350 * Fulgent Genetics, Inc 12,960
6,283 GE HealthCare Technologies, Inc 510,431
1 * GeneDx Holdings Corp 6
710 * Glaukos Corp 50,559
1,419 * Globus Medical, Inc 84,487
1,770 * Guardant Health, Inc 63,366
886 * Haemonetics Corp 75,434
3,454 HCA Healthcare, Inc 1,048,220
737 * Health Catalyst, Inc 9,212
1,338 * HealthEquity, Inc 84,481
399 HealthStream, Inc 9,799
2,395 * Henry Schein, Inc 194,235
2,089 * Hims & Hers Health, Inc 19,637
3,942 * Hologic, Inc 319,184
2,105 Humana, Inc 941,209
362 * ICU Medical, Inc 64,505
1,400 * IDEXX Laboratories, Inc 703,122
779 * Inari Medical, Inc 45,291
338 * InfuSystem Holdings, Inc 3,255
1,218 * Inmode Ltd 45,492
200 * Innovage Holding Corp 1,500
655 * Inogen, Inc 7,565
465 * Inspire Medical Systems, Inc 150,958
1,159 * Insulet Corp 334,186
572 * Integer Holding Corp 50,685
1,378 * Integra LifeSciences Holdings Corp 56,677
5,875 * Intuitive Surgical, Inc 2,008,897
96 iRadimed Corp 4,583
477 * iRhythm Technologies, Inc 49,761
229 * Joint Corp 3,092
1,498 Laboratory Corp of America Holdings 361,512
1,098 * Lantheus Holdings, Inc 92,144
236 LeMaitre Vascular, Inc 15,878
1,584 * LifeStance Health Group, Inc 14,462
892 * LivaNova plc 45,876
849 * Masimo Corp 139,703
2,281 McKesson Corp 974,694
1,431 * MEDNAX, Inc 20,335
22,363 Medtronic plc 1,970,180
985 * Merit Medical Systems, Inc 82,385
49 Mesa Laboratories, Inc 6,297
199 * ModivCare, Inc 8,997
1,000 * Molina Healthcare, Inc 301,240
734 *,e Nano-X Imaging Ltd 11,370
173 National Healthcare Corp 10,695
208 National Research Corp 9,050
3,187 * Neogen Corp 69,317
2,015 * NeoGenomics, Inc 32,381
613 * Nevro Corp 15,582
818 * NextGen Healthcare, Inc 13,268
1,767 * Novocure Ltd 73,330
959 * NuVasive, Inc 39,885

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
758 * Omnicell, Inc $ 55,842
8,804 * Opko Health, Inc 19,105
366 * OptimizeRx Corp 5,230
2,503 * Option Care Health, Inc 81,322
1,144 * OraSure Technologies, Inc 5,731
473 * Orthofix Medical Inc 8,542
333 * OrthoPediatrics Corp 14,602
742 * Outset Medical, Inc 16,228
1,223 * Owens & Minor, Inc 23,286
525 * P3 Health Partners, Inc 1,570
724 * Paragon 28, Inc 12,844
1,530 Patterson Cos, Inc 50,888
524 * Pennant Group, Inc 6,435
597 * Penumbra, Inc 205,404
419 * PetIQ, Inc 6,356
771 * Phreesia, Inc 23,909
1,445 Premier, Inc 39,969
961 * Privia Health Group, Inc 25,092
555 * PROCEPT BioRobotics Corp 19,619
1,198 * Progyny, Inc 47,129
2,372 * Project Roadrunner Parent, Inc 43,763
1,215 * Pulmonx Corp 15,929
1,909 Quest Diagnostics, Inc 268,329
828 * QuidelOrtho Corp 68,608
727 * Quipt Home Medical Corp 3,882
689 * RadNet, Inc 22,475
1,441 * Repro-Med Systems, Inc 4,971
2,381 Resmed, Inc 520,249
375 * RxSight, Inc 10,800
896 * Schrodinger, Inc 44,728
1,678 Select Medical Holdings Corp 53,461
5,090 *,e Sharecare, Inc 8,908
594 * Shockwave Medical Inc 169,534
442 * SI-BONE, Inc 11,925
421 * Sight Sciences, Inc 3,486
548 * Silk Road Medical Inc 17,805
227 Simulations Plus, Inc 9,836
793 * Staar Surgical Co 41,688
1,629 STERIS plc 366,492
5,937 Stryker Corp 1,811,319
987 * Surgery Partners, Inc 44,405
300 * SurModics, Inc 9,393
280 * Tactile Systems Technology, Inc 6,980
1,069 * Tandem Diabetes Care, Inc 26,233
495 * Tela Bio, Inc 5,014
2,648 * Teladoc, Inc 67,047
818 Teleflex, Inc 197,981
1,754 * Tenet Healthcare Corp 142,741
495 * Transmedics Group, Inc 41,570
533 * Treace Medical Concepts, Inc 13,634
159 * UFP Technologies, Inc 30,822
15,558 UnitedHealth Group, Inc 7,477,797
1,068 Universal Health Services, Inc (Class B) 168,498
187 US Physical Therapy, Inc 22,700
80 Utah Medical Products, Inc 7,456
587 * Varex Imaging Corp 13,836
2,386 * Veeva Systems, Inc 471,784
4,258 * VG Acquisition Corp 7,452
908 * Vicarious Surgical, Inc 1,662
611 * Viemed Healthcare, Inc 5,976
3,486 Zimmer Biomet Holdings, Inc 507,562
516 * Zimvie, Inc 5,795

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
374 *,e Zynex Inc $ 3,587
TOTAL HEALTH CARE EQUIPMENT & SERVICES 41,248,570
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
1,630 *,e Beauty Health Co 13,643
2,141 * BellRing Brands, Inc 78,361
160 * Central Garden & Pet Co 6,203
580 * Central Garden and Pet Co (Class A) 21,147
4,218 Church & Dwight Co, Inc 422,770
2,121 Clorox Co 337,324
13,875 Colgate-Palmolive Co 1,068,930
5,109 * Coty, Inc 62,790
893 Edgewell Personal Care Co 36,890
785 * elf Beauty, Inc 89,671
1,154 Energizer Holdings, Inc 38,751
3,871 Estee Lauder Cos (Class A) 760,187
1,810 * Herbalife Nutrition Ltd 23,964
253 Inter Parfums, Inc 34,213
5,595 Kimberly-Clark Corp 772,446
188 Medifast, Inc 17,326
140 * Nature's Sunshine Products, Inc 1,911
938 Nu Skin Enterprises, Inc (Class A) 31,142
61 * Oil-Dri Corp of America 3,598
1,877 * Olaplex Holdings, Inc 6,982
39,481 Procter & Gamble Co 5,990,847
871 Reynolds Consumer Products, Inc 24,606
741 Spectrum Brands Holdings, Inc 57,835
180 * USANA Health Sciences, Inc 11,347
266 WD-40 Co 50,181
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,963,065
INSURANCE - 2 .1%
10,267 Aflac, Inc 716,637
4,494 Allstate Corp 490,026
699 * AMBAC Financial Group, Inc 9,954
1,426 American Equity Investment Life Holding Co 74,309
1,177 American Financial Group, Inc 139,769
12,585 American International Group, Inc 724,141
299 Amerisafe, Inc 15,943
3,391 Aon plc 1,170,573
5,924 * Arch Capital Group Ltd 443,411
509 Argo Group International Holdings Ltd 15,071
3,438 Arthur J. Gallagher & Co 754,882
937 Assurant, Inc 117,800
1,117 Assured Guaranty Ltd 62,329
1,411 Axis Capital Holdings Ltd 75,954
1,215 * Brighthouse Financial, Inc 57,530
4,079 Brown & Brown, Inc 280,798
891 * BRP Group, Inc 22,079
6,812 Chubb Ltd 1,311,719
2,630 Cincinnati Financial Corp 255,952
261 CNA Financial Corp 10,080
1,716 Conseco, Inc 40,618
428 Donegal Group, Inc (Class A) 6,176
494 * eHealth, Inc 3,972
488 Employers Holdings, Inc 18,256
136 * Enstar Group Ltd 33,217
638 Everest Re Group Ltd 218,107
311 F&G Annuities & Life, Inc 7,707
4,587 Fidelity National Financial Inc 165,132
1,838 First American Financial Corp 104,803
8,098 * Genworth Financial, Inc (Class A) 40,490
1,450 Globe Life, Inc 158,949

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
286 * Goosehead Insurance, Inc $ 17,986
928 * Greenlight Capital Re Ltd (Class A) 9,776
667 Hanover Insurance Group, Inc 75,391
5,206 Hartford Financial Services Group, Inc 374,936
121 e HCI Group, Inc 7,475
370 *,e Hippo Holdings, Inc 6,116
637 Horace Mann Educators Corp 18,893
23 Investors Title Co 3,358
648 James River Group Holdings Ltd 11,832
1,193 Kemper Corp 57,574
347 Kinsale Capital Group, Inc 129,847
657 *,e Lemonade, Inc 11,070
2,242 Lincoln National Corp 57,754
3,399 Loews Corp 201,833
235 * Markel Corp 325,047
8,170 Marsh & McLennan Cos, Inc 1,536,614
1,028 * MBIA, Inc 8,882
429 Mercury General Corp 12,986
10,526 Metlife, Inc 595,035
35 National Western Life Group, Inc 14,545
579 * NI Holdings, Inc 8,598
5,018 Old Republic International Corp 126,303
2,430 * Oscar Health, Inc 19,586
391 * Palomar Holdings, Inc 22,694
614 Primerica, Inc 121,425
4,172 Principal Financial Group 316,404
820 ProAssurance Corp 12,374
9,799 Progressive Corp 1,297,094
6,235 Prudential Financial, Inc 550,052
1,153 Reinsurance Group of America, Inc (Class A) 159,909
759 RenaissanceRe Holdings Ltd 141,569
600 RLI Corp 81,882
1,227 * Ryan Specialty Group Holdings, Inc 55,080
227 Safety Insurance Group, Inc 16,280
1,030 Selective Insurance Group, Inc 98,828
1,153 * SiriusPoint Ltd 10,412
351 Stewart Information Services Corp 14,440
433 Tiptree Inc 6,499
3,975 Travelers Cos, Inc 690,298
628 *,e Trupanion, Inc 12,359
338 United Fire Group Inc 7,659
503 Universal Insurance Holdings, Inc 7,761
3,600 Unum Group 171,720
3,558 W.R. Berkley Corp 211,914
41 White Mountains Insurance Group Ltd 56,945
1,814 Willis Towers Watson plc 427,197
TOTAL INSURANCE 15,668,616
MATERIALS - 2 .8%
350 * 5E Advanced Materials, Inc 1,148
461 AdvanSix, Inc 16,126
3,702 Air Products & Chemicals, Inc 1,108,860
1,968 Albemarle Corp 439,041
3,014 Alcoa Corp 102,265
2,222 * Allegheny Technologies, Inc 98,279
188 Alpha Metallurgical Resources, Inc 30,900
24,122 Amcor plc 240,738
429 American Vanguard Corp 7,666
1,121 Aptargroup, Inc 129,879
1,763 * Arconic Corp 52,150
271 *,† Ardagh Group S.A. 1,593
1,615 e Ardagh Metal Packaging S.A. 6,072
912 Ashland Global Holdings, Inc 79,262

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
821 * Aspen Aerogels, Inc $ 6,478
1,410 Avery Dennison Corp 242,238
1,490 Avient Corp 60,941
3,718 * Axalta Coating Systems Ltd 121,988
605 Balchem Corp 81,560
5,069 Ball Corp 295,066
2,133 Berry Global Group, Inc 137,237
953 Cabot Corp 63,746
235 Caledonia Mining Corp plc 2,731
799 Carpenter Technology Corp 44,848
1,711 Celanese Corp (Series A) 198,134
831 * Century Aluminum Co 7,246
3,308 CF Industries Holdings, Inc 229,641
111 Chase Corp 13,455
2,584 Chemours Co 95,324
261 * Clearwater Paper Corp 8,175
8,514 * Cleveland-Cliffs, Inc 142,695
4,597 * Coeur Mining, Inc 13,055
1,719 Commercial Metals Co 90,523
532 Compass Minerals International, Inc 18,088
1,802 * Constellium SE 30,994
12,062 Corteva, Inc 691,153
1,750 Crown Holdings, Inc 152,022
1,053 * Dakota Gold Corp 3,075
1,647 *,e Danimer Scientific, Inc 3,920
987 * Diversey Holdings Ltd 8,281
11,965 Dow, Inc 637,256
7,613 DuPont de Nemours, Inc 543,873
709 Eagle Materials, Inc 132,172
2,121 Eastman Chemical Co 177,570
4,128 Ecolab, Inc 770,656
3,499 Element Solutions, Inc 67,181
2,023 FMC Corp 211,080
24,029 Freeport-McMoRan, Inc (Class B) 961,160
400 FutureFuel Corp 3,540
25,588 *,e Ginkgo Bioworks Holdings, Inc 47,594
658 Glatfelter Corp 1,987
4,828 Graphic Packaging Holding Co 116,017
395 Greif, Inc (Class A) 27,212
87 Greif, Inc (Class B) 6,721
784 H.B. Fuller Co 56,064
284 Hawkins, Inc 13,544
193 Haynes International, Inc 9,808
9,435 Hecla Mining Co 48,590
3,269 Huntsman Corp 88,328
2,702 *,e i-80 Gold Corp 6,079
749 * Ingevity Corp 43,562
373 Innospec, Inc 37,464
4,277 International Flavors & Fragrances, Inc 340,406
5,992 International Paper Co 190,606
149 * Intrepid Potash, Inc 3,381
806 * Ivanhoe Electric, Inc 10,510
261 Kaiser Aluminum Corp 18,698
749 * Knife River Corp 32,581
315 Koppers Holdings, Inc 10,741
357 Kronos Worldwide, Inc 3,117
8,219 Linde plc 3,132,096
2,677 * Livent Corp 73,430
1,222 Louisiana-Pacific Corp 91,626
542 * LSB Industries, Inc 5,339
4,182 LyondellBasell Industries NV 384,033
1,026 Martin Marietta Materials, Inc 473,694
300 Materion Corp 34,260

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
741 Minerals Technologies, Inc $ 42,748
5,590 Mosaic Co 195,650
1,500 * MP Materials Corp 34,320
371 Myers Industries, Inc 7,209
95 NewMarket Corp 38,201
13,472 Newmont Goldcorp Corp 574,716
3,868 * Novagold Resources Inc 15,433
4,265 Nucor Corp 699,375
2,868 * O-I Glass, Inc 61,174
2,013 Olin Corp 103,448
163 Olympic Steel, Inc 7,987
1,636 *,e Origin Materials, Inc 6,969
1,050 Orion Engineered Carbons SA 22,281
1,523 Packaging Corp of America 201,280
499 Pactiv Evergreen, Inc 3,777
2,514 * Perimeter Solutions S.A. 15,461
282 * Piedmont Lithium, Inc 16,274
632 * PolyMet Mining Corp 499
3,891 PPG Industries, Inc 577,035
868 * PQ Group Holdings, Inc 9,947
1,820 *,e PureCycle Technologies, Inc 19,456
201 Quaker Chemical Corp 39,175
74 * Ramaco Resources, Inc 787
376 Ramaco Resources, Inc 3,173
564 * Ranpak Holdings Corp 2,549
877 * Rayonier Advanced Materials, Inc 3,754
938 Reliance Steel & Aluminum Co 254,751
1,158 Royal Gold, Inc 132,915
2,211 RPM International, Inc 198,393
272 Ryerson Holding Corp 11,799
421 Schnitzer Steel Industries, Inc (Class A) 12,626
1,019 Schweitzer-Mauduit International, Inc 15,407
716 Scotts Miracle-Gro Co (Class A) 44,886
2,582 Sealed Air Corp 103,280
804 Sensient Technologies Corp 57,189
3,936 Sherwin-Williams Co 1,045,087
1,204 Silgan Holdings, Inc 56,456
1,617 Sonoco Products Co 95,435
1,339 Southern Copper Corp 96,060
3,317 e SSR Mining, Inc 47,035
2,783 Steel Dynamics, Inc 303,152
410 Stepan Co 39,180
2,029 * Summit Materials, Inc 76,798
1,010 SunCoke Energy, Inc 7,949
619 Sylvamo Corp 25,039
717 * TimkenSteel Corp 15,466
394 Tredegar Corp 2,628
716 Trimas Corp 19,683
733 Trinseo plc 9,287
1,767 Tronox Holdings plc 22,459
30 United States Lime & Minerals, Inc 6,267
4,076 United States Steel Corp 101,941
3,271 Valvoline, Inc 122,695
2,163 Vulcan Materials Co 487,627
816 Warrior Met Coal, Inc 31,783
559 Westlake Chemical Corp 66,784
4,393 WestRock Co 127,704
702 Worthington Industries, Inc 48,768
TOTAL MATERIALS 20,277,776
MEDIA & ENTERTAINMENT - 6 .9%
12,980 Activision Blizzard, Inc 1,094,214
988 * Advantage Solutions, Inc 2,312

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
99,474 * Alphabet, Inc (Class A) $ 11,907,038
86,212 * Alphabet, Inc (Class C) 10,429,066
8,836 *,e AMC Entertainment Holdings, Inc 38,878
543 * AMC Networks, Inc 6,489
380 * Boston Omaha Corp 7,152
1,441 * Bumble, Inc 24,180
92 Cable One, Inc 60,451
1,657 * Cargurus, Inc 37,498
1,131 * Cars.com, Inc 22,416
1,719 * Charter Communications, Inc 631,509
2,021 * Cinemark Holdings, Inc 33,346
6,287 * Clear Channel 8,613
69,179 Comcast Corp (Class A) 2,874,387
17 * Daily Journal Corp 4,918
632 * DHI Group, Inc 2,421
4,043 * DISH Network Corp (Class A) 26,643
4,486 Electronic Arts, Inc 581,834
1,005 Entravision Communications Corp (Class A) 4,412
1,205 * Eventbrite Inc 11,508
249 * EverQuote Inc 1,618
916 * EW Scripps Co (Class A) 8,381
4,745 Fox Corp (Class A) 161,330
2,613 Fox Corp (Class B) 83,329
2,328 * Gannett Co, Inc 5,238
1,547 Gray Television, Inc 12,190
1,354 * IAC 85,031
902 * Imax Corp 15,325
556 * Integral Ad Science Holding Corp 9,997
6,397 Interpublic Group of Cos, Inc 246,796
693 John Wiley & Sons, Inc (Class A) 23,583
170 * Liberty Braves Group (Class A) 6,956
525 * Liberty Braves Group (Class C) 20,800
365 * Liberty Broadband Corp (Class A) 29,101
2,046 * Liberty Broadband Corp (Class C) 163,905
398 * Liberty Media Group (Class A) 26,913
3,335 * Liberty Media Group (Class C) 251,059
1,463 * Liberty SiriusXM Group (Class A) 48,001
2,909 * Liberty SiriusXM Group (Class C) 95,212
786 * Lions Gate Entertainment Corp (Class A) 6,940
1,776 * Lions Gate Entertainment Corp (Class B) 14,830
2,523 * Live Nation, Inc 229,871
336 Madison Square Garden Co 63,185
496 * Madison Square Garden Entertainment Corp 13,585
585 * Madison Square Garden Entertainment Corp 19,668
2,210 * Magnite, Inc 30,166
294 e Marcus Corp 4,360
4,748 * Match Group, Inc 198,704
329 * MediaAlpha, Inc 3,392
37,020 * Meta Platforms, Inc 10,624,000
7,338 * Netflix, Inc 3,232,316
2,867 New York Times Co (Class A) 112,902
6,379 News Corp (Class A) 124,391
1,884 News Corp (Class B) 37,152
582 Nexstar Media Group Inc 96,932
1,900 * Nextdoor Holdings, Inc 6,194
3,273 Omnicom Group, Inc 311,426
692 * Outbrain, Inc 3,405
89 Paramount Global (Class A) 1,652
9,969 Paramount Global (Class B) 158,607
9,845 * Pinterest, Inc 269,162
1,390 * Playstudios, Inc 6,825
896 * Playtika Holding Corp 10,394
683 * PubMatic, Inc 12,485

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
1,085 * QuinStreet, Inc $ 9,581
1,517 * Quotient Technology, Inc 5,825
378 * Reservoir Media, Inc 2,276
7,676 * ROBLOX Corp 309,343
2,026 * Roku, Inc 129,583
438 Scholastic Corp 17,034
366 Shutterstock, Inc 17,813
862 Sinclair, Inc 11,913
12,646 e Sirius XM Holdings, Inc 57,286
2,335 * Spotify Technology S.A. 374,884
1,314 * Stagwell, Inc 9,474
2,757 * Take-Two Interactive Software, Inc 405,720
378 * TechTarget, Inc 11,767
3,517 TEGNA, Inc 57,116
380 * Thryv Holdings, Inc 9,348
7,448 * Trade Desk, Inc 575,135
1,758 * TripAdvisor, Inc 28,989
1,632 * TrueCar, Inc 3,688
2,350 * Vimeo, Inc 9,682
448 * Vivid Seats, Inc 3,548
30,610 * Walt Disney Co 2,732,861
37,145 * Warner Bros Discovery, Inc 465,798
736 * WideOpenWest, Inc 6,212
749 World Wrestling Entertainment, Inc (Class A) 81,244
1,209 * Yelp, Inc 44,020
795 * Ziff Davis Inc 55,698
1,228 * ZipRecruiter, Inc 21,809
4,927 * ZoomInfo Technologies, Inc 125,097
TOTAL MEDIA & ENTERTAINMENT 50,279,338
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .7%
1,510 * 10X Genomics, Inc 84,318
646 * 2seventy bio, Inc 6,538
684 * 4D Molecular Therapeutics, Inc 12,360
1,031 * 89bio, Inc 19,537
306 * Aadi Bioscience, Inc 2,093
29,569 AbbVie, Inc 3,983,831
2,077 * Acadia Pharmaceuticals, Inc 49,744
997 * Aclaris Therapeutics, Inc 10,339
488 * Actinium Pharmaceuticals, Inc 3,621
2,888 * Adaptive Biotechnologies Corp 19,378
441 * Adicet Bio, Inc 1,072
3,230 * ADMA Biologics, Inc 11,919
190 * Aerovate Therapeutics, Inc 3,258
6,443 * Agenus, Inc 10,309
4,920 Agilent Technologies, Inc 591,630
1,081 * Agios Pharmaceuticals, Inc 30,614
706 * Akero Therapeutics, Inc 32,963
144 * Akoya Biosciences, Inc 1,064
717 * Aldeyra Therapeutics, Inc 6,016
1,021 * Alector, Inc 6,136
2,871 * Alkermes plc 89,862
1,128 * Allakos, Inc 4,918
1,319 * Allogene Therapeutics, Inc 6,555
1,033 *,e Allovir, Inc 3,512
2,045 * Alnylam Pharmaceuticals, Inc 388,427
725 * Alpine Immune Sciences, Inc 7,453
827 * Altimmune, Inc 2,919
1,052 * ALX Oncology Holdings, Inc 7,901
8,934 Amgen, Inc 1,983,527
4,499 * Amicus Therapeutics, Inc 56,507
2,013 * Amneal Pharmaceuticals, Inc 6,240
552 * Amphastar Pharmaceuticals, Inc 31,723

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
760 * Amylyx Pharmaceuticals, Inc $ 16,393
305 * AnaptysBio, Inc 6,204
1,126 *,e Anavex Life Sciences Corp 9,154
121 * ANI Pharmaceuticals, Inc 6,513
216 * Anika Therapeutics, Inc 5,612
1,130 * Annexon, Inc 3,978
1,622 * Apellis Pharmaceuticals, Inc 147,764
1,513 *,e Arbutus Biopharma Corp 3,480
630 * Arcellx, Inc 19,921
607 * Arcturus Therapeutics Holdings, Inc 17,409
799 * Arcus Biosciences, Inc 16,228
576 * Arcutis Biotherapeutics, Inc 5,489
3,415 * Ardelyx, Inc 11,577
1,723 * Arrowhead Pharmaceuticals Inc 61,442
937 * Arvinas, Inc 23,256
822 *,e Assertio Holdings, Inc 4,455
425 * Astria Therapeutics, Inc 3,540
1,067 * Atea Pharmaceuticals, Inc 3,991
338 * Aura Biosciences, Inc 4,174
2,219 *,e Aurinia Pharmaceuticals, Inc 21,480
10,369 * Avantor, Inc 212,979
989 * Avid Bioservices, Inc 13,816
1,080 * Avidity Biosciences, Inc 11,977
414 * Avita Medical, Inc 7,042
533 *,e Axsome Therapeutics, Inc 38,301
1,068 * Beam Therapeutics, Inc 34,101
824 * BioAtla, Inc 2,472
2,996 * BioCryst Pharmaceuticals, Inc 21,092
2,430 * Biogen, Inc 692,185
958 * Biohaven Ltd 22,915
571 * BioLife Solutions Inc 12,619
3,188 * BioMarin Pharmaceutical, Inc 276,336
334 * Biomea Fusion, Inc 7,331
379 * Bio-Rad Laboratories, Inc (Class A) 143,686
2,628 Bio-Techne Corp 214,524
1,786 *,e Bluebird Bio, Inc 5,876
1,085 * Blueprint Medicines Corp 68,572
2,146 * Bridgebio Pharma, Inc 36,911
35,135 Bristol-Myers Squibb Co 2,246,883
1,252 * Brooks Automation, Inc 58,443
1,736 Bruker BioSciences Corp 128,325
427 * Cabaletta Bio, Inc 5,513
679 * Cara Therapeutics, Inc 1,922
831 * CareDx, Inc 7,063
983 * Caribou Biosciences, Inc 4,178
525 Carisma Therapeutics, Inc 4,604
656 *,e Cassava Sciences, Inc 16,085
2,958 * Catalent, Inc 128,259
2,132 * Catalyst Pharmaceuticals, Inc 28,654
422 * Celcuity, Inc 4,634
777 * Celldex Therapeutics, Inc 26,364
397 * Century Therapeutics, Inc 1,255
982 * Cerevel Therapeutics Holdings, Inc 31,218
837 * Charles River Laboratories International, Inc 175,979
854 * Chinook Therapeutics, Inc 32,811
970 * Codexis, Inc 2,716
1,087 * Cogent Biosciences, Inc 12,870
1,104 *,e Coherus Biosciences, Inc 4,714
773 * Collegium Pharmaceutical, Inc 16,612
1,591 * Compass Therapeutics, Inc 5,059
1,611 * Corcept Therapeutics, Inc 35,845
889 * CorMedix Inc 3,525
899 * Crinetics Pharmaceuticals, Inc 16,200

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
670 * CryoPort, Inc $ 11,557
427 * Cullinan Oncology, Inc 4,595
1,438 * Cymabay Therapeutics, Inc 15,746
1,861 * Cytek Biosciences, Inc 15,893
1,451 * Cytokinetics, Inc 47,332
10,904 Danaher Corp 2,616,960
722 * Day One Biopharmaceuticals, Inc 8,621
610 * Deciphera Pharmaceuticals, Inc 8,589
1,799 * Denali Therapeutics, Inc 53,088
578 *,e Design Therapeutics, Inc 3,641
601 * DICE Therapeutics, Inc 27,922
139 *,e Disc Medicine, Inc 6,172
1,903 * Dynavax Technologies Corp 24,587
549 * Dyne Therapeutics, Inc 6,176
122 * Eagle Pharmaceuticals, Inc 2,372
648 * Edgewise Therapeutics, Inc 5,022
1,580 * Editas Medicine, Inc 13,003
7,744 * Elanco Animal Health, Inc 77,905
14,167 Eli Lilly & Co 6,644,040
301 * Enanta Pharmaceuticals, Inc 6,441
352 * Enliven Therapeutics, Inc 7,184
380 *,e Entrada Therapeutics, Inc 5,753
5,748 *,e EQRx, Inc 10,691
1,213 * Erasca, Inc 3,348
533 * Evolus, Inc 3,875
2,917 * Exact Sciences Corp 273,906
5,221 * Exelixis, Inc 99,773
35 *,e EyePoint Pharmaceuticals, Inc 304
1,343 * Fate Therapeutics, Inc 6,393
410 * Foghorn Therapeutics, Inc 2,886
744 * Generation Bio Co 4,092
7,738 * Geron Corp 24,839
21,041 Gilead Sciences, Inc 1,621,630
1,149 * Graphite Bio, Inc 2,987
1,676 * Gritstone Oncology, Inc 3,268
2,341 * Halozyme Therapeutics, Inc 84,440
405 * Harmony Biosciences Holdings, Inc 14,252
367 * Harrow Health, Inc 6,988
674 * Harvard Bioscience, Inc 3,700
256 * HilleVax, Inc 4,401
3,709 * Horizon Therapeutics Plc 381,471
1,440 * Humacyte, Inc 4,118
1,296 * ICON plc 324,259
735 * Icosavax, Inc 7,299
825 * Ideaya Biosciences, Inc 19,387
344 *,e IGM Biosciences, Inc 3,175
2,643 * Illumina, Inc 495,536
362 * Immuneering Corp 3,671
2,150 * ImmunityBio, Inc 5,977
3,879 * Immunogen, Inc 73,197
892 * Immunovant, Inc 16,921
3,159 * Incyte Corp 196,648
477 * Inhibrx, Inc 12,383
1,186 * Innoviva, Inc 15,098
608 * Inozyme Pharma, Inc 3,387
1,917 * Insmed, Inc 40,449
1,443 * Intellia Therapeutics, Inc 58,846
554 * Intercept Pharmaceuticals, Inc 6,127
1,517 * Intra-Cellular Therapies, Inc 96,056
2,335 * Ionis Pharmaceuticals, Inc 95,805
3,244 * Iovance Biotherapeutics, Inc 22,838
3,128 * IQVIA Holdings, Inc 703,081
2,421 * Ironwood Pharmaceuticals, Inc 25,759

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
343 * iTeos Therapeutics, Inc $ 4,541
2,273 * IVERIC bio, Inc 89,420
205 *,e Janux Therapeutics, Inc 2,433
1,000 * Jazz Pharmaceuticals plc 123,970
43,536 Johnson & Johnson 7,206,079
390 * KalVista Pharmaceuticals Inc 3,510
568 * Karuna Therapeutics, Inc 123,171
1,306 * Karyopharm Therapeutics, Inc 2,338
597 * KemPharm, Inc 3,045
337 * Keros Therapeutics, Inc 13,541
1,049 * Kezar Life Sciences, Inc 2,570
561 * Kiniksa Pharmaceuticals Ltd 7,899
557 * Kodiak Sciences, Inc 3,843
313 * Krystal Biotech Inc 36,746
1,038 * Kura Oncology, Inc 10,982
584 * Kymera Therapeutics, Inc 13,426
1,227 *,e Lexicon Pharmaceuticals, Inc 2,810
305 * Ligand Pharmaceuticals, Inc (Class B) 21,990
2,773 * Lineage Cell Therapeutics, Inc 3,910
933 * Liquidia Corp 7,324
349 * Longboard Pharmaceuticals, Inc 2,562
4,483 *,e Lyell Immunopharma, Inc 14,256
1,468 * MacroGenics, Inc 7,854
221 * Madrigal Pharmaceuticals, Inc 51,051
4,140 * MannKind Corp 16,850
1,760 * Maravai LifeSciences Holdings, Inc 21,877
764 * Marinus Pharmaceuticals, Inc 8,297
1,600 * MaxCyte, Inc 7,344
396 * Medpace Holdings, Inc 95,107
1,264 * MeiraGTx Holdings plc 8,494
42,528 Merck & Co, Inc 4,907,306
1,159 * Mersana Therapeutics, Inc 3,813
371 * Mettler-Toledo International, Inc 486,618
1,942 * MiMedx Group, Inc 12,837
215 * Mineralys Therapeutics, Inc 3,666
707 * Mirati Therapeutics, Inc 25,544
461 * Mirum Pharmaceuticals, Inc 11,926
5,621 * Moderna, Inc 682,952
579 *,e Monte Rosa Therapeutics, Inc 3,966
456 * Morphic Holding, Inc 26,142
1,296 * Myriad Genetics, Inc 30,041
1,492 * NanoString Technologies, Inc 6,043
1,592 * Natera, Inc 77,467
1,816 * Nautilus Biotechnology, Inc 7,028
1,620 * Neurocrine Biosciences, Inc 152,766
653 * NGM Biopharmaceuticals Inc 1,691
1,017 * Nkarta, Inc 2,227
1,714 *,e Novavax, Inc 12,735
774 * Nurix Therapeutics, Inc 7,732
392 * Nuvalent, Inc 16,531
4,693 * Nuvation Bio, Inc 8,447
1,191 * Ocular Therapeutix, Inc 6,146
486 * Olema Pharmaceuticals, Inc 4,389
511 * Omega Therapeutics, Inc 2,862
970 * Omeros Corp 5,277
115 *,† OmniAb, Inc 0
1,494 * OmniAb, Inc 7,515
115 *,† OmniAb, Inc 0
1,082 * Organogenesis Holdings Inc 3,592
4,364 Organon & Co 90,815
684 * ORIC Pharmaceuticals, Inc 5,308
1,649 *,e Outlook Therapeutics, Inc 2,869
1,735 * Ovid therapeutics, Inc 5,691

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
4,140 * Pacific Biosciences of California, Inc $ 55,062
686 * Pacira BioSciences Inc 27,488
205 * PepGen, Inc 1,833
2,112 PerkinElmer, Inc 250,884
2,396 Perrigo Co plc 81,344
94,504 Pfizer, Inc 3,466,407
326 *,e Phathom Pharmaceuticals, Inc 4,668
293 Phibro Animal Health Corp 4,014
845 * Pliant Therapeutics, Inc 15,311
437 * PMV Pharmaceuticals, Inc 2,736
1,279 * Point Biopharma Global, Inc 11,588
1,693 * Poseida Therapeutics, Inc 2,980
4,045 *,e Precigen, Inc 4,652
817 * Prestige Consumer Healthcare, Inc. 48,554
667 * Prime Medicine, Inc 9,772
1,100 * ProKidney Corp 12,309
892 * Protagonist Therapeutics, Inc 24,637
672 * Prothena Corp plc 45,884
1,091 * PTC Therapeutics, Inc 44,371
3,510 * QIAGEN NV 158,055
537 * Quanterix Corp 12,109
4,583 * Quantum-Si, Inc 8,204
734 * Rallybio Corp 4,154
468 * RAPT Therapeutics, Inc 8,752
487 * Reata Pharmaceuticals, Inc 49,655
2,378 *,e Recursion Pharmaceuticals, Inc 17,764
1,731 * Regeneron Pharmaceuticals, Inc 1,243,793
696 * REGENXBIO, Inc 13,913
1,583 * Relay Therapeutics, Inc 19,882
918 * Repligen Corp 129,860
560 * Replimune Group, Inc 13,003
1,255 * Revance Therapeutics, Inc 31,764
1,541 * REVOLUTION Medicines, Inc 41,222
818 * Rhythm Pharmaceuticals, Inc 13,489
5,399 * Rigel Pharmaceuticals, Inc 6,965
870 * Rocket Pharmaceuticals, Inc 17,287
4,043 * Roivant Sciences Ltd 40,753
6,056 Royalty Pharma plc 186,161
944 * Sage Therapeutics, Inc 44,387
2,069 *,e Sana Biotechnology, Inc 12,331
3,885 * Sangamo Therapeutics Inc 5,051
1,450 * Sarepta Therapeutics, Inc 166,054
1,798 * Savara, Inc 5,745
487 * Scholar Rock Holding Corp 3,672
424 *,e scPharmaceuticals, Inc 4,321
2,306 * Seagen, Inc 443,813
1,737 * Seer, Inc 7,417
1,730 *,e Seres Therapeutics, Inc 8,287
842 SIGA Technologies, Inc 4,252
552 * Silverback Therapeutics, Inc 3,698
5,548 * SomaLogic, Inc 12,816
1,974 *,† Sorrento Therapeutics, Inc 10,267
1,436 * Sotera Health Co 27,054
896 * SpringWorks Therapeutics, Inc 23,493
622 * Stoke Therapeutics, Inc 6,612
1,773 * Summit Therapeutics, Inc 4,450
725 * Supernus Pharmaceuticals, Inc 21,794
730 * Sutro Biopharma, Inc 3,395
1,070 * Syndax Pharmaceuticals, Inc 22,395
1,682 * Syneos Health, Inc 70,879
905 * Tango Therapeutics, Inc 3,005
356 * Tarsus Pharmaceuticals, Inc 6,433
1,087 *,e Tenaya Therapeutics, Inc 6,381

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
693 * Terns Pharmaceuticals, Inc $ 6,064
2,359 * TG Therapeutics, Inc 58,598
1,031 *,e Theravance Biopharma, Inc 10,671
6,473 Thermo Fisher Scientific, Inc 3,377,288
825 * Theseus Pharmaceuticals, Inc 7,697
940 * Travere Therapeutics, Inc 14,438
941 * Twist Bioscience Corp 19,253
356 * Tyra Biosciences, Inc 6,063
1,092 * Ultragenyx Pharmaceutical, Inc 50,374
751 * United Therapeutics Corp 165,783
424 *,e UroGen Pharma Ltd 4,388
819 * Vanda Pharmaceuticals, Inc 5,397
1,457 * Vaxcyte, Inc 72,763
732 * Ventyx Biosciences, Inc 24,010
550 * Vera Therapeutics, Inc 8,828
1,155 * Veracyte, Inc 29,418
796 * Vericel Corp 29,906
4,278 * Vertex Pharmaceuticals, Inc 1,505,471
855 * Verve Therapeutics, Inc 16,031
18,237 Viatris, Inc 182,005
311 * Vigil Neuroscience, Inc 2,923
1,580 * Viking Therapeutics, Inc 25,612
1,193 * Vir Biotechnology, Inc 29,264
609 * Viridian Therapeutics, Inc 14,488
908 * Vor BioPharma, Inc 2,806
496 * Voyager Therapeutics, Inc 5,679
1,029 * Waters Corp 274,270
909 * WaVe Life Sciences Ltd 3,309
1,264 West Pharmaceutical Services, Inc 483,442
2,079 * X4 Pharmaceuticals, Inc 4,033
962 * Xencor, Inc 24,021
3,180 * Xeris Biopharma Holdings, Inc 8,332
616 * Y-mAbs Therapeutics, Inc 4,183
788 * Zentalis Pharmaceuticals, Inc 22,229
7,761 Zoetis, Inc 1,336,522
888 * Zymeworks, Inc 7,672
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 56,528,364
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
5,065 * CBRE Group, Inc 408,796
5,041 * Compass, Inc 17,644
2,415 * Cushman & Wakefield plc 19,755
2,419 e DigitalBridge Group, Inc 35,584
1,408 Douglas Elliman, Inc 3,126
1,235 e eXp World Holdings Inc 25,046
240 * Forestar Group, Inc 5,412
102 * FRP Holdings, Inc 5,872
692 * Howard Hughes Corp 54,613
843 * Jones Lang LaSalle, Inc 131,339
2,137 Kennedy-Wilson Holdings, Inc 34,897
406 Marcus & Millichap, Inc 12,793
252 * Maui Land & Pineapple Co, Inc 3,588
2,520 Newmark Group, Inc 15,674
8,902 *,e Opendoor Technologies, Inc 35,786
349 Re/Max Holdings, Inc 6,722
2,208 * Realogy Holdings Corp 14,749
1,711 *,e Redfin Corp 21,251
497 RMR Group, Inc 11,516
747 St. Joe Co 36,110
152 Stratus Properties, Inc 3,990
268 * Tejon Ranch Co 4,612
181 * Transcontinental Realty Investors, Inc 6,630
1,056 * Zillow Group, Inc (Class A) 51,955

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
2,670 * Zillow Group, Inc (Class C) $ 134,194
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,101,654
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .4%
759 * ACM Research, Inc 9,928
26,861 * Advanced Micro Devices, Inc 3,059,737
407 * Aehr Test Systems 16,789
932 * Allegro MicroSystems, Inc 42,071
441 * Alpha & Omega Semiconductor Ltd 14,465
567 * Ambarella, Inc 47,441
1,455 Amkor Technology, Inc 43,286
8,504 Analog Devices, Inc 1,656,664
14,039 Applied Materials, Inc 2,029,197
320 *,e Atomera, Inc 2,806
510 * Axcelis Technologies, Inc 93,498
6,798 Broadcom, Inc 5,896,789
333 * Ceva, Inc 8,508
1,003 * Cirrus Logic, Inc 81,253
772 * Cohu, Inc 32,084
1,608 * Credo Technology Group Holding Ltd 27,883
836 * Diodes, Inc 77,322
2,193 * Enphase Energy, Inc 367,284
2,553 Entegris, Inc 282,923
1,763 * First Solar, Inc 335,129
1,150 * Formfactor, Inc 39,353
1,173 *,e GLOBALFOUNDRIES, Inc 75,752
434 * Ichor Holdings Ltd 16,275
346 * Impinj, Inc 31,019
2,044 * indie Semiconductor, Inc 19,214
69,935 Intel Corp 2,338,626
173 * inTEST Corp 4,543
2,328 KLA Corp 1,129,127
970 Kulicke & Soffa Industries, Inc 57,667
2,267 Lam Research Corp 1,457,364
2,413 * Lattice Semiconductor Corp 231,817
799 * MACOM Technology Solutions Holdings, Inc 52,358
14,438 Marvell Technology, Inc 863,104
384 * Maxeon Solar Technologies Ltd 10,813
1,137 * MaxLinear, Inc 35,884
8,819 Microchip Technology, Inc 790,094
18,203 Micron Technology, Inc 1,148,791
1,013 MKS Instruments, Inc 109,505
776 Monolithic Power Systems, Inc 419,218
943 * Nanometrics, Inc 109,831
1,749 * Navitas Semiconductor Corp 18,434
85 NVE Corp 8,282
39,778 NVIDIA Corp 16,826,890
7,238 * ON Semiconductor Corp 684,570
409 * PDF Solutions, Inc 18,446
1,020 * Photronics, Inc 26,306
990 Power Integrations, Inc 93,723
1,660 * Qorvo, Inc 169,370
18,711 QUALCOMM, Inc 2,227,357
1,794 * Rambus, Inc 115,121
1,200 * Semtech Corp 30,552
591 * Silicon Laboratories, Inc 93,224
272 * SiTime Corp 32,088
106 * SkyWater Technology, Inc 999
2,569 Skyworks Solutions, Inc 284,363
592 * SMART Global Holdings, Inc 17,174
653 * Synaptics, Inc 55,753
2,512 Teradyne, Inc 279,661
15,123 Texas Instruments, Inc 2,722,442

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
398 * Transphorm, Inc $ 1,353
789 * Ultra Clean Holdings 30,345
754 Universal Display Corp 108,674
729 * Veeco Instruments, Inc 18,721
1,949 * Wolfspeed, Inc 108,345
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 47,037,605
SOFTWARE & SERVICES - 11 .5%
1,702 * 8x8, Inc 7,200
978 A10 Networks, Inc 14,269
10,592 Accenture plc 3,268,479
2,058 * ACI Worldwide, Inc 47,684
1,587 Adeia, Inc 17,473
7,679 * Adobe, Inc 3,754,954
400 * Agilysys, Inc 27,456
2,729 * Akamai Technologies, Inc 245,255
790 * Alarm.com Holdings, Inc 40,827
641 * Alkami Technology, Inc 10,506
708 * Altair Engineering, Inc 53,695
994 * Alteryx, Inc 45,128
1,940 Amdocs Ltd 191,769
370 American Software, Inc (Class A) 3,889
894 * Amplitude, Inc 9,834
1,455 * Ansys, Inc 480,543
306 * Appfolio, Inc 52,675
674 * Appian Corp 32,082
1,093 * Applied Blockchain, Inc 10,220
3,826 * AppLovin Corp 98,443
1,411 * Asana, Inc 31,098
492 * Aspen Technology, Inc 82,464
343 * Asure Software, Inc 4,171
2,456 * Atlassian Corp 412,141
3,638 * Autodesk, Inc 744,371
2,036 *,e AvePoint, Inc 11,727
2,852 Bentley Systems, Inc 154,664
1,087 * BigCommerce Holdings, Inc 10,816
1,698 * Bill.Com Holdings, Inc 198,411
1,290 * Bit Digital, Inc 5,237
2,568 * Black Knight, Inc 153,387
860 * Blackbaud, Inc 61,215
875 * Blackline, Inc 47,093
2,369 * Box, Inc 69,601
503 * Braze, Inc 22,026
653 * Brightcove, Inc 2,619
1,024 *,e C3.ai, Inc 37,304
4,576 * Cadence Design Systems, Inc 1,073,164
2,611 * CCC Intelligent Solutions Holdings, Inc 29,269
664 * Cerence Inc 19,409
2,239 * Ceridian HCM Holding, Inc 149,946
115 *,e Cipher Mining, Inc 329
2,269 * Cleanspark, Inc 9,734
1,277 Clear Secure, Inc 29,588
4,773 * Cloudflare, Inc 312,011
8,568 Cognizant Technology Solutions Corp (Class A) 559,319
679 * Commvault Systems, Inc 49,309
3,055 * Confluent, Inc 107,872
265 * Consensus Cloud Solutions, Inc 8,215
485 * Couchbase, Inc 7,673
3,559 * Crowdstrike Holdings, Inc 522,710
430 * CS Disco, Inc 3,535
4,505 * Datadog, Inc 443,202
348 *,e Digimarc Corp 10,245
1,549 * Digital Turbine, Inc 14,375

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,139 *,e DigitalOcean Holdings, Inc $ 45,720
3,281 * DocuSign, Inc 167,626
895 Dolby Laboratories, Inc (Class A) 74,894
549 * Domo, Inc 8,048
1,815 * DoubleVerify Holdings, Inc 70,640
4,214 * Dropbox, Inc 112,387
3,442 * DXC Technology Co 91,970
3,404 * Dynatrace, Inc 175,204
3,144 * E2open Parent Holdings, Inc 17,606
387 Ebix, Inc 9,752
543 * eGain Corp 4,067
1,268 * Elastic NV 81,304
349 * Enfusion, Inc 3,916
760 * EngageSmart, Inc 14,508
884 * Envestnet, Inc 52,465
940 * EPAM Systems, Inc 211,265
638 * Everbridge, Inc 17,162
472 * EverCommerce, Inc 5,589
808 * Expensify, Inc 6,448
410 * Fair Isaac Corp 331,776
1,817 * Fastly, Inc 28,654
1,139 * Five9, Inc 93,911
741 *,e ForgeRock, Inc 15,220
10,750 * Fortinet, Inc 812,593
2,409 * Freshworks, Inc 42,350
1,279 * Gartner, Inc 448,047
9,648 Gen Digital, Inc 178,970
801 * Gitlab, Inc 40,939
671 * Globant S.A. 120,592
2,724 * GoDaddy, Inc 204,654
699 * Grid Dynamics Holdings, Inc 6,466
1,428 * Guidewire Software, Inc 108,642
450 Hackett Group, Inc 10,058
1,459 * HashiCorp, Inc 38,197
770 * HubSpot, Inc 409,709
112 * IBEX Ltd 2,378
477 * Informatica, Inc 8,825
412 Information Services Group, Inc 2,208
227 * Instructure Holdings, Inc 5,711
291 * Intapp, Inc 12,196
164 * Intelligent Systems Corp 4,159
539 InterDigital, Inc 52,040
15,130 International Business Machines Corp 2,024,545
4,593 Intuit, Inc 2,104,467
1,086 * Jamf Holding Corp 21,199
1,692 * Kaltura, Inc 3,587
3,355 * Kyndryl Holdings, Inc 44,554
1,208 * LiveRamp Holdings, Inc 34,501
2,676 * LiveVox Holdings, Inc 7,359
1,102 * Manhattan Associates, Inc 220,268
2,740 *,e Marathon Digital Holdings, Inc 37,976
5,907 * Matterport, Inc 18,607
365 * MeridianLink, Inc 7,592
124,577 Microsoft Corp 42,423,452
178 * MicroStrategy, Inc (Class A) 60,951
781 * Mitek Systems, Inc 8,466
704 * Model N, Inc 24,893
1,116 * MongoDB, Inc 458,665
1,055 * N-Able, Inc 15,203
1,156 * nCino OpCo, Inc 34,819
2,313 * NCR Corp 58,288
885 * New Relic, Inc 57,914
1,978 * NextNav, Inc 5,815

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
3,547 * Nutanix, Inc $ 99,493
2,511 * Okta, Inc 174,138
1,468 * Olo, Inc 9,483
710 ON24, Inc 5,765
634 * OneSpan, Inc 9,409
25,507 Oracle Corp 3,037,629
1,327 * Pagerduty, Inc 29,831
30,894 * Palantir Technologies, Inc 473,605
4,989 * Palo Alto Networks, Inc 1,274,739
896 Paycom Software, Inc 287,831
779 * Paycor HCM, Inc 18,439
665 * Paylocity Holding Corp 122,712
748 Pegasystems, Inc 36,876
509 * Perficient, Inc 42,415
682 * PowerSchool Holdings, Inc 13,054
1,155 * Procore Technologies, Inc 75,156
766 Progress Software Corp 44,505
671 * PROS Holdings, Inc 20,667
1,686 * PTC, Inc 239,918
877 * Q2 Holdings, Inc 27,099
667 * Qualys, Inc 86,156
930 * Rapid7, Inc 42,110
1,545 * Rimini Street, Inc 7,401
1,417 * RingCentral, Inc 46,378
2,728 * Riot Blockchain, Inc 32,245
1,774 Roper Technologies, Inc 852,939
15,874 * Salesforce, Inc 3,353,541
433 Sapiens International Corp NV 11,518
348 * SEMrush Holdings, Inc 3,330
3,422 * SentinelOne, Inc 51,672
3,429 * ServiceNow, Inc 1,926,995
307 * ShotSpotter, Inc 6,711
2,057 * Smartsheet, Inc 78,701
5,219 * Snowflake, Inc 918,440
668 * SolarWinds Corp 6,854
2,307 * SoundHound AI, Inc 10,497
2,765 * Splunk, Inc 293,339
1,168 * Sprinklr, Inc 16,153
904 * Sprout Social, Inc 41,729
599 * SPS Commerce, Inc 115,044
519 * Squarespace, Inc 16,369
2,569 * Synopsys, Inc 1,118,568
1,778 * Tenable Holdings, Inc 77,432
1,844 * Teradata Corp 98,488
143 *,e Tucows, Inc 3,967
1,255 * Turing Holding Corp 9,475
2,852 * Twilio, Inc 181,444
718 * Tyler Technologies, Inc 299,025
6,303 * UiPath, Inc 104,441
1,098 * Unisys Corp 4,370
4,707 * Unity Software, Inc 204,378
1,710 * Varonis Systems, Inc 45,572
1,154 * Verint Systems, Inc 40,459
1,489 * VeriSign, Inc 336,469
988 * Veritone, Inc 3,873
945 * Viant Technology, Inc 4,356
3,584 * VMware, Inc (Class A) 514,985
514 * Weave Communications, Inc 5,711
3,317 * Workday, Inc 749,277
767 * Workiva, Inc 77,973
634 * Xperi, Inc 8,337
1,753 * Yext, Inc 19,826
1,875 * Zeta Global Holdings Corp 16,013

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
4,218 * Zoom Video Communications, Inc $ 286,318
1,411 * Zscaler, Inc 206,429
1,687 * Zuora Inc 18,506
TOTAL SOFTWARE & SERVICES 84,029,196
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .4%
380 * 908 Devices, Inc 2,607
806 ADTRAN Holdings, Inc 8,487
617 Advanced Energy Industries, Inc 68,765
1,957 * Aeva Technologies, Inc 2,446
1,341 *,e Akoustis Technologies, Inc 4,264
9,470 Amphenol Corp (Class A) 804,476
249,740 Apple, Inc 48,442,068
4,063 * Arista Networks, Inc 658,450
1,538 * Arlo Technologies, Inc 16,780
1,021 * Arrow Electronics, Inc 146,238
170 * Aviat Networks, Inc 5,673
612 * Avid Technology, Inc 15,606
1,668 Avnet, Inc 84,151
438 Badger Meter, Inc 64,631
126 * Bel Fuse, Inc (Class B) 7,234
636 Belden CDT, Inc 60,833
773 Benchmark Electronics, Inc 19,967
909 * Calix, Inc 45,368
141 * Cambium Networks Corp 2,146
2,317 CDW Corp 425,169
2,665 * Ciena Corp 113,236
68,653 Cisco Systems, Inc 3,552,106
153 *,e Clearfield, Inc 7,245
2,887 Cognex Corp 161,730
2,063 * Coherent Corp 105,172
3,317 * CommScope Holding Co, Inc 18,675
356 Comtech Telecommunications Corp 3,254
12,431 Corning, Inc 435,582
426 * Corsair Gaming, Inc 7,557
485 CTS Corp 20,675
610 * Daktronics, Inc 3,904
400 * Digi International, Inc 15,756
284 * DZS, Inc 1,127
830 * Eastman Kodak Co 3,835
404 * ePlus, Inc 22,745
1,500 * Evolv Technologies Holdings, Inc 9,000
1,698 * Extreme Networks, Inc 44,233
1,062 * F5 Networks, Inc 155,328
653 * Fabrinet 84,812
288 * FARO Technologies, Inc 4,666
1,454 *,e Harmonic, Inc 23,511
22,072 Hewlett Packard Enterprise Co 370,810
14,519 HP, Inc 445,878
2,966 *,e Infinera Corp 14,326
594 * Insight Enterprises, Inc 86,926
2,518 * IonQ, Inc 34,068
549 * IPG Photonics Corp 74,565
693 * Iteris, Inc 2,744
678 * Itron, Inc 48,884
2,262 Jabil Inc 244,138
5,587 Juniper Networks, Inc 175,041
3,013 * Keysight Technologies, Inc 504,527
548 * Kimball Electronics, Inc 15,141
1,352 * Knowles Corp 24,417
1,886 *,e Lightwave Logic, Inc 13,145
375 Littelfuse, Inc 109,241
1,153 *,e Lumentum Holdings, Inc 65,410

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
472 * Luna Innovations, Inc $ 4,305
569 Methode Electronics, Inc 19,073
2,725 *,e Microvision, Inc 12,480
2,874 * Mirion Technologies, Inc 24,285
2,750 Motorola Solutions, Inc 806,520
342 Napco Security Technologies, Inc 11,850
2,304 National Instruments Corp 132,250
3,663 NetApp, Inc 279,853
505 * Netgear, Inc 7,151
1,389 * Netscout Systems, Inc 42,990
829 * nLight, Inc 12,783
592 * Novanta, Inc 108,987
280 * OSI Systems, Inc 32,992
404 *,e PAR Technology Corp 13,304
196 PC Connection, Inc 8,840
521 * Plexus Corp 51,183
4,619 * Pure Storage, Inc 170,072
1,053 * Ribbon Communications, Inc 2,938
262 * Rogers Corp 42,426
1,157 * Sanmina Corp 69,732
463 * Scansource, Inc 13,686
2,874 * SmartRent, Inc 11,007
764 * Super Micro Computer, Inc 190,427
765 SYNNEX Corp 71,910
743 * Teledyne Technologies, Inc 305,455
4,356 * Trimble Inc 230,607
1,439 * TTM Technologies, Inc 20,002
301 * Turtle Beach Corp 3,507
96 e Ubiquiti, Inc 16,872
1,095 * Viasat, Inc 45,180
4,189 * Viavi Solutions, Inc 47,461
2,099 Vishay Intertechnology, Inc 61,711
301 * Vishay Precision Group, Inc 11,182
2,801 Vontier Corp 90,220
5,297 * Western Digital Corp 200,915
2,215 Xerox Holdings Corp 32,981
882 * Zebra Technologies Corp (Class A) 260,922
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 61,376,828
TELECOMMUNICATION SERVICES - 0 .8%
422 * Anterix, Inc 13,373
895 * AST SpaceMobile, Inc 4,206
119,871 AT&T, Inc 1,911,942
251 ATN International, Inc 9,187
378 * Bandwidth Inc 5,171
4,266 * Charge Enterprises, Inc 4,181
772 Cogent Communications Group, Inc 51,948
1,064 * Consolidated Communications Holdings, Inc 4,075
740 * EchoStar Corp (Class A) 12,832
3,950 * Frontier Communications Parent, Inc 73,628
1,815 *,† GCI Liberty, Inc 0
10,525 * Globalstar, Inc 11,367
987 * Gogo, Inc 16,789
350 * IDT Corp (Class B) 9,048
2,020 Iridium Communications, Inc 125,482
681 * Liberty Latin America Ltd (Class A) 5,959
2,483 * Liberty Latin America Ltd (Class C) 21,403
17,584 e Lumen Technologies, Inc 39,740
365 * Ooma, Inc 5,464
1,168 * Radius Global Infrastructure, Inc 17,403
869 Shenandoah Telecom Co 16,885
319 Spok Holdings, Inc 4,240
1,775 Telephone & Data Systems, Inc 14,608

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
9,147 * T-Mobile US, Inc $ 1,270,518
70,300 Verizon Communications, Inc 2,614,457
TOTAL TELECOMMUNICATION SERVICES 6,263,906
TRANSPORTATION - 1 .8%
1,148 * Air Transport Services Group, Inc 21,663
1,656 * Alaska Air Group, Inc 88,066
268 * Allegiant Travel Co 33,843
1,269 AMERCO 64,300
141 e Amerco, Inc 7,800
10,876 * American Airlines Group, Inc 195,115
424 ArcBest Corp 41,891
350 * Avis Budget Group, Inc 80,034
969 *,e Blade Air Mobility, Inc 3,818
1,985 CH Robinson Worldwide, Inc 187,285
767 Costamare, Inc 7,417
185 Covenant Transportation Group, Inc 8,109
33,502 CSX Corp 1,142,418
828 * Daseke, Inc 5,904
10,897 * Delta Air Lines, Inc 518,043
220 e Eagle Bulk Shipping, Inc 10,569
556 Eneti, Inc 6,733
2,577 Expeditors International of Washington, Inc 312,152
3,845 FedEx Corp 953,176
480 Forward Air Corp 50,933
438 * Frontier Group Holdings, Inc 4,235
2,042 FTAI Infrastructure, Inc 7,535
497 Genco Shipping & Trading Ltd 6,973
1,990 Golden Ocean Group Ltd 15,024
1,764 * GXO Logistics, Inc 110,814
905 * Hawaiian Holdings, Inc 9,747
728 Heartland Express, Inc 11,946
2,161 * Hertz Global Holdings, Inc 39,741
505 * Hub Group, Inc (Class A) 40,562
1,447 JB Hunt Transport Services, Inc 261,950
5,315 * JetBlue Airways Corp 47,091
4,016 * Joby Aviation, Inc 41,204
1,157 * Kirby Corp 89,031
2,433 Knight-Swift Transportation Holdings, Inc 135,177
666 Landstar System, Inc 128,232
5,019 * Lyft, Inc (Class A) 48,132
796 Marten Transport Ltd 17,114
668 Matson, Inc 51,924
3,848 Norfolk Southern Corp 872,572
1,667 Old Dominion Freight Line 616,373
136 * PAM Transportation Services, Inc 3,641
580 * Radiant Logistics, Inc 3,898
1,622 * RXO, Inc 36,771
775 Ryder System, Inc 65,712
1,291 e Safe Bulkers, Inc 4,209
468 * Saia, Inc 160,248
932 Schneider National, Inc 26,767
802 * Skywest, Inc 32,657
10,244 Southwest Airlines Co 370,935
1,623 Spirit Airlines, Inc 27,851
383 * Sun Country Airlines Holdings, Inc 8,610
2,215 * TuSimple Holdings, Inc 3,677
32,121 * Uber Technologies, Inc 1,386,664
10,231 Union Pacific Corp 2,093,467
5,488 * United Airlines Holdings Inc 301,127
12,130 United Parcel Service, Inc (Class B) 2,174,303
122 Universal Logistics Holdings Inc 3,515
1,147 Werner Enterprises, Inc 50,674

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
1,710 * XPO Logistics, Inc $ 100,890
TOTAL TRANSPORTATION 13,150,262
UTILITIES - 2 .5%
11,476 AES Corp 237,897
1,097 Allete, Inc 63,593
4,194 Alliant Energy Corp 220,101
1,833 * Altus Power, Inc 9,898
4,249 Ameren Corp 347,016
8,719 American Electric Power Co, Inc 734,140
745 American States Water Co 64,815
3,189 American Water Works Co, Inc 455,230
111 Artesian Resources Corp 5,241
2,236 Atmos Energy Corp 260,136
1,522 Avangrid, Inc 57,349
1,326 Avista Corp 52,072
1,043 Black Hills Corp 62,851
1,362 Brookfield Infrastructure Corp 62,080
2,251 Brookfield Renewable Corp 70,952
829 * Cadiz, Inc 3,366
934 California Water Service Group 48,222
10,119 Centerpoint Energy, Inc 294,969
358 Chesapeake Utilities Corp 42,602
545 Clearway Energy, Inc (Class A) 14,715
1,281 Clearway Energy, Inc (Class C) 36,585
4,975 CMS Energy Corp 292,281
5,807 Consolidated Edison, Inc 524,953
268 Consolidated Water Co, Inc 6,494
5,398 Constellation Energy Corp 494,187
14,257 Dominion Energy, Inc 738,370
3,346 DTE Energy Co 368,127
12,992 Duke Energy Corp 1,165,902
6,251 Edison International 434,132
3,424 Entergy Corp 333,395
3,872 Essential Utilities Inc 154,532
3,619 Evergy, Inc 211,422
5,967 Eversource Energy 423,180
16,521 Exelon Corp 673,066
9,412 FirstEnergy Corp 365,939
572 Genie Energy Ltd 8,088
765 Global Water Resources, Inc 9,700
2,117 Hawaiian Electric Industries, Inc 76,635
772 Idacorp, Inc 79,207
685 MGE Energy, Inc 54,190
240 Middlesex Water Co 19,358
1,443 * Montauk Renewables, Inc 10,736
1,427 National Fuel Gas Co 73,291
1,561 New Jersey Resources Corp 73,679
33,276 NextEra Energy, Inc 2,469,079
6,737 NiSource, Inc 184,257
666 Northwest Natural Holding Co 28,671
812 NorthWestern Corp 46,089
3,514 NRG Energy, Inc 131,388
3,276 OGE Energy Corp 117,641
919 ONE Gas, Inc 70,588
846 Ormat Technologies, Inc 68,069
743 Otter Tail Corp 58,667
29,665 * PG&E Corp 512,611
1,897 Pinnacle West Capital Corp 154,530
1,358 PNM Resources, Inc 61,246
1,712 Portland General Electric Co 80,173
12,260 PPL Corp 324,400
8,110 Public Service Enterprise Group, Inc 507,767

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
250 * Pure Cycle Corp $ 2,750
191 * RGC Resources, Inc 3,826
5,295 Sempra Energy 770,899
505 SJW Corp 35,406
18,219 Southern Co 1,279,885
1,078 Southwest Gas Holdings Inc 68,615
880 Spire, Inc 55,827
1,678 *,e Sunnova Energy International, Inc 30,724
3,513 UGI Corp 94,746
537 Unitil Corp 27,231
1 Via Renewables, Inc 7
6,576 Vistra Energy Corp 172,620
5,438 WEC Energy Group, Inc 479,849
9,168 Xcel Energy, Inc 569,975
203 York Water Co 8,378
TOTAL UTILITIES 18,150,608
TOTAL COMMON STOCKS 727,189,243
(Cost $244,672,577)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
854 † Chinook Therapeutics, Inc 0
145 † Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9
TOTAL RIGHTS/WARRANTS 9
(Cost $9)
TOTAL LONG-TERM INVESTMENTS 727,189,252
(Cost $244,672,586)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .7%
$ 5,510,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 5,510,000
TOTAL REPURCHASE AGREEMENT 5,510,000
TOTAL SHORT-TERM INVESTMENTS 5,510,000
(Cost $5,510,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,679,637 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 1,679,637
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,679,637
(Cost $1,679,637)
TOTAL INVESTMENTS - 100.2% 734,378,889
(Cost $251,862,223)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (1,756,867)
NET ASSETS - 100.0% $ 732,622,022
REIT Real Estate Investment Trust

Stock Index Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,292,563.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $5,510,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $5,620,216.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 23 09/15/23  $ 5,078,294 $ 5,161,487 $ 83,193

Portfolio of Investments
International Equity Fund June 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.3%
COMMON STOCKS - 98.3%
AUSTRALIA - 6 .1%
88,423 BHP Billiton Ltd $ 2,658,168
32,376 Commonwealth Bank of Australia 2,167,468
438,705 Glencore Xstrata plc 2,487,404
39,413 Woodside Energy Group Ltd 911,685
TOTAL AUSTRALIA 8,224,725
BRAZIL - 1 .4%
256,751 Banco Bradesco S.A. (Preference) 882,076
177,200 Itau Unibanco Holding S.A. 1,051,757
TOTAL BRAZIL 1,933,833
CHINA - 0 .6%
9,113 * Alibaba Group Holding Ltd (ADR) 759,569
TOTAL CHINA 759,569
DENMARK - 5 .2%
11,268 DSV AS 2,366,747
29,180 Novo Nordisk AS 4,713,729
TOTAL DENMARK 7,080,476
FINLAND - 1 .2%
150,632 Nordea Bank Abp 1,640,826
TOTAL FINLAND 1,640,826
FRANCE - 13 .3%
24,319 Airbus SE 3,516,084
14,845 BNP Paribas S.A. 936,808
38,530 Compagnie de Saint-Gobain 2,345,951
12,629 Essilor International S.A. 2,381,453
3,684 Kering 2,034,302
2,285 LVMH Moet Hennessy Louis Vuitton S.A. 2,154,554
41,802 Total S.A. 2,399,628
15,192 Vinci S.A. 1,765,241
45,695 Vivendi Universal S.A. 419,502
TOTAL FRANCE 17,953,523
GERMANY - 8 .2%
49,712 Bayer AG. 2,751,810
29,081 Deutsche Post AG. 1,420,963
3,335 Dr ING hc F Porsche AG. 414,303
18,713 HeidelbergCement AG. 1,538,931
38,098 RWE AG. 1,660,169
20,112 Siemens AG. 3,352,688
TOTAL GERMANY 11,138,864
HONG KONG - 0 .5%
16,199 Hong Kong Exchanges and Clearing Ltd 613,764
TOTAL HONG KONG 613,764
INDONESIA - 0 .5%
1,755,400 Bank Rakyat Indonesia 640,882
TOTAL INDONESIA 640,882
IRELAND - 2 .0%
48,595 CRH plc 2,680,857
TOTAL IRELAND 2,680,857

International Equity Fund June 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY - 2 .3%
151,595 Enel S.p.A. $ 1,022,117
29,799 Moncler S.p.A 2,061,726
TOTAL ITALY 3,083,843
JAPAN - 21 .2%
102,800 Daiichi Sankyo Co Ltd 3,266,394
8,884 Daikin Industries Ltd 1,820,379
62,251 * Hitachi Ltd 3,870,549
3,200 Keyence Corp 1,520,501
215,200 Mitsubishi UFJ Financial Group, Inc 1,586,255
42,740 Nintendo Co Ltd 1,948,444
66,300 ORIX Corp 1,209,059
52,700 Recruit Holdings Co Ltd 1,681,938
49,900 SBI Holdings, Inc 962,369
27,900 Shiseido Co Ltd 1,264,699
40,492 Sony Corp 3,655,220
60,000 Sumitomo Mitsui Financial Group, Inc 2,571,565
208,315 * Toyota Motor Corp 3,348,056
TOTAL JAPAN 28,705,428
KOREA, REPUBLIC OF - 1 .5%
1,833 LG Chem Ltd 933,110
19,824 Samsung Electronics Co Ltd 1,091,574
TOTAL KOREA, REPUBLIC OF 2,024,684
MEXICO - 0 .6%
6,749 Fomento Economico Mexicano SAB de C.V. (ADR) 748,059
TOTAL MEXICO 748,059
NETHERLANDS - 10 .5%
4,209 ASML Holding NV 3,052,909
22,140 Heineken NV 2,276,801
158,997 ING Groep NV 2,143,533
443,844 Koninklijke KPN NV 1,584,511
162,540 Shell plc 4,848,839
15,853 Universal Music Group NV 352,171
TOTAL NETHERLANDS 14,258,764
NORWAY - 1 .4%
63,531 Equinor ASA 1,849,949
TOTAL NORWAY 1,849,949
SPAIN - 1 .6%
282,350 Banco Bilbao Vizcaya Argentaria S.A. 2,169,212
TOTAL SPAIN 2,169,212
SWITZERLAND - 5 .0%
2,732 Lonza Group AG. 1,632,951
33,006 Novartis AG. 3,327,645
3,868 Zurich Insurance Group AG 1,839,964
TOTAL SWITZERLAND 6,800,560
TAIWAN - 1 .3%
16,872 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 1,702,722
TOTAL TAIWAN 1,702,722
UNITED KINGDOM - 9 .2%
31,698 Ashtead Group plc 2,197,649
36,013 AstraZeneca plc 5,162,615
170,300 BP plc 991,550
18,946 Diageo plc 814,506
28,117 Reckitt Benckiser Group plc 2,113,014

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
22,596 Unilever plc $ 1,176,668
TOTAL UNITED KINGDOM 12,456,002
UNITED STATES - 4 .7%
477,913 Haleon plc 1,961,577
8,234 Linde plc 3,140,363
10,959 Nestle S.A. 1,318,275
TOTAL UNITED STATES 6,420,215
TOTAL COMMON STOCKS 132,886,757
(Cost $111,668,557)
TOTAL LONG-TERM INVESTMENTS 132,886,757
(Cost $111,668,557)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1 .3%
$ 1,780,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 1,780,000
TOTAL REPURCHASE AGREEMENT 1,780,000
TOTAL SHORT-TERM INVESTMENTS 1,780,000
(Cost $1,780,000)
TOTAL INVESTMENTS - 99.6% 134,666,757
(Cost $113,448,557)
OTHER ASSETS & LIABILITIES, NET - 0.4% 543,093
NET ASSETS - 100.0% $ 135,209,850
ADR American Depositary Receipt
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $1,780,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $1,815,606.

Core Bond Fund June 30, 2023
Portfolios of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 4.0%
CAPITAL GOODS - 0 .1%
$ 95,784 i TransDigm, Inc LIBOR 3 M + 2.250% 5 .924% 08/22/24 $ 95,928
TOTAL CAPITAL GOODS 95,928
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
70,591 i Dun & Bradstreet Corp SOFR 12 M + 3.250% 8 .434 02/06/26 70,741
36,813 i EAB Global, Inc LIBOR 4 M + 3.500% 8 .872 08/16/28 36,451
5,070 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 5,080
38,404 i Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 8 .852 02/24/28 38,233
73,313 i Spin Holdco, Inc LIBOR 4 M + 4.000% 9 .230 03/04/28 63,284
87,089 i Trans Union LLC SOFR 12 M + 1.750% 6 .952 11/16/26 86,974
48,299 i Trans Union LLC SOFR 12 M + 2.250% 7 .467 12/01/28 48,241
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 349,004
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
500,000 h,i Emerson Climate Technologies, Inc SOFR 1 M + 3.000% 3 .000 05/31/30 500,625
18,904 i PetSmart, Inc SOFR 12 M + 3.750% 8 .952 02/11/28 18,900
43,010 i Woof Holdings, Inc SOFR 12 M + 3.750% 8 .954 12/21/27 42,257
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 561,782
CONSUMER SERVICES - 0 .2%
74,613 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .943 11/19/26 74,209
99,750 i Caesars Entertainment, Inc SOFR 12 M + 3.250% 8 .452 02/06/30 99,880
38,306 i Fertitta Entertainment LLC SOFR 12 M + 4.000% 9 .102 01/27/29 37,879
98,003 i IRB Holding Corp SOFR 12 M + 3.000% 8 .202 12/15/27 97,451
63,660 h,i Motion Finco LLC LIBOR 1 M + 3.250% 0 .000 11/04/26 63,203
68,860 i Stars Group Holdings BV SOFR 4 M + 2.250% 7 .753 07/21/26 68,938
TOTAL CONSUMER SERVICES 441,560
ENERGY - 0 .1%
72,577 i Buckeye Partners LP LIBOR 12 M + 2.250% 7 .452 11/01/26 72,176
19,905 i Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.250% 8 .539 10/05/28 19,901
TOTAL ENERGY 92,077
FINANCIAL SERVICES - 0 .2%
33,237 i Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .452 03/24/25 33,175
446,544 h,i Motion Finco LLC LIBOR 3 M + 3.250% 3 .250 11/12/26 443,335
TOTAL FINANCIAL SERVICES 476,510
FOOD, BEVERAGE & TOBACCO - 0 .2%
145,500 i Froneri US, Inc SOFR 12 M + 2.250% 7 .452 01/29/27 144,936
98,000 i Hayward Industries, Inc SOFR 12 M + 2.750% 7 .967 05/30/28 97,204
113,829 i Hostess Brands LLC LIBOR 4 M + 2.250% 7 .523 08/03/25 113,983
115,378 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 111,827
TOTAL FOOD, BEVERAGE & TOBACCO 467,950
HEALTH CARE EQUIPMENT & SERVICES - 0 .7%
527,007 i Bausch & Lomb Corp SOFR 4 M + 3.250% 8 .592 05/10/27 512,514
97,500 i Global Medical Response, Inc LIBOR 12 M + 4.250% 9 .439 10/02/25 55,331
3,641 i Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7 .364 11/15/27 3,589
38,306 i ICU Medical, Inc SOFR 4 M + 2.500% 7 .892 01/08/29 37,971
39,534 i NMN Holdings III Corp SOFR 12 M + 3.750% 8 .967 11/13/25 34,461
8,484 i NMN Holdings III Corp SOFR 12 M + 3.750% 8 .967 11/13/25 7,395

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 625,000 h,i Surgery Center Holdings, Inc LIBOR 12 M + 3.750% 8 .896% 08/31/26 $ 624,928
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,276,189
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
29,400 i Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .442 12/22/27 29,290
500,000 h,i Kronos Acquisition Holdings, Inc LIBOR 12 M + 3.750% 9 .253 12/22/26 488,320
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 517,610
INSURANCE - 0 .1%
95,299 i Acrisure LLC LIBOR 12 M + 3.500% 8 .693 02/15/27 92,755
55,000 h,i HUB International Ltd LIBOR 6 M + 3.250% 8 .414 04/25/25 54,971
96,750 i NFP Corp SOFR 12 M + 3.250% 8 .467 02/15/27 94,988
38,307 i USI, Inc SOFR 4 M + 3.750% 8 .992 11/22/29 38,303
TOTAL INSURANCE 281,017
MATERIALS - 0 .1%
48,256 i Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9 .377 04/13/29 47,578
98,000 i Eco Services Operations Corp SOFR 4 M + 2.500% 7 .645 06/09/28 97,717
15,636 i Messer Industries USA, Inc SOFR 4 M + 2.500% 8 .003 03/02/26 15,647
14,924 i TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8 .467 03/03/28 14,560
TOTAL MATERIALS 175,502
MEDIA & ENTERTAINMENT - 0 .4%
75,000 h,i Centuri Group, Inc LIBOR 3 M + 2.500% 2 .500 08/27/28 74,743
62,742 i CNT Holdings I Corp SOFR 4 M + 3.500% 8 .459 11/08/27 62,577
58,975 i DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .217 08/02/27 57,787
98,000 i INEOS US Petrochem LLC SOFR 12 M + 2.750% 7 .967 01/29/26 97,914
38,306 i Mozart Borrower LP SOFR 12 M + 3.250% 8 .352 10/23/28 37,911
48,820 i Nascar Holdings, Inc SOFR 12 M + 2.500% 7 .717 10/19/26 48,946
88,027 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 8 .404 11/15/28 87,455
97,750 i Rackspace Technology Global, Inc SOFR 12 M + 2.750% 7 .996 02/15/28 45,367
140,391 i Ryan Specialty Group LLC SOFR 12 M + 3.000% 8 .202 09/01/27 140,545
50,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7 .693 01/31/28 49,647
TOTAL MEDIA & ENTERTAINMENT 702,892
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .2%
74,587 i Elanco Animal Health Inc LIBOR 1 M + 1.750% 6 .653 08/01/27 73,328
277,000 h,i Organon & Co LIBOR 12 M + 3.000% 8 .250 06/02/28 277,304
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 350,632
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
91,297 i Cushman & Wakefield plc SOFR 12 M + 2.750% 7 .967 08/21/25 90,669
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 90,669
SOFTWARE & SERVICES - 0 .1%
34,795 i Boxer Parent Co, Inc SOFR 12 M + 3.750% 8 .967 10/02/25 34,559
20,619 i Camelot Finance S.A. SOFR 12 M + 3.000% 8 .217 10/30/26 20,614
38,303 i Epicor Software Corp SOFR 12 M + 3.250% 8 .467 07/30/27 37,880
38,403 i Instructure Holdings, Inc LIBOR 4 M + 2.750% 7 .852 10/30/28 38,475
72,544 i Rocket Software, Inc SOFR 12 M + 4.250% 9 .467 11/28/25 71,930
74,621 i UKG, Inc SOFR 4 M + 3.250% 8 .271 05/04/26 73,346
TOTAL SOFTWARE & SERVICES 276,804
TRANSPORTATION - 0 .4%
29,775 i Air Canada LIBOR 4 M + 3.500% 8 .839 08/11/28 29,815
625,000 h,i Kestrel Bidco, Inc SOFR 4 M + 3.000% 8 .251 12/11/26 607,856
20,000 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 10 .764 06/21/27 20,813
112,500 i SkyMiles IP Ltd SOFR 4 M + 3.750% 8 .798 10/20/27 117,000
TOTAL TRANSPORTATION 775,484

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES - 0 .4%
$ 36,936 h,i BroadStreet Partners, Inc SOFR 12 M + 2.750% 7 .967% 01/27/27 $ 36,534
11,939 i BroadStreet Partners, Inc SOFR 12 M + 2.750% 7 .967 01/27/27 11,850
500,000 i BroadStreet Partners, Inc SOFR 12 M + 4.000% 9 .160 01/27/29 498,125
93,778 h,i Talen Energy Supply LLC SOFR 1 M + 4.500% 4 .500 05/17/30 93,641
115,803 h,i Talen Energy Supply LLC SOFR 1 M + 4.500% 9 .590 05/17/30 115,635
TOTAL UTILITIES 755,785
TOTAL BANK LOAN OBLIGATIONS 7,687,395
(Cost $7,782,827)
CORPORATE BONDS - 38 .9%
AUTOMOBILES & COMPONENTS - 1 .1%
70,000 e,g Clarios Global LP 6 .750 05/15/28 69,755
5,000 Dana, Inc 5 .375 11/15/27 4,736
25,000 Dana, Inc 4 .250 09/01/30 20,813
110,000 e Ford Motor Co 6 .100 08/19/32 106,607
200,000 Ford Motor Credit Co LLC 6 .950 03/06/26 201,060
200,000 Ford Motor Credit Co LLC 7 .350 03/06/30 204,248
100,000 e,g Gates Global LLC 6 .250 01/15/26 98,400
100,000 General Motors Co 6 .125 10/01/25 100,683
50,000 General Motors Co 5 .400 10/15/29 48,753
125,000 General Motors Co 5 .200 04/01/45 106,628
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 329,708
50,000 General Motors Financial Co, Inc 6 .050 10/10/25 50,088
275,000 General Motors Financial Co, Inc 5 .000 04/09/27 267,608
75,000 General Motors Financial Co, Inc 5 .850 04/06/30 74,345
100,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 87,834
200,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 187,315
150,000 g ZF North America Capital, Inc 6 .875 04/14/28 151,903
TOTAL AUTOMOBILES & COMPONENTS 2,110,484
BANKS - 8 .9%
200,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 165,686
200,000 Banco Santander S.A. 5 .294 08/18/27 196,077
200,000 Banco Santander S.A. 4 .750 N/A‡ 153,046
200,000 g Bank Hapoalim BM 3 .255 01/21/32 171,130
200,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 178,688
950,000 Bank of America Corp 0 .810 10/24/24 934,201
500,000 Bank of America Corp 5 .202 04/25/29 494,536
1,000,000 Bank of America Corp 2 .592 04/29/31 839,537
275,000 Bank of America Corp 2 .572 10/20/32 223,988
200,000 Bank of America Corp 2 .972 02/04/33 166,725
500,000 Bank of America Corp 5 .288 04/25/34 495,353
200,000 Bank of America Corp 3 .846 03/08/37 171,025
350,000 Bank of America Corp 2 .676 06/19/41 245,750
400,000 e Bank of America Corp 6 .100 N/A‡ 396,600
55,000 Bank of Montreal 3 .803 12/15/32 48,482
100,000 Barclays plc 2 .279 11/24/27 87,966
300,000 Barclays plc 3 .330 11/24/42 210,595
200,000 Barclays plc 6 .125 N/A‡ 175,300
150,000 g BNP Paribas S.A. 2 .819 11/19/25 143,024
300,000 g BNP Paribas S.A. 1 .904 09/30/28 255,511
200,000 g BNP Paribas S.A. 7 .750 N/A‡ 193,580
200,000 e,g BNP Paribas S.A. 7 .375 N/A‡ 193,915
500,000 Citigroup, Inc 3 .200 10/21/26 468,021
175,000 Citigroup, Inc 4 .300 11/20/26 167,487
95,000 Citigroup, Inc 4 .450 09/29/27 90,709
140,000 Citigroup, Inc 2 .572 06/03/31 116,804

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 Citigroup, Inc 4 .910% 05/24/33 $ 290,297
1,475,000 Citigroup, Inc 6 .270 11/17/33 1,565,590
100,000 Citigroup, Inc 4 .000 N/A‡ 85,375
325,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 297,195
150,000 g Credit Agricole S.A. 3 .250 10/04/24 144,474
200,000 g Credit Agricole S.A. 8 .125 N/A‡ 200,299
200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 201,352
150,000 Discover Bank 2 .450 09/12/24 142,053
150,000 Discover Bank 3 .450 07/27/26 138,062
250,000 Discover Bank 2 .700 02/06/30 201,696
385,000 HSBC Holdings plc 4 .292 09/12/26 370,258
500,000 HSBC Holdings plc 2 .251 11/22/27 443,655
50,000 HSBC Holdings plc 2 .013 09/22/28 42,845
475,000 HSBC Holdings plc 7 .390 11/03/28 501,307
200,000 e HSBC Holdings plc 8 .000 N/A‡ 198,551
550,000 HSBC Holdings plc 6 .000 N/A‡ 491,563
200,000 JPMorgan Chase & Co 2 .301 10/15/25 190,582
250,000 JPMorgan Chase & Co 3 .200 06/15/26 238,215
125,000 JPMorgan Chase & Co 4 .323 04/26/28 120,654
275,000 JPMorgan Chase & Co 3 .702 05/06/30 252,018
400,000 JPMorgan Chase & Co 1 .953 02/04/32 318,716
125,000 e JPMorgan Chase & Co 4 .912 07/25/33 122,147
50,000 JPMorgan Chase & Co 2 .525 11/19/41 34,393
250,000 JPMorgan Chase & Co 3 .157 04/22/42 188,725
160,000 JPMorgan Chase & Co 3 .650 N/A‡ 140,824
100,000 JPMorgan Chase & Co 5 .000 N/A‡ 97,688
363,000 JPMorgan Chase & Co 6 .100 N/A‡ 362,165
300,000 Lloyds Banking Group plc 6 .750 N/A‡ 274,564
200,000 Lloyds Banking Group plc 7 .500 N/A‡ 187,030
250,000 M&T Bank Corp 3 .500 N/A‡ 166,751
200,000 NatWest Group plc 5 .516 09/30/28 196,048
250,000 g NBK SPC Ltd 1 .625 09/15/27 222,540
125,000 PNC Financial Services Group, Inc 6 .200 N/A‡ 116,519
200,000 g Societe Generale S.A. 4 .027 01/21/43 133,413
200,000 Toronto-Dominion Bank 4 .285 09/13/24 196,432
100,000 Toronto-Dominion Bank 3 .625 09/15/31 92,263
200,000 Truist Financial Corp 4 .950 N/A‡ 185,000
200,000 UniCredit SpA 8 .000 N/A‡ 195,512
100,000 e US Bancorp 4 .839 02/01/34 93,403
50,000 Wells Fargo & Co 3 .750 01/24/24 49,423
100,000 Wells Fargo & Co 3 .550 09/29/25 95,845
100,000 Wells Fargo & Co 3 .526 03/24/28 93,335
375,000 Wells Fargo & Co 2 .393 06/02/28 334,174
250,000 Wells Fargo & Co 3 .900 N/A‡ 220,100
TOTAL BANKS 17,216,787
CAPITAL GOODS - 1 .0%
450,000 Boeing Co 2 .196 02/04/26 413,014
200,000 Boeing Co 2 .950 02/01/30 173,833
25,000 Boeing Co 3 .250 02/01/35 20,271
75,000 Boeing Co 5 .705 05/01/40 74,813
150,000 Boeing Co 5 .805 05/01/50 149,452
50,000 g Chart Industries, Inc 7 .500 01/01/30 51,013
50,000 g Chart Industries, Inc 9 .500 01/01/31 53,051
62,000 g H&E Equipment Services, Inc 3 .875 12/15/28 53,678
50,000 Lockheed Martin Corp 1 .850 06/15/30 41,600
175,000 Northrop Grumman Corp 3 .250 01/15/28 163,201
175,000 Raytheon Technologies Corp 4 .125 11/16/28 168,549
50,000 Raytheon Technologies Corp 2 .250 07/01/30 42,174
350,000 Raytheon Technologies Corp 5 .150 02/27/33 354,784
200,000 g TSMC Global Ltd 1 .000 09/28/27 169,524

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 15,000 g WESCO Distribution, Inc 7 .250% 06/15/28 $ 15,301
TOTAL CAPITAL GOODS 1,944,258
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
40,000 g ADT Corp 4 .875 07/15/32 34,200
15,000 g ASGN, Inc 4 .625 05/15/28 13,570
13,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 11,758
25,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 22,394
35,000 g Garda World Security Corp 7 .750 02/15/28 34,742
10,000 g GFL Environmental, Inc 4 .250 06/01/25 9,650
65,000 g GFL Environmental, Inc 5 .125 12/15/26 62,711
31,000 g GFL Environmental, Inc 3 .500 09/01/28 27,589
155,000 g Iron Mountain, Inc 7 .000 02/15/29 155,261
50,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 49,081
26,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 22,931
70,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 65,576
20,000 g Ritchie Bros Auctioneers, Inc 6 .750 03/15/28 20,158
30,000 g Ritchie Bros Auctioneers, Inc 7 .750 03/15/31 31,123
75,000 Verisk Analytics, Inc 3 .625 05/15/50 55,149
100,000 Waste Management, Inc 2 .500 11/15/50 63,895
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 679,788
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
25,000 e,g Asbury Automotive Group, Inc 4 .625 11/15/29 22,191
50,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 43,535
100,000 AutoZone, Inc 1 .650 01/15/31 78,035
100,000 Genuine Parts Co 2 .750 02/01/32 82,056
20,000 e,g Hanesbrands, Inc 9 .000 02/15/31 20,157
50,000 Kohl's Corp 4 .625 05/01/31 34,789
80,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 68,459
45,000 g Lithia Motors, Inc 4 .625 12/15/27 42,034
100,000 e,g Macy's Retail Holdings LLC 5 .875 04/01/29 91,250
50,000 e,g Macy's Retail Holdings LLC 6 .125 03/15/32 43,743
38,000 e,g Magic Mergeco, Inc 5 .250 05/01/28 30,702
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 118,282
100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 94,417
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 196,727
200,000 g Prosus NV 4 .193 01/19/32 168,419
50,000 g Staples, Inc 7 .500 04/15/26 41,296
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,176,092
CONSUMER DURABLES & APPAREL - 0 .0%
8,000 Newell Brands, Inc 4 .875 06/01/25 7,717
50,000 e Newell Brands, Inc 6 .375 09/15/27 47,880
TOTAL CONSUMER DURABLES & APPAREL 55,597
CONSUMER SERVICES - 0 .3%
150,000 g Churchill Downs, Inc 6 .750 05/01/31 148,312
6,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 5,908
74,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 61,697
20,000 g International Game Technology plc 4 .125 04/15/26 18,993
60,000 g International Game Technology plc 6 .250 01/15/27 59,775
25,000 e,g Marriott Ownership Resorts, Inc 4 .500 06/15/29 21,577
125,000 e McDonald's Corp 4 .600 09/09/32 123,812
50,000 g NCL Corp Ltd 5 .875 03/15/26 46,778
50,000 g NCL Corp Ltd 8 .375 02/01/28 52,247
TOTAL CONSUMER SERVICES 539,099
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
70,000 g Albertsons Cos, Inc 6 .500 02/15/28 70,116
60,000 Kroger Co 3 .875 10/15/46 46,085

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 100,000 SYSCO Corp 3 .150% 12/14/51 $ 69,279
50,000 e Target Corp 4 .400 01/15/33 48,611
100,000 Walmart, Inc 1 .050 09/17/26 89,283
200,000 Walmart, Inc 1 .800 09/22/31 166,058
275,000 Walmart, Inc 4 .500 04/15/53 268,200
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 757,632
ENERGY - 3 .3%
19,000 g Archrock Partners LP 6 .250 04/01/28 17,838
100,000 Cenovus Energy, Inc 2 .650 01/15/32 80,722
150,000 Cheniere Energy Partners LP 3 .250 01/31/32 123,397
35,000 g Civitas Resources, Inc 8 .375 07/01/28 35,396
20,000 g Civitas Resources, Inc 8 .750 07/01/31 20,276
100,000 Diamondback Energy, Inc 3 .125 03/24/31 85,658
100,000 Diamondback Energy, Inc 4 .250 03/15/52 76,700
35,000 g DT Midstream, Inc 4 .125 06/15/29 30,715
30,000 g DT Midstream, Inc 4 .375 06/15/31 25,838
45,000 Ecopetrol S.A. 6 .875 04/29/30 41,052
200,000 Ecopetrol S.A. 4 .625 11/02/31 154,386
250,000 Enbridge, Inc 5 .700 03/08/33 253,433
150,000 Enbridge, Inc 5 .750 07/15/80 135,469
33,000 g Energean Israel Finance Ltd 4 .875 03/30/26 30,623
100,000 Energy Transfer Operating LP 2 .900 05/15/25 94,748
50,000 Energy Transfer Operating LP 4 .750 01/15/26 48,878
100,000 Energy Transfer Operating LP 5 .500 06/01/27 99,458
150,000 Energy Transfer Operating LP 4 .950 06/15/28 145,496
100,000 Energy Transfer Operating LP 6 .250 04/15/49 97,668
175,000 Energy Transfer Operating LP 5 .000 05/15/50 147,799
6,000 g EnLink Midstream LLC 5 .625 01/15/28 5,806
80,000 g EnLink Midstream LLC 6 .500 09/01/30 79,903
100,000 Enterprise Products Operating LLC 3 .700 02/15/26 96,414
100,000 Enterprise Products Operating LLC 3 .125 07/31/29 89,604
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 84,708
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 83,577
100,000 Enterprise Products Operating LLC 3 .200 02/15/52 70,236
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 17,839
100,000 g EQM Midstream Partners LP 4 .500 01/15/29 89,189
25,000 g EQT Corp 3 .125 05/15/26 22,985
200,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 161,375
50,000 Genesis Energy LP 8 .000 01/15/27 48,755
10,000 g Hilcorp Energy I LP 5 .750 02/01/29 9,055
25,000 g Hilcorp Energy I LP 6 .000 04/15/30 22,764
9,000 g Hilcorp Energy I LP 6 .000 02/01/31 8,022
50,000 g Holly Energy Partners LP 6 .375 04/15/27 49,391
75,000 Marathon Petroleum Corp 3 .800 04/01/28 69,813
100,000 Marathon Petroleum Corp 5 .000 09/15/54 82,463
150,000 MPLX LP 1 .750 03/01/26 136,158
450,000 MPLX LP 2 .650 08/15/30 376,493
125,000 MPLX LP 4 .700 04/15/48 102,596
34,000 e Murphy Oil Corp 5 .875 12/01/27 33,030
33,000 Occidental Petroleum Corp 5 .500 12/01/25 32,580
200,000 g Oleoducto Central S.A. 4 .000 07/14/27 175,208
75,000 ONEOK, Inc 4 .350 03/15/29 69,739
100,000 ONEOK, Inc 4 .500 03/15/50 76,345
67,000 g Parkland Corp 4 .500 10/01/29 58,123
200,000 g Pertamina Persero PT 1 .400 02/09/26 180,583
100,000 Petroleos Mexicanos 5 .950 01/28/31 73,055
67,000 Petroleos Mexicanos 6 .700 02/16/32 50,944
200,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 177,644
200,000 Phillips 66 2 .150 12/15/30 163,198
100,000 Phillips 66 3 .300 03/15/52 68,552

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 200,000 g Qatar Petroleum 2 .250% 07/12/31 $ 167,594
200,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 190,313
175,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 176,433
50,000 g Santos Finance Ltd 3 .649 04/29/31 41,509
200,000 g Saudi Arabian Oil Co 2 .250 11/24/30 166,378
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 117,050
25,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 22,034
23,000 Sunoco LP 4 .500 05/15/29 20,405
100,000 Targa Resources Corp 4 .200 02/01/33 88,514
25,000 Targa Resources Partners LP 6 .500 07/15/27 24,819
150,000 Total Capital International S.A. 3 .127 05/29/50 108,932
200,000 TransCanada Trust 5 .500 09/15/79 171,550
20,000 g Transocean, Inc 8 .750 02/15/30 20,300
40,000 USA Compression Partners LP 6 .875 04/01/26 39,184
25,000 USA Compression Partners LP 6 .875 09/01/27 23,872
90,000 g Venture Global LNG, Inc 8 .125 06/01/28 91,407
300,000 Williams Cos, Inc 5 .650 03/15/33 303,975
TOTAL ENERGY 6,385,966
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .0%
150,000 Agree LP 2 .000 06/15/28 124,816
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 94,768
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 93,179
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 96,786
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 73,078
100,000 American Tower Corp 2 .950 01/15/25 95,635
50,000 American Tower Corp 3 .375 10/15/26 46,657
150,000 American Tower Corp 3 .800 08/15/29 136,843
175,000 American Tower Corp 2 .900 01/15/30 150,938
50,000 American Tower Corp 2 .100 06/15/30 40,376
50,000 American Tower Corp 1 .875 10/15/30 39,452
150,000 Brandywine Operating Partnership LP 4 .100 10/01/24 143,932
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 191,277
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 84,002
50,000 Corporate Office Properties LP 2 .750 04/15/31 37,992
245,000 Crown Castle International Corp 2 .250 01/15/31 199,685
50,000 CubeSmart LP 2 .250 12/15/28 42,133
50,000 Equinix, Inc 2 .150 07/15/30 40,408
150,000 Essential Properties LP 2 .950 07/15/31 112,411
50,000 Essex Portfolio LP 3 .000 01/15/30 42,740
125,000 Federal Realty Investment Trust 1 .250 02/15/26 111,601
175,000 Healthcare Realty Holdings LP 3 .875 05/01/25 166,015
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 79,137
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 74,951
125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 115,003
50,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 42,829
100,000 Highwoods Realty LP 3 .875 03/01/27 89,823
50,000 Highwoods Realty LP 2 .600 02/01/31 36,642
110,000 Life Storage LP 2 .400 10/15/31 87,143
100,000 Mid-America Apartments LP 4 .300 10/15/23 99,451
125,000 Mid-America Apartments LP 3 .750 06/15/24 122,550
200,000 Mid-America Apartments LP 2 .750 03/15/30 173,265
100,000 Mid-America Apartments LP 1 .700 02/15/31 78,934
100,000 Mid-America Apartments LP 2 .875 09/15/51 64,306
150,000 Regency Centers LP 3 .900 11/01/25 141,402
100,000 Regency Centers LP 3 .600 02/01/27 93,994
100,000 Regency Centers LP 2 .950 09/15/29 85,709
100,000 Retail Properties of America, Inc 4 .750 09/15/30 89,884
87,000 SITE Centers Corp 3 .625 02/01/25 81,871
100,000 Weingarten Realty Investors 3 .250 08/15/26 92,506

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 100,000 Weyerhaeuser Co 4 .000% 03/09/52 $ 79,802
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,893,926
FINANCIAL SERVICES - 3 .0%
150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 134,641
275,000 AerCap Ireland Capital DAC 3 .000 10/29/28 237,779
150,000 AerCap Ireland Capital DAC 3 .300 01/30/32 122,715
150,000 AerCap Ireland Capital DAC 3 .850 10/29/41 113,942
200,000 g Bangkok Bank PCL 3 .466 09/23/36 162,774
225,000 Bank of New York Mellon Corp 4 .700 N/A‡ 218,531
200,000 g BBVA Bancomer S.A. 8 .450 06/29/38 200,200
185,000 Capital One Financial Corp 3 .950 N/A‡ 137,363
200,000 e Charles Schwab Corp 5 .375 N/A‡ 191,144
30,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 26,296
125,000 g Credit Suisse Group AG. 1 .305 02/02/27 109,235
250,000 g Credit Suisse Group AG. 6 .442 08/11/28 250,925
150,000 Deutsche Bank AG. 5 .371 09/09/27 147,494
100,000 Deutsche Bank AG. 2 .311 11/16/27 85,934
200,000 Deutsche Bank AG. 6 .000 N/A‡ 159,580
80,000 Fiserv, Inc 3 .500 07/01/29 73,019
300,000 Goldman Sachs Group, Inc 3 .500 04/01/25 288,177
300,000 Goldman Sachs Group, Inc 4 .482 08/23/28 290,045
280,000 Goldman Sachs Group, Inc 2 .615 04/22/32 229,633
50,000 Goldman Sachs Group, Inc 4 .411 04/23/39 43,631
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 76,066
50,000 Icahn Enterprises LP 5 .250 05/15/27 43,120
38,000 Icahn Enterprises LP 4 .375 02/01/29 29,857
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 175,070
200,000 ING GROEP NV 6 .500 N/A‡ 186,640
68,000 g LPL Holdings, Inc 4 .000 03/15/29 59,658
150,000 Morgan Stanley 2 .720 07/22/25 144,643
125,000 Morgan Stanley 2 .188 04/28/26 117,338
575,000 Morgan Stanley 3 .125 07/27/26 538,455
250,000 Morgan Stanley 1 .512 07/20/27 221,492
250,000 Morgan Stanley 5 .250 04/21/34 246,862
50,000 Navient Corp 5 .500 03/15/29 42,629
60,000 Northern Trust Corp 4 .600 N/A‡ 52,876
200,000 g Power Finance Corp Ltd 3 .950 04/23/30 178,107
15,000 Springleaf Finance Corp 5 .375 11/15/29 12,752
150,000 UBS Group AG. 3 .750 03/26/25 143,535
200,000 g UBS Group AG. 1 .494 08/10/27 171,766
200,000 g UBS Group AG. 3 .179 02/11/43 138,820
50,000 Visa, Inc 2 .700 04/15/40 38,409
TOTAL FINANCIAL SERVICES 5,841,153
FOOD, BEVERAGE & TOBACCO - 1 .2%
500,000 e Anheuser-Busch Cos LLC 3 .650 02/01/26 484,284
75,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 72,946
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 378,349
200,000 BAT Capital Corp 2 .259 03/25/28 171,403
100,000 BAT Capital Corp 4 .906 04/02/30 94,527
200,000 BAT International Finance plc 4 .448 03/16/28 188,782
175,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 149,189
100,000 Constellation Brands, Inc 4 .400 11/15/25 97,928
100,000 Constellation Brands, Inc 3 .700 12/06/26 95,127
100,000 Constellation Brands, Inc 3 .150 08/01/29 90,137
100,000 Constellation Brands, Inc 2 .875 05/01/30 86,747
100,000 Constellation Brands, Inc 2 .250 08/01/31 81,718
100,000 Diageo Capital plc 2 .125 10/24/24 95,642
100,000 Diageo Capital plc 2 .375 10/24/29 86,673
200,000 Diageo Capital plc 2 .000 04/29/30 168,542

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 75,000 g Primo Water Holdings, Inc 4 .375% 04/30/29 $ 64,264
TOTAL FOOD, BEVERAGE & TOBACCO 2,406,258
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
60,000 Abbott Laboratories 5 .300 05/27/40 62,808
100,000 Anthem, Inc 2 .250 05/15/30 83,767
55,000 Becton Dickinson & Co 2 .823 05/20/30 48,103
100,000 Boston Scientific Corp 2 .650 06/01/30 87,127
35,000 Centene Corp 2 .450 07/15/28 29,916
180,000 Centene Corp 3 .000 10/15/30 149,993
40,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 31,509
55,000 Cigna Corp 3 .200 03/15/40 42,280
225,000 CVS Health Corp 3 .750 04/01/30 206,387
400,000 CVS Health Corp 1 .750 08/21/30 319,174
400,000 CVS Health Corp 4 .780 03/25/38 369,149
200,000 CVS Health Corp 5 .050 03/25/48 184,349
50,000 g DaVita, Inc 4 .625 06/01/30 42,924
100,000 Elevance Health, Inc 5 .125 02/15/53 96,973
160,000 HCA, Inc 5 .625 09/01/28 160,122
100,000 g HCA, Inc 3 .625 03/15/32 86,801
100,000 HCA, Inc 5 .500 06/15/47 94,189
100,000 Humana, Inc 3 .950 03/15/27 95,560
300,000 Humana, Inc 2 .150 02/03/32 236,328
100,000 McKesson Corp 5 .100 07/15/33 100,354
67,000 MPT Operating Partnership LP 3 .500 03/15/31 46,164
10,000 Tenet Healthcare Corp 4 .625 06/15/28 9,340
80,000 Tenet Healthcare Corp 4 .375 01/15/30 72,192
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 202,932
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,858,441
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
100,000 Church & Dwight Co, Inc 2 .300 12/15/31 82,473
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 82,473
INSURANCE - 1 .5%
62,000 g Acrisure LLC 4 .250 02/15/29 53,518
85,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 84,298
25,000 g AmWINS Group, Inc 4 .875 06/30/29 22,575
250,000 Aon Corp 5 .350 02/28/33 251,821
175,000 Aon plc 3 .500 06/14/24 171,183
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 66,001
75,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 62,000
100,000 CNA Financial Corp 3 .950 05/15/24 98,301
100,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 90,973
500,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 430,427
100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 81,479
100,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 64,900
100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 73,134
100,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 94,178
250,000 MetLife, Inc 3 .600 04/10/24 246,244
100,000 MetLife, Inc 5 .000 07/15/52 93,902
115,000 e MetLife, Inc 3 .850 N/A‡ 106,258
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 125,250
180,000 Prudential Financial, Inc 5 .200 03/15/44 177,871
300,000 Prudential Financial, Inc 5 .125 03/01/52 270,861
100,000 Reinsurance Group of America, Inc 3 .900 05/15/29 90,730
200,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 191,000
TOTAL INSURANCE 2,946,904
MATERIALS - 1 .9%
100,000 Albemarle Corp 4 .650 06/01/27 97,383

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 200,000 g Alpek SAB de C.V. 3 .250% 02/25/31 $ 161,620
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 163,820
100,000 g Anglo American Capital plc 3 .875 03/16/29 90,875
200,000 g Anglo American Capital plc 2 .625 09/10/30 164,976
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 171,673
38,000 Ball Corp 2 .875 08/15/30 31,545
150,000 Bemis Co, Inc 2 .630 06/19/30 124,748
225,000 Berry Global, Inc 1 .570 01/15/26 202,890
150,000 Berry Global, Inc 1 .650 01/15/27 129,391
200,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 180,949
200,000 g Cemex SAB de C.V. 5 .450 11/19/29 192,850
200,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 177,113
200,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 190,451
200,000 g Freeport Indonesia PT 5 .315 04/14/32 188,617
35,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 34,773
70,000 Newmont Corp 2 .250 10/01/30 57,350
65,000 Newmont Corp 2 .600 07/15/32 53,109
100,000 g Nova Chemicals Corp 4 .875 06/01/24 97,698
100,000 Nutrien Ltd 2 .950 05/13/30 86,806
200,000 g OCP S.A. 3 .750 06/23/31 165,176
200,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 179,250
19,000 g PolyOne Corp 5 .750 05/15/25 18,769
200,000 g POSCO 4 .500 08/04/27 193,825
50,000 g SunCoke Energy, Inc 4 .875 06/30/29 41,993
200,000 e Suzano Austria GmbH 3 .750 01/15/31 170,685
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 164,229
55,000 g,h Windsor Holdings III LLC 8 .500 06/15/30 54,743
100,000 e WRKCo, Inc 3 .000 06/15/33 81,322
TOTAL MATERIALS 3,668,629
MEDIA & ENTERTAINMENT - 2 .2%
100,000 Activision Blizzard, Inc 1 .350 09/15/30 79,994
100,000 g Arches Buyer, Inc 4 .250 06/01/28 87,019
200,000 g Cable Onda S.A. 4 .500 01/30/30 169,986
100,000 g CCO Holdings LLC 5 .125 05/01/27 93,124
100,000 e Charter Communications Operating LLC 4 .400 04/01/33 87,776
50,000 Charter Communications Operating LLC 5 .125 07/01/49 39,336
600,000 Charter Communications Operating LLC 4 .800 03/01/50 452,699
150,000 Comcast Corp 4 .150 10/15/28 145,332
400,000 e Comcast Corp 1 .500 02/15/31 318,177
300,000 Comcast Corp 3 .200 07/15/36 246,110
500,000 Comcast Corp 2 .887 11/01/51 335,228
200,000 e,g CSC Holdings LLC 11 .250 05/15/28 193,946
40,000 g DIRECTV Holdings LLC 5 .875 08/15/27 36,225
250,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 233,946
250,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 224,110
15,000 Lamar Media Corp 3 .625 01/15/31 12,638
33,000 g News Corp 3 .875 05/15/29 28,968
100,000 S&P Global, Inc 4 .250 05/01/29 97,185
110,000 g Sirius XM Radio, Inc 4 .000 07/15/28 95,576
50,000 g Sirius XM Radio, Inc 4 .125 07/01/30 40,828
50,000 Time Warner Cable LLC 5 .875 11/15/40 44,107
100,000 g Venture Global Calcasieu Pass LLC 4 .125 08/15/31 85,997
300,000 g,i Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .768 01/05/27 307,170
200,000 Warnermedia Holdings, Inc 3 .755 03/15/27 186,553
100,000 Warnermedia Holdings, Inc 4 .054 03/15/29 91,412
325,000 Warnermedia Holdings, Inc 5 .050 03/15/42 273,932
25,000 Warnermedia Holdings, Inc 5 .141 03/15/52 20,356
200,000 Weibo Corp 3 .375 07/08/30 159,228
TOTAL MEDIA & ENTERTAINMENT 4,186,958

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .5%
$ 275,000 AbbVie, Inc 4 .050% 11/21/39 $ 239,432
450,000 Amgen, Inc 5 .250 03/02/33 450,574
350,000 Amgen, Inc 5 .650 03/02/53 354,447
125,000 AstraZeneca Finance LLC 1 .200 05/28/26 112,793
250,000 AstraZeneca plc 1 .375 08/06/30 201,150
30,000 g Avantor Funding, Inc 4 .625 07/15/28 27,808
155,000 Bristol-Myers Squibb Co 2 .350 11/13/40 108,914
100,000 Bristol-Myers Squibb Co 2 .550 11/13/50 65,019
75,000 Danaher Corp 2 .800 12/10/51 51,739
100,000 Merck & Co, Inc 2 .750 12/10/51 68,973
200,000 g Organon Finance   LLC 5 .125 04/30/31 165,005
100,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 99,623
350,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 363,888
225,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 227,688
175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 145,434
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 134,407
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,816,894
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 22,138
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 21,704
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 43,842
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
18,000 g Broadcom, Inc 3 .187 11/15/36 13,603
465,000 g Broadcom, Inc 4 .926 05/15/37 420,827
115,000 NVIDIA Corp 2 .000 06/15/31 96,314
100,000 NXP BV 3 .875 06/18/26 96,055
100,000 NXP BV 4 .400 06/01/27 96,669
100,000 NXP BV 3 .400 05/01/30 88,477
125,000 NXP BV 3 .125 02/15/42 87,446
250,000 Texas Instruments, Inc 5 .000 03/14/53 253,272
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,152,663
SOFTWARE & SERVICES - 0 .6%
105,000 Adobe, Inc 2 .300 02/01/30 92,107
200,000 g CA Magnum Holdings 5 .375 10/31/26 179,073
147,000 Microsoft Corp 2 .525 06/01/50 101,687
90,000 g NortonLifeLock, Inc 6 .750 09/30/27 89,747
55,000 g Open Text Corp 3 .875 12/01/29 45,972
15,000 g Open Text Holdings, Inc 4 .125 02/15/30 12,702
250,000 Oracle Corp 4 .900 02/06/33 242,676
125,000 Oracle Corp 5 .550 02/06/53 121,043
125,000 Roper Technologies, Inc 1 .400 09/15/27 107,760
75,000 Roper Technologies, Inc 2 .000 06/30/30 61,297
200,000 salesforce.com, Inc 2 .700 07/15/41 146,941
TOTAL SOFTWARE & SERVICES 1,201,005
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
165,000 Amphenol Corp 2 .800 02/15/30 144,486
175,000 Apple, Inc 2 .450 08/04/26 163,818
575,000 Apple, Inc 2 .050 09/11/26 529,855
60,000 Apple, Inc 2 .650 02/08/51 41,445
65,000 Dell International LLC 5 .300 10/01/29 64,526
80,000 g Imola Merger Corp 4 .750 05/15/29 69,576
50,000 g Sensata Technologies BV 4 .000 04/15/29 44,514
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,058,220
TELECOMMUNICATION SERVICES - 2 .3%
200,000 America Movil SAB de C.V. 4 .700 07/21/32 192,880
564,000 AT&T, Inc 2 .550 12/01/33 443,008

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 150,000 AT&T, Inc 4 .500% 05/15/35 $ 137,895
150,000 AT&T, Inc 3 .500 06/01/41 115,153
730,000 AT&T, Inc 3 .550 09/15/55 511,048
250,000 g Bharti Airtel Ltd 3 .250 06/03/31 215,899
200,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 158,400
200,000 g Millicom International Cellular S.A. 4 .500 04/27/31 153,720
100,000 Telefonica Emisiones SAU 4 .895 03/06/48 83,461
20,000 T-Mobile USA, Inc 2 .250 02/15/26 18,377
455,000 T-Mobile USA, Inc 2 .625 02/15/29 395,180
225,000 T-Mobile USA, Inc 3 .875 04/15/30 207,285
575,000 T-Mobile USA, Inc 5 .050 07/15/33 564,592
100,000 T-Mobile USA, Inc 3 .000 02/15/41 73,111
125,000 T-Mobile USA, Inc 3 .300 02/15/51 87,686
75,000 Verizon Communications, Inc 1 .750 01/20/31 59,170
200,000 Verizon Communications, Inc 2 .550 03/21/31 166,987
575,000 Verizon Communications, Inc 2 .355 03/15/32 462,463
200,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 166,300
110,000 Vodafone Group plc 4 .375 02/19/43 92,376
150,000 Vodafone Group plc 4 .250 09/17/50 120,266
TOTAL TELECOMMUNICATION SERVICES 4,425,257
TRANSPORTATION - 0 .6%
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 160,123
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 46,046
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 230,681
100,000 CSX Corp 3 .800 03/01/28 95,185
75,000 CSX Corp 4 .250 03/15/29 72,601
225,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 216,271
50,000 Union Pacific Corp 2 .891 04/06/36 39,864
100,000 Union Pacific Corp 3 .839 03/20/60 79,546
160,000 g XPO, Inc 6 .250 06/01/28 157,316
TOTAL TRANSPORTATION 1,097,633
UTILITIES - 3 .5%
100,000 AEP Transmission Co LLC 3 .100 12/01/26 93,693
75,000 AEP Transmission Co LLC 4 .000 12/01/46 62,864
100,000 AEP Transmission Co LLC 2 .750 08/15/51 64,455
150,000 AEP Transmission Co LLC 5 .400 03/15/53 154,154
650,000 Ameren Illinois Co 5 .900 12/01/52 707,826
100,000 American Water Capital Corp 3 .000 12/01/26 92,656
250,000 American Water Capital Corp 2 .800 05/01/30 218,522
60,000 American Water Capital Corp 4 .000 12/01/46 48,403
50,000 American Water Capital Corp 3 .750 09/01/47 39,563
100,000 American Water Capital Corp 3 .450 05/01/50 74,504
100,000 Atmos Energy Corp 1 .500 01/15/31 78,570
125,000 Baltimore Gas & Electric Co 3 .750 08/15/47 97,598
200,000 g Becle SAB de C.V. 2 .500 10/14/31 161,370
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 46,019
200,000 Black Hills Corp 4 .250 11/30/23 198,604
100,000 Black Hills Corp 3 .150 01/15/27 92,662
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 86,480
100,000 Commonwealth Edison Co 2 .750 09/01/51 64,619
58,000 Consumers Energy Co 2 .650 08/15/52 37,164
60,000 Dominion Energy, Inc 2 .250 08/15/31 48,339
190,000 Dominion Energy, Inc 3 .300 04/15/41 141,070
125,000 DTE Electric Co 5 .400 04/01/53 129,007
405,000 Duke Energy Corp 3 .300 06/15/41 298,326
50,000 Duke Energy Progress LLC 2 .500 08/15/50 31,029
100,000 Edison International 5 .375 N/A‡ 87,390
200,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 167,135
195,000 Eversource Energy 1 .650 08/15/30 154,616

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 40,000 g Ferrellgas Escrow LLC 5 .375% 04/01/26 $ 37,204
44,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 36,863
250,000 Florida Power & Light Co 4 .800 05/15/33 248,199
100,000 Florida Power & Light Co 3 .990 03/01/49 84,291
75,000 Indiana Michigan Power Co 3 .750 07/01/47 58,574
200,000 g Israel Electric Corp Ltd 3 .750 02/22/32 170,600
125,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 122,003
150,000 MidAmerican Energy Co 3 .650 04/15/29 139,299
95,000 MidAmerican Energy Co 3 .650 08/01/48 73,139
130,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 108,124
310,000 NiSource, Inc 1 .700 02/15/31 242,380
85,000 g NRG Energy, Inc 2 .450 12/02/27 71,630
50,000 NRG Energy, Inc 5 .750 01/15/28 47,383
65,000 g NRG Energy, Inc 7 .000 03/15/33 65,539
100,000 NSTAR Electric Co 3 .950 04/01/30 94,376
100,000 Ohio Power Co 4 .150 04/01/48 81,752
100,000 Ohio Power Co 4 .000 06/01/49 80,954
50,000 ONE Gas, Inc 3 .610 02/01/24 49,282
12,000 g Pattern Energy Operations LP 4 .500 08/15/28 10,960
100,000 PECO Energy Co 3 .000 09/15/49 69,498
200,000 PECO Energy Co 2 .800 06/15/50 131,841
200,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 183,680
125,000 Public Service Co of Colorado 1 .875 06/15/31 99,675
125,000 Public Service Co of Colorado 3 .200 03/01/50 88,220
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 99,861
200,000 g Saka Energi Indonesia PT 4 .450 05/05/24 195,000
28,000 g Superior Plus LP 4 .500 03/15/29 24,545
190,000 g Talen Energy Supply LLC 8 .625 06/01/30 196,650
75,000 Virginia Electric & Power Co 2 .950 11/15/26 69,479
50,000 Virginia Electric & Power Co 3 .500 03/15/27 47,319
250,000 Wisconsin Power and Light Co 4 .950 04/01/33 247,254
TOTAL UTILITIES 6,752,212
TOTAL CORPORATE BONDS 75,298,171
(Cost $83,825,254)
GOVERNMENT BONDS - 35 .8%
FOREIGN GOVERNMENT BONDS - 2 .8%
200,000 g Angolan Government International Bond 8 .750 04/14/32 167,856
EUR 100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 79,385
50,000 g Bermuda Government International Bond 4 .750 02/15/29 48,850
200,000 g BNG Bank NV 2 .625 02/27/24 196,072
225,000 Brazilian Government International Bond 6 .000 10/20/33 222,419
400,000 Colombia Government International Bond 3 .250 04/22/32 295,624
200,000 g Costa Rica Government International Bond 5 .625 04/30/43 171,464
200,000 g Dominican Republic Government International Bond 4 .875 09/23/32 169,979
13,286 g Ecuador Government International Bond 0 .000 07/31/30 3,825
79,525 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 38,238
56,442 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 19,446
200,000 g Egypt Government International Bond 7 .053 01/15/32 112,968
100,000 European Investment Bank 4 .875 02/15/36 107,254
200,000 g Export-Import Bank of India 2 .250 01/13/31 161,513
200,000 g Guatemala Government Bond 3 .700 10/07/33 161,001
285,000 g Hong Kong Government International Bond 4 .625 01/11/33 294,159
200,000 g Hungary Government International Bond 6 .125 05/22/28 202,830
156,250 g Iraq Government International Bond 5 .800 01/15/28 143,359
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 186,678
100,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 98,163
300,000 g Jordan Government International Bond 4 .950 07/07/25 290,298
200,000 g Korea Electric Power Corp 1 .125 06/15/25 184,031
200,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 177,498

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 200,000 Mexico Government International Bond 5 .400% 02/09/28 $ 203,358
25,000 Mexico Government International Bond 3 .250 04/16/30 22,247
32,000 Mexico Government International Bond 6 .050 01/11/40 32,353
275,000 Mexico Government International Bond 4 .280 08/14/41 226,233
160,000 Panama Notas del Tesoro 3 .750 04/17/26 156,733
130,000 Peruvian Government International Bond 3 .000 01/15/34 107,900
140,000 Poland Government International Bond 5 .500 04/04/53 140,785
300,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 296,640
275,000 g Rwanda International Government Bond 5 .500 08/09/31 206,551
500,000 g Saudi Government International Bond 3 .750 01/21/55 377,320
200,000 g Serbia International Bond 2 .125 12/01/30 153,427
TOTAL FOREIGN GOVERNMENT BONDS 5,456,457
MORTGAGE BACKED - 19 .0%
1,599,967 g,i Citigroup Mortgage Loan Trust 0 .156 02/25/52 12,500
250,494 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 245,690
51,131 i FHLMC LIBOR 1 M + 5.920% 0 .727 03/15/44 4,265
159,398 FHLMC 3 .500 01/15/47 140,829
89,907 i FHLMC LIBOR 1 M + 9.920% 1 .611 06/15/48 84,150
119,254 i FHLMC LIBOR 1 M + 9.840% 1 .531 10/15/48 108,654
852,842 FHLMC 3 .000 11/01/49 760,705
226,812 FHLMC 2 .000 09/25/50 27,226
124,788 FHLMC 3 .000 10/25/50 88,472
467,200 FHLMC 2 .500 02/25/51 71,289
158,340 FHLMC 2 .500 05/25/51 100,276
224,435 FHLMC 3 .000 11/01/51 200,180
196,452 FHLMC 3 .000 11/01/51 174,663
35,570 FHLMC 3 .000 11/01/51 31,862
57,266 FHLMC 3 .000 11/01/51 51,077
221,622 FHLMC 2 .000 02/01/52 181,885
670,630 FHLMC 2 .500 02/01/52 573,310
330,816 FHLMC 2 .500 03/01/52 282,745
567,234 FHLMC 4 .000 04/01/52 532,743
413,049 FHLMC 4 .500 06/01/52 397,170
392,312 FHLMC 4 .500 07/01/52 377,248
62,237 FHLMC 4 .000 08/25/52 52,784
133,589 FHLMC 6 .000 11/01/52 135,020
71,292 FHLMC 5 .500 02/25/53 71,489
14,815 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 14,938
4,668 FGLMC 5 .000 07/01/39 4,707
135,786 FGLMC 3 .500 04/01/45 126,543
377,380 FGLMC 3 .500 08/01/45 352,079
9,969 FGLMC 4 .500 06/01/47 9,869
236,428 FGLMC 4 .000 09/01/47 226,385
86,177 FGLMC 3 .500 12/01/47 79,829
77,513 FGLMC 4 .500 08/01/48 76,174
86,137 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 82,794
114,390 FNMA 3 .000 10/01/32 107,668
65,064 FNMA 5 .000 05/01/35 65,528
6,132 FNMA 7 .500 07/01/35 6,112
74,228 FNMA 5 .000 02/01/36 74,758
519,999 FNMA 4 .000 11/01/37 501,887
74,384 FNMA 3 .000 10/01/39 67,894
58,007 FNMA 3 .000 05/01/40 52,792
112,719 FNMA 5 .000 09/01/40 113,526
513,490 FNMA 2 .000 03/01/42 434,568
56,917 FNMA 4 .000 09/01/42 54,560
71,064 i FNMA LIBOR 1 M + 5.950% 0 .800 09/25/43 7,025
37,735 FNMA 4 .500 03/01/44 37,264
336,399 FNMA 4 .000 05/01/44 322,076
138,877 FNMA 4 .500 10/01/44 136,150

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 260,572 FNMA 4 .500% 11/01/44 $ 255,436
61,331 FNMA 5 .000 11/01/44 61,769
21,727 FNMA 4 .000 01/01/45 20,826
297,308 FNMA 3 .500 01/01/46 276,500
17,111 FNMA 4 .000 04/01/46 16,361
120,028 FNMA 3 .500 07/01/46 111,627
299,996 FNMA 3 .500 07/01/46 280,532
52,450 FNMA 3 .000 10/01/46 46,375
6,353 FNMA 3 .000 11/01/47 5,618
141,391 FNMA 3 .500 11/01/47 131,840
179,410 FNMA 3 .500 01/01/48 165,858
79,476 FNMA 4 .500 01/01/48 78,011
75,868 FNMA 4 .500 02/01/48 74,470
43,538 FNMA 4 .500 05/01/48 42,711
59,969 FNMA 4 .500 05/01/48 58,850
84,616 FNMA 5 .000 08/01/48 84,252
242,117 FNMA 3 .000 07/01/50 215,961
162,837 FNMA 2 .000 08/25/50 22,378
170,283 FNMA 2 .000 10/25/50 114,951
491,062 FNMA 2 .500 11/25/50 69,868
88,860 FNMA 3 .000 02/25/51 16,001
1,383,155 FNMA 2 .000 04/01/51 1,132,493
156,718 FNMA 3 .000 09/01/51 139,404
208,446 FNMA 2 .500 11/25/51 26,063
450,487 FNMA 2 .000 12/01/51 369,359
154,569 FNMA 2 .000 01/01/52 127,477
369,703 FNMA 2 .000 02/01/52 303,355
467,134 FNMA 2 .500 02/01/52 399,254
90,421 FNMA 2 .500 02/01/52 77,187
335,338 FNMA 2 .500 02/01/52 286,674
282,431 FNMA 3 .500 02/01/52 259,547
330,035 FNMA 2 .000 03/01/52 270,469
590,219 FNMA 3 .000 04/01/52 522,578
27,548 FNMA 3 .500 04/01/52 25,109
434,116 FNMA 3 .500 05/01/52 395,679
965,331 FNMA 3 .500 05/01/52 879,852
542,307 FNMA 4 .000 05/01/52 509,218
165,810 FNMA 3 .500 06/01/52 151,435
873,060 FNMA 4 .000 06/01/52 819,788
202,257 FNMA 4 .500 06/01/52 194,491
1,626,399 FNMA 4 .000 07/01/52 1,527,158
2,097,496 FNMA 4 .000 07/01/52 1,968,859
182,669 FNMA 4 .500 07/01/52 175,671
113,299 FNMA 4 .500 07/01/52 108,940
777,792 FNMA 4 .500 07/01/52 747,931
167,654 FNMA 4 .500 07/25/52 154,113
1,655,168 FNMA 5 .000 08/01/52 1,623,523
104,203 FNMA 4 .500 08/25/52 91,023
825,823 FNMA 4 .000 09/01/52 775,090
2,008,077 FNMA 4 .500 09/01/52 1,930,933
76,504 FNMA 4 .000 09/25/52 64,238
93,045 FNMA 4 .000 09/25/52 83,498
3,901,196 FNMA 4 .000 10/01/52 3,661,938
260,425 FNMA 5 .000 10/01/52 255,301
77,570 FNMA 4 .500 10/25/52 74,283
82,741 FNMA 4 .500 10/25/52 79,576
549,497 FNMA 4 .500 11/01/52 528,359
119,285 FNMA 5 .500 11/25/52 119,820
414,214 FNMA 5 .500 02/01/53 412,235
425,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 2.400% 7 .467 02/25/42 420,408
530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.500% 9 .567 06/25/42 557,152

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 205,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.000% 9 .067% 07/25/42 $ 211,422
3,637 Government National Mortgage Association (GNMA) 5 .000 03/15/34 3,623
18,620 GNMA 5 .000 06/15/34 18,572
1,813 GNMA 5 .000 04/15/38 1,818
145,826 GNMA 5 .000 01/20/40 28,752
3,364 GNMA 4 .500 04/15/40 3,300
62,365 GNMA 2 .500 12/20/43 55,164
64,021 GNMA 3 .000 03/20/45 56,163
86,791 GNMA 4 .000 06/20/46 11,104
139,372 i GNMA LIBOR 1 M + 6.100% 0 .943 03/20/50 15,704
234,683 GNMA 3 .000 11/20/51 172,442
249,395 GNMA 3 .000 01/20/52 186,255
37,486 GNMA 2 .500 02/20/52 31,156
1,370,721 GNMA 3 .000 05/20/52 1,225,755
958,778 GNMA 3 .500 07/20/52 884,795
103,728 GNMA 4 .000 07/20/52 85,963
570,189 GNMA 4 .000 08/20/52 539,484
386,268 GNMA 4 .500 08/20/52 373,142
144,256 GNMA 4 .500 09/20/52 132,557
149,968 GNMA 4 .500 09/20/52 141,868
220,505 GNMA 5 .000 11/20/52 216,876
101,508 GNMA 4 .500 02/20/53 92,455
81,477 GNMA 5 .500 02/20/53 81,012
259,521 GNMA 1 .884 05/20/53 16,560
109,643 g,i OBX 3 .000 01/25/52 88,957
TOTAL MORTGAGE BACKED 36,735,933
MUNICIPAL BONDS - 0 .4%
200,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 191,322
200,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 184,270
170,000 New York State Dormitory Authority 4 .294 07/01/44 158,500
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 267,170
TOTAL MUNICIPAL BONDS 801,262
U.S. TREASURY SECURITIES - 13 .6%
1,100,000 United States Treasury Bond 3 .125 11/15/41 968,644
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,295,087
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,331,050
765,000 United States Treasury Bond 3 .000 05/15/47 644,184
176,000 United States Treasury Bond 3 .375 11/15/48 159,053
1,202,620 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 1,173,517
287,000 United States Treasury Note 3 .625 05/15/26 280,004
65,000 United States Treasury Note 0 .500 10/31/27 55,478
286,000 United States Treasury Note 3 .500 04/30/28 277,912
125,000 United States Treasury Note 3 .625 05/31/28 122,266
122,000 United States Treasury Note 4 .000 06/30/28 121,333
255,000 United States Treasury Note 1 .375 10/31/28 221,850
994,000 United States Treasury Note 3 .500 04/30/30 965,112
2,286,000 United States Treasury Note 3 .375 05/15/33 2,204,561
300,000 United States Treasury Note 2 .250 05/15/41 231,047
500,000 United States Treasury Note 2 .000 11/15/41 365,996
5,111,800 United States Treasury Note 2 .375 02/15/42 3,979,816
200,000 United States Treasury Note 4 .000 11/15/42 198,719
5,005,000 United States Treasury Note 3 .875 02/15/43 4,879,875
500,000 e United States Treasury Note 3 .875 05/15/43 487,891
5,657,000 United States Treasury Note 3 .625 02/15/53 5,428,952

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 1,000,000 United States Treasury Note 3 .625% 05/15/53 $ 961,094
TOTAL U.S. TREASURY SECURITIES 26,353,441
TOTAL GOVERNMENT BONDS 69,347,093
(Cost $74,307,978)
STRUCTURED ASSETS - 19 .1%
ASSET BACKED - 6 .4%
250,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 6 .910 01/17/35 244,771
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 236,757
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 231,247
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 228,071
Series - 2021 1 (Class D)
100,000 g AMSR Trust 3 .148 01/19/39 90,662
Series - 2019 SFR1 (Class C)
100,000 g AMSR Trust 3 .247 01/19/39 90,120
Series - 2019 SFR1 (Class D)
109,226 g Apollo aviation securitization 2 .798 01/15/47 92,678
Series - 2021 2A (Class A)
140,337 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 131,828
Series - 2019 A (Class A)
93,633 g Capital Automotive REIT 1 .440 08/15/51 80,861
Series - 2021 1A (Class A1)
99,729 g Capital Automotive REIT 1 .920 08/15/51 85,376
Series - 2021 1A (Class A3)
1,250,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,142,086
Series - 2021 1 (Class D)
97,750 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 82,497
Series - 2020 1A (Class A1)
98,750 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 83,672
Series - 2020 1A (Class A3)
100,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 85,333
Series - 2020 1A (Class B1)
63,386 Carvana Auto Receivables Trust 1 .720 09/11/28 60,817
Series - 2021 N4 (Class C)
345,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 321,693
Series - 2022 N1 (Class D)
250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 243,151
Series - 2020 1A (Class B1R)
144,702 g,i CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 362
Series - 2007 1A (Class A2)
2,679 Centex Home Equity 5 .540 01/25/32 2,584
Series - 2002 A (Class AF6)
449,726 g CF Hippolyta LLC 1 .690 07/15/60 403,580
Series - 2020 1 (Class A1)
219,383 g CF Hippolyta LLC 1 .990 07/15/60 183,235
Series - 2020 1 (Class A2)
89,945 g CF Hippolyta LLC 2 .280 07/15/60 80,333
Series - 2020 1 (Class B1)
235,612 g CF Hippolyta LLC 1 .530 03/15/61 204,125
Series - 2021 1A (Class A1)
235,612 g CF Hippolyta LLC 1 .980 03/15/61 199,374
Series - 2021 1A (Class B1)
230,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 203,676
Series - 2021 1A (Class A2)
120,313 g DB Master Finance LLC 4 .352 05/20/49 109,814
Series - 2019 1A (Class A23)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 197,000 g DB Master Finance LLC 2 .045% 11/20/51 $ 171,440
Series - 2021 1A (Class A2I)
98,500 g DB Master Finance LLC 2 .493 11/20/51 83,273
Series - 2021 1A (Class A2II)
40,704 g Diamond Resorts Owner Trust 2 .890 02/20/32 38,553
Series - 2019 1A (Class A)
33,615 g Diamond Resorts Owner Trust 2 .050 11/21/33 30,511
Series - 2021 1A (Class B)
327,250 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 312,001
Series - 2015 1A (Class A2II)
214,875 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 203,495
Series - 2018 1A (Class A2I)
147,000 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 124,614
Series - 2021 1A (Class A2I)
24,449 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 6 .250 05/25/37 24,152
Series - 2007 2 (Class A2C)
131,778 g FNA VI LLC 1 .350 01/10/32 119,083
Series - 2021 1A (Class A)
250,000 g,i Gracie Point International Funding 30 D AVG SOFR + 3.350% 8 .415 07/01/24 250,167
Series - 2022 2A (Class B)
446,000 g,i GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 2.750% 7 .782 04/01/24 446,260
Series - 2022 1A (Class B)
67,554 g HERO Funding Trust 3 .190 09/20/48 57,823
Series - 2017 3A (Class A1)
67,554 g HERO Funding Trust 3 .950 09/20/48 59,168
Series - 2017 3A (Class A2)
150,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 140,257
Series - 2021 1A (Class B)
76,789 g Hilton Grand Vacations Trust 2 .960 12/26/28 75,595
Series - 2017 AA (Class B)
70,374 g Hilton Grand Vacations Trust 2 .340 07/25/33 65,599
Series - 2019 AA (Class A)
3,994 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 3,892
Series - 2003 1 (Class M1)
378,155 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 322,939
Series - 2019 1 (Class A)
221,222 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 174,765
Series - 2019 2 (Class A)
100,000 g Hpefs Equipment Trust 4 .430 09/20/29 96,682
Series - 2022 2A (Class C)
99,995 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 6 .396 01/17/38 99,476
Series - 2018 SFR4 (Class B)
250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 8 .000 10/06/23 242,500
Series - 2020 A (Class A)
250,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 7 .362 01/18/34 243,371
Series - 2021 59A (Class C)
250,000 g,i Massachusetts St LIBOR 3 M + 1.650% 6 .910 01/15/35 243,935
Series - 2021 3A (Class B)
91,503 g MVW LLC 1 .830 05/20/39 80,708
Series - 2021 2A (Class B)
104,323 g MVW Owner Trust 2 .420 12/20/34 103,682
Series - 2017 1A (Class A)
73,765 g MVW Owner Trust 3 .450 01/21/36 71,748
Series - 2018 1A (Class A)
63,494 g MVW Owner Trust 3 .000 11/20/36 59,914
Series - 2019 1A (Class B)
32,034 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 28,942
Series - 2020 HA (Class A)
132,644 g Navient Student Loan Trust 3 .390 12/15/59 125,293
Series - 2019 BA (Class A2A)

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 g,i Navistar Financial Dealer Note Master Owner Trust II 30 D AVG SOFR + 1.800% 6 .867% 05/25/27 $ 250,715
Series - 2022 1 (Class B)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.060% 6 .320 04/16/33 247,750
Series - 2021 40A (Class A)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 6 .660 04/16/33 243,728
Series - 2021 40A (Class B)
235,118 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 205,965
Series - 2021 1A (Class A1)
97,288 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 84,491
Series - 2021 2A (Class A1)
250,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 6 .912 01/18/36 245,410
Series - 2021 10A (Class B)
150,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 133,840
Series - 2020 2A (Class A)
203,803 g Oportun Funding XIV LLC 1 .210 03/08/28 194,192
Series - 2021 A (Class A)
233,336 g Settlement Fee Finance LLC 3 .840 11/01/49 227,670
Series - 2019 1A (Class A)
32,522 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 31,173
Series - 2019 1A (Class A)
29,744 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 27,550
Series - 2021 1A (Class A)
29,744 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 27,380
Series - 2021 1A (Class B)
29,744 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 27,265
Series - 2021 1A (Class C)
84,098 g SoFi Professional Loan Program LLC 2 .840 01/25/41 80,627
Series - 2017 F (Class A2FX)
175,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 157,668
Series - 2020 1A (Class A2)
250,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 218,751
Series - 2021 1A (Class A2)
4,557 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 6 .050 09/25/34 4,478
Series - 2004 8 (Class M1)
94,000 g Taco Bell Funding LLC 4 .970 05/25/46 90,312
Series - 2016 1A (Class A23)
128,050 g Taco Bell Funding LLC 1 .946 08/25/51 110,087
Series - 2021 1A (Class A2I)
98,500 g Taco Bell Funding LLC 2 .294 08/25/51 80,869
Series - 2021 1A (Class A2II)
250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 6 .950 10/20/34 243,778
Series - 2017 8A (Class A2R)
250,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 9 .208 12/07/23 248,225
Series - 2020 A (Class AA)
284,200 g Wendy's Funding LLC 2 .370 06/15/51 235,015
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 12,435,480
OTHER MORTGAGE BACKED - 12 .7%
110,356 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 98,462
Series - 2015 6 (Class A9)
100,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 67,266
Series - 2021 8 (Class A3)
500,000 g BANK 2 .500 10/17/52 282,917
Series - 2019 BN21 (Class D)
90,155 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 72,977
Series - 2021 6 (Class A19)
200,000 g BBCMS Trust 4 .197 08/10/35 177,628
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 357,277
Series - 2019 B9 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 800,000 Benchmark Mortgage Trust 2 .224% 08/15/54 $ 635,363
Series - 2021 B28 (Class A5)
500,000 i Benchmark Mortgage Trust 2 .244 08/15/54 354,289
Series - 2021 B28 (Class B)
500,000 Benchmark Mortgage Trust 2 .429 08/15/54 386,471
Series - 2021 B28 (Class AS)
250,000 g,i CF Mortgage Trust 3 .603 04/15/52 225,789
Series - 2020 P1 (Class A2)
331,446 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 317,902
Series - 2016 C7 (Class ASB)
6,363 i CHL Mortgage Pass-Through Trust 3 .864 02/20/35 6,346
Series - 2004 HYB9 (Class 1A1)
250,000 g,i Citigroup Commercial Mortgage Trust 3 .635 05/10/35 227,555
Series - 2013 375P (Class B)
100,000 g,i Citigroup Commercial Mortgage Trust 4 .629 07/10/47 84,442
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 216,503
Series - 2019 GC41 (Class B)
24,723 COMM Mortgage Trust 2 .853 10/15/45 23,098
Series - 2012 CR4 (Class A3)
996,097 g,i COMM Mortgage Trust 3 .842 06/10/46 933,743
Series - 2013 CR8 (Class B)
500,000 COMM Mortgage Trust 4 .377 05/10/47 451,256
Series - 2014 CR17 (Class B)
500,000 g,i COMM Mortgage Trust 4 .767 06/10/47 341,978
Series - 2014 UBS3 (Class D)
650,000 COMM Mortgage Trust 4 .080 08/10/47 624,198
Series - 2014 CR19 (Class AM)
300,000 i COMM Mortgage Trust 3 .603 03/10/48 282,129
Series - 2015 CR22 (Class AM)
200,000 g,i COMM Mortgage Trust 4 .204 03/10/48 159,306
Series - 2015 CR22 (Class D)
550,000 i COMM Mortgage Trust 4 .183 05/10/48 510,507
Series - 2015 CR23 (Class B)
200,000 i COMM Mortgage Trust 4 .443 05/10/48 173,406
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 474,561
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 234,065
Series - 2015 CR27 (Class AM)
600,000 i COMM Mortgage Trust 4 .158 10/10/48 563,296
Series - 2015 LC23 (Class AM)
100,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .567 01/25/42 100,593
Series - 2022 R02 (Class 2B1)
310,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .167 03/25/42 313,418
Series - 2022 R04 (Class 1M2)
280,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .567 03/25/42 286,091
Series - 2022 R03 (Class 1M2)
105,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .067 04/25/42 104,716
Series - 2022 R05 (Class 2M2)
460,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 8 .917 05/25/42 474,359
Series - 2022 R06 (Class 1M2)
530,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .717 06/25/42 561,075
Series - 2022 R07 (Class 1M2)
183,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .667 07/25/42 187,124
Series - 2022 R08 (Class 1M2)
465,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 9 .817 09/25/42 490,533
Series - 2022 R09 (Class 2M2)
270,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 8 .817 12/25/42 277,129
Series - 2023 R01 (Class 1M2)

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 108,029 g,i Credit Suisse Mortgage Capital Certificates 2 .405% 10/25/66 $ 87,363
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 153,991
Series - 2020 C9 (Class AM)
86,653 g,i Flagstar Mortgage Trust 4 .013 10/25/47 76,241
Series - 2017 2 (Class B3)
2,958 g,i Flagstar Mortgage Trust 4 .000 09/25/48 2,733
Series - 2018 5 (Class A11)
173,726 g,i Flagstar Mortgage Trust 2 .500 06/01/51 134,663
Series - 2021 4 (Class A21)
57,803 Freddie Mac REMICS 3 .000 09/25/50 40,951
Series - 2021 5160 (Class ZG)
75,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.500% 7 .567 01/25/42 72,680
Series - 2022 DNA1 (Class M2)
365,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.900% 7 .967 04/25/42 364,854
Series - 2022 DNA3 (Class M1B)
95,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 5.650% 8 .647 04/25/42 97,640
Series - 2022 DNA3 (Class B1)
120,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9 .417 04/25/42 123,788
Series - 2022 DNA3 (Class M2)
435,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8 .417 05/25/42 440,411
Series - 2022 DNA4 (Class M1B)
50,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.550% 8 .617 08/25/42 50,758
Series - 2022 HQA3 (Class M1B)
290,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.700% 8 .767 09/25/42 299,390
Series - 2022 DNA6 (Class M1B)
25,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.750% 9 .817 02/25/42 24,943
Series - 2022 DNA2 (Class B1)
3,983 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 3,702
Series - 2019 PJ2 (Class A4)
31,782 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 26,717
Series - 2020 PJ4 (Class A4)
105,744 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 88,041
Series - 2020 PJ5 (Class A4)
64,849 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 50,267
Series - 2020 PJ6 (Class A4)
1,760,773 g,i GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 12,316
Series - 2021 PJ3 (Class AX1)
168,253 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 130,630
Series - 2021 PJ5 (Class A4)
180,144 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 145,371
Series - 2022 PJ2 (Class A36)
78,718 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 61,018
Series - 2021 PJ2 (Class A4)
242,392 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 189,398
Series - 2021 PJ6 (Class A4)
321,104 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 248,902
Series - 2021 PJ7 (Class A4)
156,063 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 120,971
Series - 2021 PJ8 (Class A4)
95,328 g,i GS Mortgage-Backed Securities Trust 2 .713 01/25/52 70,289
Series - 2021 PJ7 (Class B2)
176,683 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 136,955
Series - 2021 PJ10 (Class A4)
133,096 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 113,523
Series - 2022 PJ1 (Class A8)
95,913 g,i GS Mortgage-Backed Securities Trust 2 .823 05/28/52 73,255
Series - 2022 PJ1 (Class B2)
111,812 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 90,508
Series - 2022 INV1 (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 202,218 g,i GS Mortgage-Backed Securities Trust 3 .000% 08/26/52 $ 163,688
Series - 2022 GR2 (Class A4)
174,772 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 141,471
Series - 2022 HP1 (Class A4)
132,010 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 106,528
Series - 2022 PJ5 (Class A36)
115,507 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 93,499
Series - 2022 PJ6 (Class A24)
147,067 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 124,539
Series - 2023 PJ1 (Class A24)
26,461 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .777 08/19/45 24,284
Series - 2005 11 (Class 2A1A)
400,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 359,741
Series - 2016 10HY (Class A)
34,997 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 30,985
Series - 2020 NQM1 (Class A3)
45,905 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .191 12/25/44 43,613
Series - 2015 1 (Class B1)
8,257 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 7,307
Series - 2016 1 (Class A13)
21,134 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 18,655
Series - 2017 2 (Class A13)
22,203 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 19,218
Series - 2018 3 (Class A13)
58,332 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 50,156
Series - 2018 5 (Class A13)
44,855 g,i JP Morgan Mortgage Trust 3 .356 10/26/48 42,963
Series - 2017 5 (Class A2)
2,448 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 2,252
Series - 2018 8 (Class A13)
2,160 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 1,978
Series - 2018 9 (Class A13)
2,247 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 2,078
Series - 2019 1 (Class A3)
8,016 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 7,378
Series - 2019 1 (Class A15)
16,965 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 6 .088 10/25/49 16,405
Series - 2019 INV1 (Class A11)
97,420 g,i JP Morgan Mortgage Trust 3 .833 06/25/50 82,334
Series - 2020 1 (Class B2)
583,302 g,i JP Morgan Mortgage Trust 0 .143 07/25/51 3,962
Series - 2021 3 (Class AX1)
404,826 g,i JP Morgan Mortgage Trust 0 .132 08/25/51 2,551
Series - 2021 4 (Class AX1)
647,240 g,i JP Morgan Mortgage Trust 0 .137 10/25/51 4,198
Series - 2021 6 (Class AX1)
109,222 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 84,799
Series - 2021 6 (Class A15)
70,533 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 54,761
Series - 2021 7 (Class A15)
211,258 g,i JP Morgan Mortgage Trust 0 .400 12/25/51 4,586
Series - 2021 INV2 (Class AX4)
97,108 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 75,394
Series - 2021 8 (Class A15)
86,276 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 66,877
Series - 2021 10 (Class A15)
146,858 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 113,836
Series - 2021 11 (Class A15)
82,296 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 63,791
Series - 2021 12 (Class A15)

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 206,568 g,i JP Morgan Mortgage Trust 0 .500% 04/25/52 $ 5,541
Series - 2021 INV6 (Class A5X)
120,097 g,i JP Morgan Mortgage Trust 3 .347 04/25/52 96,165
Series - 2021 INV6 (Class B1)
72,058 g,i JP Morgan Mortgage Trust 3 .347 04/25/52 56,279
Series - 2021 INV6 (Class B2)
60,931 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 47,230
Series - 2021 14 (Class A15)
51,335 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 38,983
Series - 2021 LTV2 (Class A3)
218,833 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 169,627
Series - 2021 15 (Class A15)
227,604 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 176,426
Series - 2022 1 (Class A15)
324,350 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 271,580
Series - 2022 LTV1 (Class A1)
228,386 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 184,870
Series - 2022 2 (Class A25)
349,797 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 282,277
Series - 2022 3 (Class A25)
116,823 g,i JP Morgan Mortgage Trust 3 .000 09/25/52 94,944
Series - 2022 INV3 (Class A6)
356,985 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 300,911
Series - 2022 LTV2 (Class A6)
185,451 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 150,116
Series - 2022 4 (Class A17A)
116,009 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 93,905
Series - 2022 6 (Class A17A)
123,211 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 99,735
Series - 2022 7 (Class 1A17)
95,247 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 88,873
Series - 2023 1 (Class A15A)
95,247 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 90,827
Series - 2023 1 (Class A15B)
500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 469,838
Series - 2015 C29 (Class AS)
400,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 365,104
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 465,934
Series - 2015 C31 (Class AS)
450,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 370,661
Series - 2015 C31 (Class B)
500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .359 03/17/49 405,244
Series - 2016 C1 (Class D1)
115,000 i JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 94,395
Series - 2017 C5 (Class AS)
500,000 g,i Manhattan West 2 .413 09/10/39 422,908
Series - 2020 1MW (Class B)
47,082 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 43,788
Series - 2006 WMC1 (Class A1B)
328,128 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 02/15/47 322,712
Series - 2014 C14 (Class AS)
125,151 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 97,010
Series - 2021 5 (Class A9)
106,156 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 82,286
Series - 2021 6 (Class A9)
131,835 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 113,141
Series - 2021 6 (Class A4)
500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 470,924
Series - 2019 MILE (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 100,000 g,i New Residential Mortgage Loan Trust 2 .986% 09/25/59 $ 79,298
Series - 2019 NQM4 (Class M1)
100,000 g,i NLT Trust 2 .569 08/25/56 65,130
Series - 2021 INV2 (Class M1)
214,054 g,i OBX Trust 2 .500 07/25/51 165,923
Series - 2021 J2 (Class A19)
184,940 g,i OBX Trust 4 .000 10/25/52 160,467
Series - 2022 INV5 (Class A13)
14,133 g,i OBX Trust LIBOR 1 M + 0.650% 5 .800 06/25/57 13,406
Series - 2018 1 (Class A2)
86,434 g,i Oceanview Mortgage Trust 2 .500 05/25/51 67,106
Series - 2021 1 (Class A19)
227,217 g,i RCKT Mortgage Trust 2 .500 02/25/52 176,913
Series - 2022 2 (Class A22)
93,432 g,i RCKT Mortgage Trust 3 .500 06/25/52 78,538
Series - 2022 4 (Class A22)
9,670 g,i Sequoia Mortgage Trust 3 .500 05/25/45 8,670
Series - 2015 2 (Class A1)
15,764 g,i Sequoia Mortgage Trust 3 .500 02/25/47 13,954
Series - 2017 2 (Class A19)
28,938 g,i Sequoia Mortgage Trust 3 .500 03/25/48 25,641
Series - 2018 3 (Class A1)
7,323 g,i Sequoia Mortgage Trust 4 .000 06/25/49 6,708
Series - 2019 2 (Class A19)
34,566 g,i Sequoia Mortgage Trust 3 .500 12/25/49 30,616
Series - 2019 5 (Class A19)
45,875 g,i Sequoia Mortgage Trust 3 .000 04/25/50 38,119
Series - 2020 3 (Class A19)
87,150 g,i Sequoia Mortgage Trust 2 .500 06/25/51 67,662
Series - 2021 4 (Class A19)
13,342 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 11,781
Series - 2017 1 (Class A19)
1,573 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .783 02/25/48 1,457
Series - 2018 SPI1 (Class M2)
2,721 g,i STACR 3 .833 05/25/48 2,586
Series - 2018 SPI2 (Class M2)
100,000 g,i Verus Securitization Trust 3 .207 11/25/59 87,285
Series - 2019 4 (Class M1)
29,173 g Verus Securitization Trust 1 .733 05/25/65 26,399
Series - 2020 5 (Class A3)
116,316 g,i Verus Securitization Trust 2 .240 10/25/66 94,947
Series - 2021 7 (Class A3)
295,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 243,679
Series - 2015 NXS3 (Class D)
2,128 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 1,992
Series - 2019 2 (Class A17)
13,546 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 11,882
Series - 2019 4 (Class A1)
86,784 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 72,476
Series - 2020 4 (Class A17)
198,260 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 153,680
Series - 2021 2 (Class A17)
84,883 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 68,710
Series - 2021 INV1 (Class A17)
96,674 g,i Wells Fargo Mortgage Backed Securities Trust 3 .316 08/25/51 79,125
Series - 2021 INV1 (Class B1)
92,388 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 74,785
Series - 2022 INV1 (Class A18)
115,485 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 97,076
Series - 2022 INV1 (Class A17)

Core Bond Fund June 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 208,458 g,i Woodward Capital Management 3 .000% 05/25/52 $ 168,739
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 24,590,848
TOTAL STRUCTURED ASSETS 37,026,328
(Cost $41,300,700)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0 .0%
2,600 e Morgan Stanley 67,496
TOTAL FINANCIAL SERVICES 67,496
TOTAL PREFERRED STOCKS 67,496
(Cost $65,000)
TOTAL LONG-TERM INVESTMENTS 189,426,483
(Cost $207,281,759)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.0%
REPURCHASE AGREEMENT - 2 .0%
$ 3,775,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 3,775,000
TOTAL REPURCHASE AGREEMENT 3,775,000
TOTAL SHORT-TERM INVESTMENTS 3,775,000
(Cost $3,775,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
3,347,174 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 3,347,174
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,347,174
(Cost $3,347,174)
TOTAL INVESTMENTS - 101.5% 196,548,657
(Cost $214,403,933)
OTHER ASSETS & LIABILITIES, NET - (1.5)% (2,848,694)
NET ASSETS - 100.0% $ 193,699,963
AVG Average
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,268,453.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $3,775,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 9/30/28, valued at $3,850,579.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 81,763 EUR 74,216 Citibank N.A. 07/14/23   $ 696
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS40V1-5
Year Index 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 1,000,000 $ 29,458 $ 21,675 $ 7,783
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS40V1-5
Year Index
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 2,000,000 $ (58,917) $ (28,175) $ (30,742)
CDX-NAHYS40V1-5
Year Index
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 1,000,000 (29,458) (8,877) (20,581)
CDX-NAHYS40V1-5
Year Index
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 3,000,000 (88,374) (21,252) (67,122)
CDX-NAHYS40V1-5
Year Index
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 3,000,000 (88,374) (49,265) (39,109)
CDX-NAHYS40V1-5
Year Index
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 1,000,000 (29,458) (10,771) (18,687)
CDX-NAHYS40V1-5
Year Index
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 1,000,000 (29,458) (14,088) (15,370)
Total $ (324,039) $ (132,428) $ (191,611)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Money Market Fund June 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 105.5%
GOVERNMENT AGENCY DEBT - 37 .0%
$ 125,000 Federal Agricultural Mortgage Corp (FAMC) 2 .060% 07/12/23 $ 124,892
750,000 Federal Farm Credit Discount Note 0 .000 10/16/23 739,077
2,500,000 Federal Home Loan Bank (FHLB) 0 .000 07/07/23 2,498,001
105,000 FHLB 0 .000 07/14/23 104,808
615,000 FHLB 0 .000 07/21/23 613,264
100,000 FHLB 0 .000 07/26/23 99,649
100,000 FHLB 0 .000 08/15/23 99,356
1,000,000 FHLB 0 .000 08/16/23 993,892
1,250,000 FHLB 0 .000 08/18/23 1,241,667
375,000 FHLB 0 .000 08/30/23 371,884
4,250,000 FHLB 0 .000 09/01/23 4,213,504
3,050,000 FHLB 0 .000 09/08/23 3,020,771
5,250,000 FHLB 0 .000 09/13/23 5,195,211
770,000 FHLB 0 .000 09/15/23 761,572
750,000 FHLB 0 .000 09/20/23 741,233
100,000 FHLB 0 .000 09/21/23 98,816
4,000,000 FHLB 0 .000 09/28/23 3,950,358
2,750,000 FHLB 0 .000 10/11/23 2,711,387
3,300,000 FHLB 0 .000 10/13/23 3,253,824
3,750,000 FHLB 0 .000 10/18/23 3,694,304
6,850,000 FHLB 0 .000 10/20/23 6,746,460
2,125,000 FHLB 0 .000 10/25/23 2,091,277
2,625,000 FHLB 0 .000 10/27/23 2,582,495
125,000 FHLB 0 .530 11/24/23 122,789
525,000 FHLB 0 .000 02/08/24 509,525
625,000 FHLB 0 .000 02/09/24 606,494
600,000 FHLB 0 .000 02/15/24 580,783
500,000 FHLB 0 .000 03/06/24 482,466
25,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 24,972
1,655,000 Tennessee Valley Authority (TVA) 0 .000 07/12/23 1,652,442
TOTAL GOVERNMENT AGENCY DEBT 49,927,173
REPURCHASE AGREEMENT - 35 .1%
47,463,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 47,463,000
TOTAL REPURCHASE AGREEMENT 47,463,000
TREASURY DEBT - 9 .8%
2,425,000 United States Treasury Bill 0 .000 07/06/23 2,423,296
1,250,000 United States Treasury Bill 0 .000 07/20/23 1,246,603
2,500,000 United States Treasury Bill 0 .000 08/03/23 2,488,393
2,375,000 United States Treasury Bill 0 .000 08/08/23 2,362,158
1,050,000 United States Treasury Bill 0 .000 08/22/23 1,042,219
2,500,000 United States Treasury Bill 0 .000 08/29/23 2,480,182
1,150,000 United States Treasury Bill 0 .000 09/28/23 1,135,255
TOTAL TREASURY DEBT 13,178,106
VARIABLE RATE SECURITIES - 23 .6%
290,000 i Federal Agricultural Mortgage Corp (FAMC) SOFR + 0.060% 5 .120 09/15/23 290,000
225,000 i FAMC SOFR + 0.100% 5 .160 02/12/24 225,028
250,000 i Federal Farm Credit Bank (FFCB) SOFR + 0.035% 5 .095 07/12/23 250,000
1,825,000 i FFCB SOFR + 0.018% 5 .078 07/13/23 1,824,993
650,000 i FFCB SOFR + 0.040% 5 .100 08/17/23 650,000
450,000 i FFCB SOFR + 0.030% 5 .090 08/28/23 450,000
325,000 i FFCB SOFR + 0.050% 5 .110 09/15/23 325,000
100,000 i FFCB SOFR + 0.040% 5 .100 09/20/23 100,000
150,000 i FFCB SOFR + 0.025% 5 .085 09/27/23 150,000
200,000 i FFCB SOFR + 0.045% 5 .105 10/16/23 200,000
150,000 i FFCB SOFR + 0.025% 5 .085 10/27/23 150,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VARIABLE RATE SECURITIES—continued
$ 50,000 i FFCB SOFR + 0.025% 5 .085% 11/30/23 $ 49,994
146,000 i FFCB SOFR + 0.120% 5 .180 01/22/24 146,052
550,000 i FFCB SOFR + 0.040% 5 .100 02/09/24 549,984
125,000 i FFCB SOFR + 0.045% 5 .105 02/20/24 125,000
100,000 i FFCB SOFR + 0.040% 5 .100 03/04/24 100,000
225,000 i FFCB SOFR + 0.050% 5 .110 04/12/24 225,000
650,000 i Federal Home Loan Bank (FHLB) SOFR + 0.060% 5 .120 07/03/23 650,000
1,170,000 i FHLB SOFR + 0.085% 5 .145 07/03/23 1,170,000
2,000,000 i FHLB SOFR + 0.050% 5 .110 08/01/23 2,000,000
1,250,000 i FHLB SOFR + 0.060% 5 .120 08/01/23 1,250,000
500,000 i FHLB SOFR + 0.030% 5 .090 08/11/23 500,000
500,000 i FHLB SOFR + 0.090% 5 .150 08/15/23 500,000
1,400,000 i FHLB SOFR + 0.050% 5 .110 08/29/23 1,400,000
1,400,000 i FHLB SOFR + 0.060% 5 .120 09/05/23 1,400,000
1,500,000 i FHLB SOFR + 0.025% 5 .085 09/11/23 1,500,000
1,500,000 i FHLB SOFR + 0.030% 5 .090 09/20/23 1,500,000
2,000,000 i FHLB SOFR + 0.030% 5 .090 09/25/23 2,000,000
1,000,000 i FHLB SOFR + 0.030% 5 .090 09/25/23 1,000,000
750,000 i FHLB SOFR + 0.040% 5 .100 09/26/23 750,000
2,750,000 i FHLB SOFR + 0.020% 5 .080 10/03/23 2,750,000
1,250,000 i FHLB SOFR + 0.025% 5 .085 10/03/23 1,250,000
1,250,000 i FHLB SOFR + 0.025% 5 .085 10/27/23 1,250,000
500,000 i FHLB SOFR + 0.025% 5 .085 11/01/23 500,000
2,000,000 i FHLB SOFR + 0.040% 5 .100 11/17/23 2,000,000
535,000 i FHLB SOFR + 0.080% 5 .140 11/29/23 535,000
800,000 i FHLB SOFR + 0.090% 5 .150 12/05/23 800,000
375,000 i FHLB SOFR + 0.070% 5 .130 12/14/23 374,944
1,050,000 i United States Treasury Floating Rate Note US Treasury Bill 3 M + 0.035% 5 .284 10/31/23 1,049,894
TOTAL VARIABLE RATE SECURITIES 31,940,889
TOTAL SHORT-TERM INVESTMENTS
(Cost $142,509,168) 142,509,168
TOTAL INVESTMENTS - 105.5% 142,509,168
(Cost $142,509,168)
OTHER ASSETS & LIABILITIES, NET - (5.5)% (7,466,423)
NET ASSETS - 100.0% $ 135,042,745
M Month
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $47,463,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 7/31/27, valued at $48,412,281.

Balanced Fund June 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
TIAA-CREF LIFE FUNDS—99.9%a
FIXED INCOME—49.3%
3,488,715
TIAA-CREF Life Core Bond Fund $ 31,851,965
TOTAL FIXED INCOME 31,851,965
INTERNATIONAL EQUITY—10.1%
714,504
TIAA-CREF Life International Equity Fund 6,487,699
TOTAL INTERNATIONAL EQUITY 6,487,699
U.S. EQUITY—40.5%
385,416
TIAA-CREF Life Growth Equity Fund 6,216,758
304,197
TIAA-CREF Life Growth & Income Fund 6,561,535
313,748
TIAA-CREF Life Large-Cap Value Fund 5,540,796
100,221
TIAA-CREF Life Real Estate Securities Fund 1,300,870
100,097
TIAA-CREF Life Small-Cap Equity Fund 1,300,264
141,407
TIAA-CREF Life Stock Index Fund 5,234,904
TOTAL U.S. EQUITY 26,155,127
TOTAL TIAA-CREF LIFE FUNDS 64,494,791
(Cost $56,836,450)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$60,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 60,000
TOTAL REPURCHASE AGREEMENT 60,000
TOTAL SHORT-TERM INVESTMENTS 60,000
(Cost $60,000)
TOTAL INVESTMENTS—100.0% 64,554,791
(Cost $56,896,450)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,454
NET ASSETS—100.0% $ 64,557,245
a
The Fund invests its assets in the affiliated TIAA-CREF Life Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $60,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 5/31/27, valued at $61,207.

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2023 (Unaudited)
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value Fund
22.4
Real Estate Securities
Fund
ASSETS
Long-term investments, at value
*†
$ 143,616,317 $ 176,993,982 $ 76,196,987 $ 67,711,108
Affiliated investments, at value
‡
– – – –
Investments purchased with collateral from securities lending, at value (cost approximates value) – – – –
Short-term investments, at value
#
5,300,000 – 1,935,000 415,000
Cash 4,200 – 3,591 27
Cash - foreign
^
– – – –
Cash collateral at brokers for investments in futures contracts – – – –
Cash collateral at brokers for investments in mortgage dollar rolls – – – –
Cash collateral at brokers for investments in swaps contracts – – – –
Due from affiliates 163 2,693 4,929 4,329
Receivables:
Dividends and interest 19,685 66,567 51,181 252,214
Fund shares sold 504 240 35 146,086
Investments sold 92,067 2,253,469 – –
Variation margin on open centrally cleared swap contracts – – – –
Variation margin on open futures contracts – – – –
Unrealized appreciation on forward foreign currency contracts – – – –
Other 10,636 15,621 9,353 9,894
Total assets 149,043,572 179,332,572 78,201,076 68,538,658
LIABILITIES
Management fees payable 53,278 64,117 28,253 27,659
Due to affiliates 980 1,010 986 991
Swap premiums received – – – –
Overdraft payable – 1,523,464 – –
Payables:
Collateral for securities loaned – – – –
Fund shares redeemed 380,044 631,243 582,497 622,019
Investments purchased - regular settlement 1,818,503 34 – –
Investments purchased - delayed delivery – – – –
Trustee compensation 5,188 8,422 5,655 6,655
Variation margin on open centrally cleared swap contracts – – – –
Accrued expenses and other payables 18,697 23,158 17,008 15,709
Total liabilities 2,276,690 2,251,448 634,399 673,033
Net assets $ 146,766,882 $ 177,081,124 $ 77,566,677 $ 67,865,625
NET ASSETS CONSIST OF:
Paid-in-capital $ 94,204,652 $ 83,236,554 $ 47,073,310 $ 45,965,389
Total distributable earnings (loss) 52,562,230 93,844,570 30,493,367 21,900,236
Net assets $ 146,766,882 $ 177,081,124 $ 77,566,677 $ 67,865,625
Shares outstanding 9,096,364 8,210,559 4,392,755 5,227,745
Net asset value per share $16.13 $21.57 $17.66 $12.98
*
Includes securities loaned of $ – $ – $ – $ –
†
Long-term investments, cost $ 84,619,060 $ 125,615,603 $ 51,913,351 $ 46,837,974
‡
Affiliated investments, cost $ – $ – $ – $ –
#
Short-term investments, cost $ 5,300,000 $ – $ 1,935,000 $ 415,000
^
Foreign cash, cost $ – $ – $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

See Notes to Financial Statements

22.5
Small-Cap Equity
Fund
22.6
Social Choice Equity
Fund
22.7
Stock Index Fund
22.8
International Equity
Fund
22.9
Core Bond Fund
23.01
Money Market Fund
23.1
Balanced Fund
$ 60,614,111 $ 84,342,888 $ 727,189,252 $ 132,886,757 $ 189,426,483 $ – $ –
– – – – – – 64,494,791
239,326 169,697 1,679,637 – 3,347,174 – –
2,035,000 580,000 5,510,000 1,780,000 3,775,000 142,509,168 60,000
229 3,593 5,681 1,958 – 457 3,896
– – – 71,801 – – –
294 – 9,257 – – – –
– – – – 1,960,000 – –
– – – – 14,576 – –
5,769 4,779 – 840 10,419 5,255 5,928
56,836 58,205 502,882 461,052 1,480,760 200,706 9
148,224 – 107,573 178,716 610,274 – 4,477
507,730 35,515 5,350 – 660,531 – 610,661
– – – – 1,677 – –
5,320 5,250 60,375 – – – –
– – – – 696 – –
4,173 3,834 23,216 13,310 12,198 – 1,797
63,617,012 85,203,761 735,093,223 135,394,434 201,299,788 142,715,586 65,181,559
22,725 10,226 35,323 55,133 47,760 11,183 5,265
978 979 1,298 997 1,043 995 968
– – – – 110,753 – –
– – – – 18,429 – –
239,326 169,697 1,679,637 – 3,347,174 – –
116,790 168,314 689,557 97,809 101,123 5,155,906 1,063
581,288 – – – 131,604 2,480,182 609,576
– – – – 3,759,067 – –
4,248 3,941 24,067 7,940 12,436 129 1,860
– – – – 18,682 – –
15,668 25,359 41,319 22,705 51,754 24,446 5,582
981,023 378,516 2,471,201 184,584 7,599,825 7,672,841 624,314
$ 62,635,989 $ 84,825,245 $ 732,622,022 $ 135,209,850 $ 193,699,963 $ 135,042,745 $ 64,557,245
$ 52,051,631 $ 47,318,155 $ 229,709,928 $ 119,068,759 $ 214,935,616 $ 135,040,313 $ 56,090,129
10,584,358 37,507,090 502,912,094 16,141,091 (21,235,653) 2,432 8,467,116
$ 62,635,989 $ 84,825,245 $ 732,622,022 $ 135,209,850 $ 193,699,963 $ 135,042,745 $ 64,557,245
4,821,664 4,718,269 19,791,298 14,898,812 21,226,229 135,024,257 5,352,274
$12.99 $17.98 $37.02 $9.08 $9.13 $1.00 $12.06
$ 230,242 $ 171,981 $ 2,292,563 $ – $ 3,268,453 $ – $ –
$ 51,271,508 $ 52,170,608 $ 244,672,586 $ 111,668,557 $ 207,281,759 $ – $ –
$ – $ – $ – $ – $ – $ – $ 56,836,450
$ 2,035,000 $ 580,000 $ 5,510,000 $ 1,780,000 $ 3,775,000 $ 142,509,168 $ 60,000
$ – $ – $ – $ 71,534 $ – $ – $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2023 (Unaudited)
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value
Fund
22.4
Real Estate
Securities Fund
22.5
Small-Cap Equity
Fund
INVESTMENT INCOME
Dividends from unaffiliated investments $ 535,822 $ 1,171,940 $ 806,844 $ 1,289,608 $ 406,191
Dividends from affiliated investments – – – – –
Interest 59,330 18,505 15,358 14,393 25,529
Securities lending income, net – 24 – – 899
Other income 11,458 15,070 7,341 6,430 –
Tax withheld (10,670) – (1,085) – (817)
Total investment income 595,940 1,205,539 828,458 1,310,431 431,802
EXPENSES
Management fees 291,244 358,359 171,328 174,611 134,697
Shareholder servicing agent fees 1,061 1,267 928 906 775
Administrative service fees 4,660 4,734 4,591 4,546 4,550
Trustees fees 1,210 1,495 734 662 573
Custodian fees 14,206 5,880 15,381 7,486 13,454
Overdraft expense 170 430 365 277 370
Professional fees 15,259 15,713 15,126 15,677 13,704
Shareholder reporting expenses 551 25,757 5,156 5,141 4,742
Other 8,550 8,827 6,176 10,806 8,650
Total expenses 336,911 422,462 219,785 220,112 181,515
Expenses reimbursed by the investment adviser (163) (12,104) (21,410) (20,749) (25,924)
Net expenses 336,748 410,358 198,375 199,363 155,591
Net investment income (loss) 259,192 795,181 630,083 1,111,068 276,211
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments (351,145) 4,856,841 4,172,916 (1,415,291) (810,867)
Affiliated investments – – – – –
Futures contracts – – – – 90,145
Forward foreign currency contracts – – – – –
Swap contracts – – – – –
Foreign currency transactions 1,555 – (25) – –
Net realized gain (loss) (349,590) 4,856,841 4,172,891 (1,415,291) (720,722)
Change in unrealized appreciation (depreciation) on:
Portfolio investments 35,967,619 28,059,890 (43,062) 2,718,738 5,605,266
Affiliated investments – – – – –
Futures contracts – – – – 57,842
Forward foreign currency contracts – – – – –
Swap contracts – – – – –
Translation of assets (other than portfolio
investments) and liabilities denominated in
foreign currencies 34 199 38 – –
Net change in unrealized appreciation (depreciation) 35,967,653 28,060,089 (43,024) 2,718,738 5,663,108
Net realized and unrealized gain (loss) 35,618,063 32,916,930 4,129,867 1,303,447 4,942,386
Net increase (decrease) in net assets from operations $ 35,877,255 $ 33,712,111 $ 4,759,950 $ 2,414,515 $ 5,218,597

See Notes to Financial Statements

22.6
Social Choice
Equity Fund
22.7
Stock Index Fund
22.8
International
Equity Fund
22.9
Core Bond Fund
23.01
Money Market
Fund
23.1
Balanced Fund
$ 706,278 $ 5,747,983 $ 2,814,972 $ 2,112 $ – $ –
– – – – – 908
18,113 106,017 59,463 4,085,672 3,090,744 –
12,370 71,883 14,325 10,566 – –
– – 13,972 – – –
– (707) (318,973) – – –
736,761 5,925,176 2,583,759 4,098,350 3,090,744 908
60,053 205,025 323,959 289,859 64,349 31,608
1,030 2,862 1,086 1,204 899 878
4,588 5,972 4,743 4,845 4,719 5,099
716 6,525 1,243 1,897 1,209 573
11,191 13,424 22,409 51,757 26,997 3,715
– – – 606 – 1,454
11,782 25,454 18,855 26,175 12,046 7,653
5,000 11,747 6,134 7,322 6,969 5,952
18,026 12,964 11,244 11,106 5,905 7,450
112,386 283,973 389,673 394,771 123,093 64,382
(24,280) – (892) (55,427) (26,323) (31,291)
88,106 283,973 388,781 339,344 96,770 33,091
648,655 5,641,203 2,194,978 3,759,006 2,993,974 (32,183)
1,772,754 6,203,757 (3,023,084) (2,309,847) 1,788 –
– – – – – (15,141)
8,348 365,871 – (1,107) – –
– – – (7) – –
– – – (93,415) – –
– – (11,960) (89) – –
1,781,102 6,569,628 (3,035,044) (2,404,465) 1,788 (15,141)
7,047,172 90,917,965 15,287,776 3,826,668 – –
– – – – – 5,827,262
44,351 298,404 – – – –
– – – 696 – –
– – – (183,828) – –
– – 6,441 (45) – –
7,091,523 91,216,369 15,294,217 3,643,491 – 5,827,262
8,872,625 97,785,997 12,259,173 1,239,026 1,788 5,812,121
$ 9,521,280 $ 103,427,200 $ 14,454,151 $ 4,998,032 $ 2,995,762 $ 5,779,938

Statement of Changes in Net Assets
See Notes to Financial Statements

22.1
Growth Equity Fund
22.2
Growth & Income Fund
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 259,192 $ 368,762 $ 795,181 $ 1,821,882
Net realized gain (loss) (349,590) (5,610,376) 4,856,841 36,337,909
Net change in unrealized appreciation (depreciation) 35,967,653 (52,508,367) 28,060,089 (83,736,637)
Net increase (decrease) in net assets from operations 35,877,255 (57,749,981) 33,712,111 (45,576,846)
Distributions to shareholders – (14,545,536) – (20,074,112)
Total distributions – (14,545,536) – (20,074,112)
SHAREHOLDER TRANSACTIONS
Subscriptions 8,026,931 13,497,330 6,290,938 8,801,985
Reinvestments of distributions – 14,545,536 – 20,072,458
Redemptions (11,506,330) (18,444,433) (10,802,626) (25,992,130)
Net increase (decrease) from shareholder transactions (3,479,399) 9,598,433 (4,511,688) 2,882,313
Net increase (decrease) in net assets 32,397,856 (62,697,084) 29,200,423 (62,768,645)
NET ASSETS
Beginning of period 114,369,026 177,066,110 147,880,701 210,649,346
End of period $ 146,766,882 $ 114,369,026 $ 177,081,124 $ 147,880,701

See Notes to Financial Statements

22.3
Large-Cap Value Fund
22.4
Real Estate Securities Fund
22.5
Small-Cap Equity Fund
22.6
Social Choice Equity Fund
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
$ 630,083 $ 1,268,619 $ 1,111,068 $ 1,782,031 $ 276,211 $ 482,076 $ 648,655 $ 1,148,422
4,172,891 1,354,181 (1,415,291) 127,005 (720,722) 1,367,274 1,781,102 1,876,807
(43,024) (9,308,478) 2,718,738 (32,413,933) 5,663,108 (13,169,501) 7,091,523 (20,876,963)
4,759,950 (6,685,678) 2,414,515 (30,504,897) 5,218,597 (11,320,151) 9,521,280 (17,851,734)
– (4,324,001) – (8,606,411) – (10,453,350) – (10,671,504)
– (4,324,001) – (8,606,411) – (10,453,350) – (10,671,504)
4,895,799 13,504,373 3,204,355 11,971,425 5,067,237 4,497,527 2,564,170 4,840,920
– 4,323,403 – 8,605,728 – 10,453,350 – 10,669,929
(9,604,766) (21,091,640) (8,876,159) (18,511,394) (5,316,590) (10,474,872) (4,297,784) (12,080,172)
(4,708,967) (3,263,864) (5,671,804) 2,065,759 (249,353) 4,476,005 (1,733,614) 3,430,677
50,983 (14,273,543) (3,257,289) (37,045,549) 4,969,244 (17,297,496) 7,787,666 (25,092,561)
77,515,694 91,789,237 71,122,914 108,168,463 57,666,745 74,964,241 77,037,579 102,130,140
$ 77,566,677 $ 77,515,694 $ 67,865,625 $ 71,122,914 $ 62,635,989 $ 57,666,745 $ 84,825,245 $ 77,037,579

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
22.7
Stock Index Fund
22.8
International Equity Fund
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 5,641,203 $ 10,453,671 $ 2,194,978 $ 3,045,092
Net realized gain (loss) 6,569,628 7,097,834 (3,035,044) (895,148)
Net change in unrealized appreciation (depreciation) 91,216,369 (175,936,951) 15,294,217 (26,121,984)
Net increase (decrease) in net assets from operations 103,427,200 (158,385,446) 14,454,151 (23,972,040)
Distributions to shareholders – (24,312,393) – (3,886,951)
Total distributions – (24,312,393) – (3,886,951)
SHAREHOLDER TRANSACTIONS
Subscriptions 13,158,236 40,540,458 7,985,328 14,531,024
Reinvestments of distributions – 24,312,393 – 3,886,951
Redemptions (37,182,949) (62,363,160) (8,769,345) (12,509,383)
Net increase (decrease) from shareholder transactions (24,024,713) 2,489,691 (784,017) 5,908,592
Net increase (decrease) in net assets 79,402,487 (180,208,148) 13,670,134 (21,950,399)
NET ASSETS
Beginning of period 653,219,535 833,427,683 121,539,716 143,490,115
End of period $ 732,622,022 $ 653,219,535 $ 135,209,850 $ 121,539,716

See Notes to Financial Statements

22.9
Core Bond Fund
23.01
Money Market Fund
23.1
Balanced Fund
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
$ 3,759,006 $ 5,940,912 $ 2,993,974 $ 1,861,705 $ (32,183) $ 1,114,797
(2,404,465) (10,385,059) 1,788 229 (15,141) 1,087,805
3,643,491 (25,629,060) – – 5,827,262 (15,407,493)
4,998,032 (30,073,207) 2,995,762 1,861,934 5,779,938 (13,204,891)
– (5,792,529) (2,994,191) (1,861,487) – (4,713,148)
– (5,792,529) (2,994,191) (1,861,487) – (4,713,148)
6,512,378 16,049,062 42,240,697 112,643,972 707,712 1,776,403
– 5,792,357 2,994,191 1,861,487 – 4,712,273
(9,065,004) (24,734,667) (44,119,687) (77,509,585) (3,943,882) (7,632,364)
(2,552,626) (2,893,248) 1,115,201 36,995,874 (3,236,170) (1,143,688)
2,445,406 (38,758,984) 1,116,772 36,996,321 2,543,768 (19,061,727)
191,254,557 230,013,541 133,925,973 96,929,652 62,013,477 81,075,204
$ 193,699,963 $ 191,254,557 $ 135,042,745 $ 133,925,973 $ 64,557,245 $ 62,013,477

Financial Highlights
See Notes to Financial Statements

The following data is for a shareoutstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.1
GROWTH EQUITY FUND
6/30/23
#
$ 12 .25 $ 0 .03 $ 3 .85 $ 3 .88 $ — $ — $ — $ 16 .13
12/31/22 20 .88 0 .04 ( 6 .92 ) ( 6 .88 ) — ( 1 .75 ) ( 1 .75 ) 12 .25
12/31/21 21 .88 ( 0 .02 ) 3 .55 3 .53 ( 0 .06 ) ( 4 .47 ) ( 4 .53 ) 20 .88
12/31/20 16 .38 0 .04 6 .92 6 .96 ( 0 .06 ) ( 1 .40 ) ( 1 .46 ) 21 .88
12/31/19 13 .73 0 .06 4 .05 4 .11 ( 0 .07 ) ( 1 .39 ) ( 1 .46 ) 16 .38
12/31/18 14 .65 0 .07 0 .07 0 .14 ( 0 .06 ) ( 1 .00 ) ( 1 .06 ) 13 .73
22.2
GROWTH & INCOME FUND
6/30/23
#
17 .53 0 .10 3 .94 4 .04 — — — 21 .57
12/31/22 26 .06 0 .23 ( 6 .11 ) ( 5 .88 ) ( 0 .17 ) ( 2 .48 ) ( 2 .65 ) 17 .53
12/31/21 21 .40 0 .15 5 .19 5 .34 ( 0 .19 ) ( 0 .49 ) ( 0 .68 ) 26 .06
12/31/20 18 .82 0 .18 3 .49 3 .67 ( 0 .25 ) ( 0 .84 ) ( 1 .09 ) 21 .40
12/31/19 15 .54 0 .24 4 .35 4 .59 ( 0 .19 ) ( 1 .12 ) ( 1 .31 ) 18 .82
12/31/18 17 .96 0 .19 ( 1 .26 ) ( 1 .07 ) ( 0 .17 ) ( 1 .18 ) ( 1 .35 ) 15 .54
22.3
LARGE-CAP VALUE FUND
6/30/23
#
16 .60 0 .14 0 .92 1 .06 — — — 17 .66
12/31/22 19 .02 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 16 .60
12/31/21 15 .20 0 .21 3 .85 4 .06 ( 0 .24 ) — ( 0 .24 ) 19 .02
12/31/20 14 .92 0 .25 0 .30 0 .55 ( 0 .27 ) — ( 0 .27 ) 15 .20
12/31/19 12 .40 0 .26 3 .21 3 .47 ( 0 .26 ) ( 0 .69 ) ( 0 .95 ) 14 .92
12/31/18 15 .75 0 .25 ( 2 .23 ) ( 1 .98 ) ( 0 .22 ) ( 1 .15 ) ( 1 .37 ) 12 .40
22.4
REAL ESTATE SECURITIES FUND
6/30/23
#
12 .54 0 .22 0 .22 0 .44 — — — 12 .98
12/31/22 19 .94 0 .33 ( 6 .04 ) ( 5 .71 ) ( 0 .25 ) ( 1 .44 ) ( 1 .69 ) 12 .54
12/31/21 14 .53 0 .23 5 .48 5 .71 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 19 .94
12/31/20 15 .60 0 .27 ( 0 .17 ) 0 .10 ( 0 .34 ) ( 0 .83 ) ( 1 .17 ) 14 .53
12/31/19 12 .31 0 .27 3 .58 3 .85 ( 0 .29 ) ( 0 .27 ) ( 0 .56 ) 15 .60
12/31/18 13 .58 0 .30 ( 0 .82 ) ( 0 .52 ) ( 0 .27 ) ( 0 .48 ) ( 0 .75 ) 12 .31
#
Unaudited
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
31 .67% $ 146,767 0 .52%
c
0 .52%
c
0 .40%
c
27%
( 32 .92 ) 114,369 0 .56 0 .52 0 .27 52
16 .16 177,066 0 .52 0 .52 ( 0 .09 ) 56
43 .97 166,435 0 .54 0 .52 0 .22 120
30 .73 117,939 0 .57 0 .52 0 .39 108
( 0 .21 ) 98,216 0 .56 0 .52 0 .43 90
23 .05 177,081 0 .53
c
0 .52
c
1 .00
c
36
( 22 .24 ) 147,881 0 .54 0 .52 1 .07 123
25 .17 210,649 0 .52 0 .52 0 .63 63
20 .44 177,154 0 .54 0 .52 0 .95 64
30 .10 160,225 0 .55 0 .52 1 .35 63
( 7 .25 ) 129,668 0 .56 0 .52 1 .03 61
6 .39 77,567 0 .58
c
0 .52
c
1 .65
c
15
( 7 .10 ) 77,516 0 .60 0 .52 1 .55 23
26 .85 91,789 0 .58 0 .52 1 .19 27
4 .01 73,829 0 .61 0 .52 1 .85 30
28 .66 75,101 0 .62 0 .52 1 .87 19
( 14 .13 ) 62,956 0 .63 0 .52 1 .67 107
3 .51 67,866 0 .63
c
0 .57
c
3 .48
c
7
( 28 .62 ) 71,123 0 .63 0 .57 2 .09 33
39 .53 108,168 0 .61 0 .57 1 .37 38
1 .27 80,816 0 .62 0 .57 1 .86 44
31 .33 84,977 0 .63 0 .57 1 .83 35
( 4 .23 ) 67,142 0 .65 0 .57 2 .29 34

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.5
SMALL-CAP EQUITY FUND
6/30/23
#
$ 11 .89 $ 0 .06 $ 1 .04 $ 1 .10 $ — $ — $ — $ 12 .99
12/31/22 17 .52 0 .11 ( 3 .05 ) ( 2 .94 ) ( 0 .08 ) ( 2 .61 ) ( 2 .69 ) 11 .89
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
12/31/20 13 .13 0 .06 1 .46 1 .52 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 14 .11
12/31/19 12 .41 0 .12 2 .71 2 .83 ( 0 .08 ) ( 2 .03 ) ( 2 .11 ) 13 .13
12/31/18 15 .81 0 .08 ( 1 .61 ) ( 1 .53 ) ( 0 .10 ) ( 1 .77 ) ( 1 .87 ) 12 .41
22.6
SOCIAL CHOICE EQUITY FUND
6/30/23
#
15 .98 0 .14 1 .86 2 .00 — — — 17 .98
12/31/22 22 .74 0 .26 ( 4 .50 ) ( 4 .24 ) ( 0 .24 ) ( 2 .28 ) ( 2 .52 ) 15 .98
12/31/21 18 .67 0 .23 4 .64 4 .87 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 22 .74
12/31/20 16 .75 0 .23 3 .00 3 .23 ( 0 .27 ) ( 1 .04 ) ( 1 .31 ) 18 .67
12/31/19 14 .98 0 .29 4 .18 4 .47 ( 0 .28 ) ( 2 .42 ) ( 2 .70 ) 16 .75
12/31/18 16 .90 0 .29 ( 1 .06 ) ( 0 .77 ) ( 0 .29 ) ( 0 .86 ) ( 1 .15 ) 14 .98
22.7
STOCK INDEX FUND
6/30/23
#
31 .88 0 .28 4 .86 5 .14 — — — 37 .02
12/31/22 41 .02 0 .52 ( 8 .44 ) ( 7 .92 ) ( 0 .47 ) ( 0 .75 ) ( 1 .22 ) 31 .88
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
12/31/20 28 .02 0 .44 5 .28 5 .72 ( 0 .48 ) ( 0 .13 ) ( 0 .61 ) 33 .13
12/31/19 21 .94 0 .50 6 .21 6 .71 ( 0 .43 ) ( 0 .20 ) ( 0 .63 ) 28 .02
12/31/18 23 .68 0 .46 ( 1 .62 ) ( 1 .16 ) ( 0 .40 ) ( 0 .18 ) ( 0 .58 ) 21 .94
22.8
INTERNATIONAL EQUITY FUND
6/30/23
#
8 .11 0 .15 0 .82 0 .97 — — — 9 .08
12/31/22 10 .11 0 .21 ( 1 .94 ) ( 1 .73 ) ( 0 .27 ) — ( 0 .27 ) 8 .11
12/31/21 9 .22 0 .27 0 .73 1 .00 ( 0 .11 ) — ( 0 .11 ) 10 .11
12/31/20 8 .12 0 .12 1 .11 1 .23 ( 0 .13 ) — ( 0 .13 ) 9 .22
12/31/19 7 .07 0 .14 1 .45 1 .59 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 8 .12
12/31/18 9 .35 0 .17 ( 2 .36 ) ( 2 .19 ) ( 0 .09 ) — ( 0 .09 ) 7 .07
#
Unaudited
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
9 .25% $ 62,636 0 .62%
c
0 .53%
c
0 .94%
c
47%
( 15 .63 ) 57,667 0 .66 0 .53 0 .78 73
24 .76 74,964 0 .62 0 .53 0 .44 78
12 .80 60,254 0 .69 0 .53 0 .55 97
23 .72 53,609 0 .72 0 .53 0 .88 124
( 12 .05 ) 46,425 0 .66 0 .53 0 .52 86
12 .52 84,825 0 .28
c
0 .22
c
1 .62
c
15
( 17 .83 ) 77,038 0 .29 0 .22 1 .37 20
26 .35 102,130 0 .26 0 .22 1 .09 31
20 .47 81,812 0 .30 0 .22 1 .38 29
31 .38 70,890 0 .31 0 .22 1 .75 27
( 5 .55 ) 55,841 0 .32 0 .22 1 .68 38
16 .12 732,622 0 .08
c
0 .08
c
1 .65
c
1
( 19 .18 ) 653,220 0 .09 0 .09 1 .48 2
25 .63 833,428 0 .08 0 .08 1 .22 3
20 .76 678,732 0 .09 0 .09 1 .58 3
30 .81 584,156 0 .10 0 .09 1 .94 3
( 5 .28 ) 429,527 0 .10 0 .09 1 .89 4
11 .96 135,210 0 .60
c
0 .60
c
3 .39
c
11
( 16 .70 ) 121,540 0 .63 0 .60 2 .50 23
10 .84 143,490 0 .61 0 .60 2 .71 22
15 .34 122,446 0 .64 0 .60 1 .52 88
23 .07 107,619 0 .71 0 .60 1 .75 108
( 23 .58 ) 86,051 0 .71 0 .60 1 .96 67

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.9
CORE BOND FUND
6/30/23
#
$ 8 .89 $ 0 .18 $ 0 .06 $ 0 .24 $ — $ — $ — $ 9 .13
12/31/22 10 .56 0 .27 ( 1 .67 ) ( 1 .40 ) ( 0 .21 ) ( 0 .06 ) ( 0 .27 ) 8 .89
12/31/21 11 .10 0 .22 ( 0 .33 ) ( 0 .11 ) ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 10 .56
12/31/20 10 .59 0 .27 0 .56 0 .83 ( 0 .32 ) — ( 0 .32 ) 11 .10
12/31/19 9 .96 0 .32 0 .62 0 .94 ( 0 .31 ) — ( 0 .31 ) 10 .59
12/31/18 10 .31 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .27 ) — ( 0 .27 ) 9 .96
23.01
MONEY MARKET FUND
6/30/23
#
1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
12/31/22 1 .00 0 .02 ( 0 .01 ) 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
12/31/21 1 .00 — — — — — — 1 .00
12/31/20 1 .00 0 .00
d
— 0 .00
d
0 .00
d
— 0 .00
d
1 .00
12/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
12/31/18 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
23.1
BALANCED FUND
6/30/23
#
11 .01 ( 0 .01 ) 1 .06 1 .05 — — — 12 .06
12/31/22 14 .29 0 .20 ( 2 .60 ) ( 2 .40 ) ( 0 .33 ) ( 0 .55 ) ( 0 .88 ) 11 .01
12/31/21 13 .57 0 .22 1 .10 1 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 14 .29
12/31/20 12 .45 0 .26 1 .45 1 .71 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 13 .57
12/31/19 10 .94 0 .25 1 .79 2 .04 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 12 .45
12/31/18 11 .63 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .00 )
d
( 0 .06 ) ( 0 .06 ) 10 .94
#
Unaudited
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
The Fund’s expenses do not include the expenses of the Underlying Funds related to the Balanced Fund.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
2 .70% $ 193,700 0 .41%
c
0 .35%
c
3 .89%
c
49% 48%
( 13 .21 ) 191,255 0 .42 0 .35 2 .90 181 104
( 0 .99 ) 230,014 0 .42 0 .35 2 .03 258 89
7 .86 217,823 0 .37 0 .35 2 .52 154 91
9 .48 203,001 0 .37 0 .35 3 .04 117 111
( 0 .79 ) 189,285 0 .38 0 .35 3 .01 147 139
2 .33 135,043 0 .19
c
0 .15
c
4 .65
c
— —
1 .46 133,926 0 .21 0 .15 1 .55 — —
0 .00 96,930 0 .22 0 .06 0 .00 — —
0 .41 115,039 0 .20 0 .14 0 .37 — —
2 .09 105,806 0 .23 0 .15 2 .06 — —
1 .71 104,670 0 .24 0 .15 1 .73 — —
9 .54 64,557 0 .20
c
0 .10
c
( 0 .10 )
c
4 4
( 16 .59 ) 62,013 0 .21 0 .10 1 .63 18 18
9 .78 81,075 0 .18 0 .10 1 .52 16 16
14 .16 74,157 0 .18 0 .10 2 .06 28 28
18 .81 68,825 0 .20 0 .10 2 .07 19 19
( 5 .47 ) 56,516 0 .21 0 .10 1 .77 17 17

Notes to Financial Statements
(Unaudited)

1. Organization
TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
("SEC") under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities
Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Core Bond Fund, Money Market
Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF
Life”).
Current Fiscal Period:  The end of the reporting period for the Funds is June 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.

Notes to Financial Statements
(Unaudited) (continued)

Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, LLC (the "Adviser"), subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-
the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Long-Term Investments
:
Common stocks $135,737,364 $7,878,953 $— $143,616,317
Short-Term Investments
:
Repurchase agreement — 5,300,000 — 5,300,000
Total $135,737,364 $13,178,953 $— $148,916,317
1 1 1 1 1
Growth & Income
Long-Term Investments
:
Common stocks $176,993,982 $— $— $176,993,982
Total $176,993,982 $— $— $176,993,982
1 1 1 1 1
Large-Cap Value
Long-Term Investments
:
Common stocks $76,196,827 $— $160 $76,196,987
Short-Term Investments
:
Repurchase agreement — 1,935,000 — 1,935,000
Total $76,196,827 $1,935,000 $160 $78,131,987
1 1 1 1 1
Real Estate Securities
Long-Term Investments
:
Common stocks $67,711,108 $— $— $67,711,108
Short-Term Investments
:
Repurchase agreement — 415,000 — 415,000
Total $67,711,108 $415,000 $— $68,126,108
1 1 1 1 1
Small-Cap Equity
Long-Term Investments
:
Common stocks $60,614,111 $— $— $60,614,111
Short-Term Investments
:
Repurchase agreement — 2,035,000 — 2,035,000
Investments purchased with collateral from securities lending 239,326 — — 239,326
Investments in Derivatives
:
Futures contracts* 17,274 — — 17,274
Total $60,870,711 $2,035,000 $— $62,905,711
1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)

4. Investments
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Fund Level 1 Level 2 Level 3 Total
Social Choice Equity
Long-Term Investments
:
Common stocks $84,342,888 $— $— $84,342,888
Short-Term Investments
:
Repurchase agreement — 580,000 — 580,000
Investments purchased with collateral from securities lending 169,697 — — 169,697
Investments in Derivatives
:
Futures contracts* 13,921 — — 13,921
Total $84,526,506 $580,000 $— $85,106,506
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $727,177,383 $— $11,860 $727,189,243
Rights/Warrants — — 9 9
Short-Term Investments
:
Repurchase agreement — 5,510,000 — 5,510,000
Investments purchased with collateral from securities lending 1,679,637 — — 1,679,637
Investments in Derivatives
:
Futures contracts* 83,193 — — 83,193
Total $728,940,213 $5,510,000 $11,869 $734,462,082
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $5,144,183 $127,742,574 $— $132,886,757
Short-Term Investments
:
Repurchase agreement — 1,780,000 — 1,780,000
Total $5,144,183 $129,522,574 $— $134,666,757
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $7,687,395 $— $7,687,395
Corporate bonds — 75,298,171 — 75,298,171
Government bonds — 69,347,093 — 69,347,093
Structured assets — 37,026,328 — 37,026,328
Preferred stocks 67,496 — — 67,496
Short-Term Investments
:
Repurchase agreement — 3,775,000 — 3,775,000
Investments purchased with collateral from securities lending 3,347,174 — — 3,347,174
Investments in Derivatives
:
Forward foreign currency contracts* — 696 — 696
Credit default swap contracts* — (183,828) — (183,828)
Total $3,414,670 $192,950,855 $— $196,365,525
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt — 49,927,173 — 49,927,173
Repurchase agreement — 47,463,000 — 47,463,000
Treasury debt — 13,178,106 — 13,178,106
Variable rate securities — 31,940,889 — 31,940,889
Total $— $142,509,168 $— $142,509,168
1 1 1 1 1
Balanced
Registered investment companies $64,494,791 $— $— $64,494,791
Short-term investments — 60,000 — 60,000
Total $64,494,791 $60,000 $— $64,554,791
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Funds have when-issued/
delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of
Assets and Liabilities.
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Small-Cap Equity $230,242 $– $239,326 $– $239,326
Social Choice Equity 171,981 – 169,697 2,433 172,130
Stock Index 2,292,563 – 1,679,637 699,394 2,379,031
Core Bond 66,821 3,201,632 3,347,174 33,405 3,380,579
*May include cash and investment of cash collateral.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
22.1
Growth Equity $ 35,091,249 $ – $ 39,833,843 $ –
22.2
Growth & Income 58,277,864 – 61,862,571 –
22.3
Large-Cap Value 11,780,685 – 16,721,112 –
22.4
Real Estate Securities 5,047,994 – 8,929,490 –
22.5
Small-Cap Equity 27,860,927 – 27,693,732 –
22.6
Social Choice Equity 11,820,392 – 12,715,799 –
22.7
Stock Index 6,365,862 – 22,578,232 –
22.8
International Equity 13,101,631 – 11,561,631 –
22.9
Core Bond 36,781,426 71,691,429 15,778,124 77,167,436
23.1
Balanced 2,733,212 – 6,028,795 –

Notes to Financial Statements
(Unaudited) (continued)

5. Derivative Investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Fund Average Notional Amount of Futures Contracts Outstanding*
22.5
Small-Cap Equity $ 1,438,460
22.6
Social Choice Equity 480,654
22.7
Stock Index 5,711,516
22.9
Core Bond –**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund did not hold any futures contracts at the end of any fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Forward Contracts Outstanding*
22.9
Core Bond $ 232
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's
Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Fund Average Notional Amount of Swap Contracts Outstanding*
22.9
Core Bond $ 4,009,310
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Small-Cap Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 17,274 - $ –
1 1 1 1 1 1 1 1
Social Choice Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
13,921 - –
1 1 1 1 1 1 1 1
Stock Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
83,193 - –
1 1 1 1 1 1 1 1
Core Bond Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
696 - –
Credit default swap contracts Credit Unrealized appreciation on swap contracts
*
7,783 Unrealized depreciation
on swap contracts
*
(191,611)
1 1 1 1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.5
Small-Cap Equity Fund
Futures contracts Equity $ 90,145 $ 57,842
22.6
Social Choice Equity Fund
Futures contracts Equity 8,348 44,351
22.7
Stock Index Fund
Futures contracts Equity 365,871 298,404
22.9
Core Bond Fund
Futures contracts Interest rate (1,107) –
Forward contracts Foreign currency exchange rate (7) 696
Swap contracts Credit (93,415) (183,828)
Six Months Ended
6/30/23
Year Ended
12/31/22
22.1
Growth Equity Fund Shares Amount Shares Amount
Subscriptions 560,845
$ 8,026,931
896,568
$ 13,497,330
Reinvestments of distributions –
–
1,189,333
14,545,536
Redemptions (801,312)
(11,506,330)
(1,230,038)
(18,444,433)
Net increase (decrease) from shareholder transactions (240,467) $ (3,479,399) 855,863 $ 9,598,433
Six Months Ended
6/30/23
Year Ended
12/31/22
22.2
Growth & Income Fund Shares Amount Shares Amount
Subscriptions 319,750
$ 6,290,938
409,563
$ 8,801,985
Reinvestments of distributions –
–
1,183,518
20,072,458
Redemptions (546,334)
(10,802,626)
(1,238,627)
(25,992,130)
Net increase (decrease) from shareholder transactions (226,584) $ (4,511,688) 354,454 $ 2,882,313
Six Months Ended
6/30/23
Year Ended
12/31/22
22.3
Large-Cap Value Fund Shares Amount Shares Amount
Subscriptions 289,029
$ 4,895,799
792,003
$ 13,504,373
Reinvestments of distributions –
–
291,531
4,323,403
Redemptions (566,493)
(9,604,766)
(1,240,111)
(21,091,640)
Net increase (decrease) from shareholder transactions (277,464) $ (4,708,967) (156,577) $ (3,263,864)
Six Months Ended
6/30/23
Year Ended
12/31/22
22.4
Real Estate Securities Fund Shares Amount Shares Amount
Subscriptions 242,027
$ 3,204,355
738,164
$ 11,971,425
Reinvestments of distributions –
–
686,262
8,605,728
Redemptions (686,058)
(8,876,159)
(1,176,472)
(18,511,394)
Net increase (decrease) from shareholder transactions (444,031) $ (5,671,804) 247,954 $ 2,065,759
Six Months Ended
6/30/23
Year Ended
12/31/22
22.5
Small-Cap Equity Fund Shares Amount Shares Amount
Subscriptions 402,811
$ 5,067,237
323,890
$ 4,497,527
Reinvestments of distributions –
–
948,580
10,453,350
Redemptions (430,823)
(5,316,590)
(701,919)
(10,474,872)
Net increase (decrease) from shareholder transactions (28,012) $ (249,353) 570,551 $ 4,476,005

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Six Months Ended
6/30/23
Year Ended
12/31/22
22.6
Social Choice Equity Fund Shares Amount Shares Amount
Subscriptions 153,536
$ 2,564,170
267,338
$ 4,840,920
Reinvestments of distributions –
–
717,065
10,669,929
Redemptions (255,546)
(4,297,784)
(654,639)
(12,080,172)
Net increase (decrease) from shareholder transactions (102,010) $ (1,733,614) 329,764 $ 3,430,677
Six Months Ended
6/30/23
Year Ended
12/31/22
22.7
Stock Index Fund Shares Amount Shares Amount
Subscriptions 387,848
$ 13,158,236
1,155,698
$ 40,540,458
Reinvestments of distributions –
–
796,344
24,312,393
Redemptions (1,086,163)
(37,182,949)
(1,780,576)
(62,363,160)
Net increase (decrease) from shareholder transactions (698,315) $ (24,024,713) 171,466 $ 2,489,691
Six Months Ended
6/30/23
Year Ended
12/31/22
22.8
International Equity Fund Shares Amount Shares Amount
Subscriptions 918,197
$ 7,985,328
1,748,813
$ 14,531,024
Reinvestments of distributions –
–
560,888
3,886,951
Redemptions (1,005,031)
(8,769,345)
(1,522,256)
(12,509,383)
Net increase (decrease) from shareholder transactions (86,834) $ (784,017) 787,445 $ 5,908,592
Six Months Ended
6/30/23
Year Ended
12/31/22
22.9
Core Bond Fund Shares Amount Shares Amount
Subscriptions 713,555
$ 6,512,378
1,686,243
$ 16,049,062
Reinvestments of distributions –
–
655,244
5,792,357
Redemptions (993,427)
(9,065,004)
(2,622,377)
(24,734,667)
Net increase (decrease) from shareholder transactions (279,872) $ (2,552,626) (280,890) $ (2,893,248)
Six Months Ended
6/30/23
Year Ended
12/31/22
23.01
Money Market Fund Shares Amount Shares Amount
Subscriptions 42,236,826
$ 42,240,697
112,643,972
$ 112,643,972
Reinvestments of distributions 2,998,062
2,994,191
1,861,487
1,861,487
Redemptions (44,119,687)
(44,119,687)
(77,509,585)
(77,509,585)
Net increase (decrease) from shareholder transactions 1,115,201 $ 1,115,201 36,995,874 $ 36,995,874
Six Months Ended
6/30/23
Year Ended
12/31/22
23.1
Balanced Fund Shares Amount Shares Amount
Subscriptions 60,721
$ 707,712
144,609
$ 1,776,403
Reinvestments of distributions –
–
444,554
4,712,273
Redemptions (339,902)
(3,943,882)
(632,346)
(7,632,364)
Net increase (decrease) from shareholder transactions (279,181) $ (3,236,170) (43,183) $ (1,143,688)

Notes to Financial Statements
(Unaudited) (continued)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
The Advisers, a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between
Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with the Advisers under which the
Funds pay the Advisers for its costs in providing certain administrative and compliance services to the Funds.
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares.
Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
22.1
Growth Equity $91,878,152 $60,783,930 $(3,745,765) $57,038,165
22.2
Growth & Income 126,502,651 53,710,361 (3,219,030) 50,491,331
22.3
Large-Cap Value 54,846,103 25,109,244 (1,823,360) 23,285,884
22.4
Real Estate Securities 47,656,051 21,502,380 (1,032,323) 20,470,057
22.5
Small-Cap Equity 53,938,414 13,223,389 (4,256,092) 8,967,297
22.6
Social Choice Equity 53,582,271 35,096,409 (3,572,174) 31,524,235
22.7
Stock Index 261,255,499 503,956,679 (30,750,096) 473,206,583
22.8
International Equity 113,576,371 26,799,782 (5,709,396) 21,090,386
22.9
Core Bond 214,469,022 598,705 (18,702,202) (18,103,497)
23.1
Balanced 59,373,885 10,344,899 (5,163,993) 5,180,906
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
22.1
Growth Equity $363,593 $– $21,070,218 $(4,742,386) $– $(6,450) $16,684,975
22.2
Growth & Income 1,815,029 35,882,658 22,438,366 – – (3,593) 60,132,460
22.3
Large-Cap Value 1,283,927 1,128,625 23,328,885 – – (8,020) 25,733,417
22.4
Real Estate Securities 1,778,311 – 17,751,319 (34,142) – (9,767) 19,485,721
22.5
Small-Cap Equity 518,474 1,478,388 3,375,050 – – (6,151) 5,365,761
22.6
Social Choice Equity 1,145,187 2,351,524 24,494,420 – – (5,321) 27,985,810
22.7
Stock Index 10,468,114 6,546,846 382,499,928 – – (29,979) 399,484,909
22.8
International Equity 2,789,935 – 5,784,278 (6,875,932) – (11,341) 1,686,940
22.9
Core Bond 5,989,860 – (21,727,057) (10,479,701) – (16,787) (26,233,685)
23.01
Money Market 861 – – – – – 861
23.1
Balanced 1,594,901 1,740,453 (646,356) – – (1,820) 2,687,178
Fund Short-Term Long-Term Total
22.1
Growth Equity $4,742,386 $– $4,742,386
22.2
Growth & Income – – –
22.3
Large-Cap Value – – –
22.4
Real Estate Securities 34,142 – 34,142
22.5
Small-Cap Equity – – –
22.6
Social Choice Equity – – –
22.7
Stock Index – – –
22.8
International Equity 1,416,774 5,459,158 6,875,932
22.9
Core Bond 8,365,247 2,114,454 10,479,701
23.01
Money Market – – –
23.1
Balanced – – –

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The Adviser and its affiliates have voluntarily agreed to waive Fund fees in order to keep the Fund’s yield non-negative. As of June 30, 2023, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted
annual percentage of average daily net assets:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations. During the current fiscal period, the values of voluntary compensation were as follows:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
As of June 30, 2023, certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Fund Investment Management Fee Maximum Expense Amounts‡
22.1
Growth Equity 0.45% 0.52%
22.2
Growth & Income 0.45 0.52
22.3
Large-Cap Value 0.45 0.52
22.4
Real Estate Securities 0.50 0.57
22.5
Small-Cap Equity 0.46 0.53
22.6
Social Choice Equity 0.15 0.22
22.7
Stock Index 0.06 0.09
22.8
International Equity 0.50 0.60
22.9
Core Bond 0.30 0.35
23.01
Money Market 0.10 0.15
23.1
Balanced 0.10 0.10
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
22.1
Growth Equity $11,458
22.2
Growth & Income 15,070
22.3
Large-Cap Value 7,341
22.4
Real Estate Securities 6,430
22.8
International Equity 13,972
Fund Purchases Sales Realized Gain (Loss)
Growth Equity $ 1,052,900 $ 828,815 $ (53,046)
Growth & Income 1,556,186 918,679 321,999
Real Estate Securities – 4,486 (1,218)
Small-Cap Equity 72,793 61,728 (26,477)
Social Choice Equity 7,905 25,277 1,903
Stock Index 4,456 663,341 348,680
Underlying Fund
Investments in funds
held by TIAA-CREF Life
Investments in funds
held by Life Balanced Total
22.1
Growth Equity 96% 4% 100%
22.2
Growth & Income 96 4 100
22.3
Large-Cap Value 93 7 100
22.4
Real Estate Securities 98 2 100
22.5
Small-Cap Equity 98 2 100
22.6
Social Choice Equity 100 – 100
22.7
Stock Index 99 1 100
22.8
International Equity 95 5 100
22.9
Core Bond 84 16 100
23.01
Money Market 100 – 100
23.1
Balanced 100 – 100

Notes to Financial Statements
(Unaudited) (continued)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The TIAA-CREF Life
Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds (other than Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Issue
Value at
12/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
6/30/23
Balanced Fund
TIAA-CREF Life Funds:
Core Bond
$ 31,340,787 $ 1,870,626 $ 2,198,976 $ (341,551) $ 1,181,079 $ – $ 31,851,965
Growth & Income
6,085,937 101,668 967,272 133,189 1,208,013 – 6,561,535
Growth Equity
5,328,230 72,687 802,719 (142,843) 1,761,403 – 6,216,758
International Equity
6,215,986 284,704 745,537 88,802 643,744 908 6,487,699
Large-Cap Value
5,686,091 82,343 569,940 71,042 271,260 – 5,540,796
Real Estate Securities
1,218,693 134,130 100,075 (1,342) 49,464 – 1,300,870
Small-Cap Equity
1,222,490 107,535 149,690 5,593 114,336 – 1,300,264
Stock Index
4,880,039 79,519 494,586 171,969 597,963 – 5,234,904
$61,978,253 $2,733,212 $6,028,795 $(15,141) $5,827,262 $908 $64,494,791

Additional Fund Information
(Unaudited)
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
Portfolio holdings
The TIAA-CREF Life Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form
N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Fund management
The TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives,
risks, charges and expenses of any fund before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-
CREF Life Insurance Company, New York, NY.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Approval of Investment Management Agreement
(Unaudited)
Board Renewal of the Investment Management Agreement for the TIAA-CREF Life Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC
(“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the
Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the Trust (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the Renewal Process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs and portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable products, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not
Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by
Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of
Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

Approval of Investment Management Agreement
(continued)
(Unaudited)
The Nature, Extent and Quality of Services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement
Equities Fund, the TIAA-CREF Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties, managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios;
active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the
Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. With respect to the Balanced Fund, which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools (“underlying funds”), Advisors is also responsible for selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the
Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment Performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The
Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also considered the three-year performance of the Stock Index Fund before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, securities lending and class action litigation, as applicable, on the Stock Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-
by-Fund synopsis below.
The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken, or planned to be taken, by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.
Cost and Profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The
Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2022.

Fees Charged by Other Advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. The Board considered
Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds that underlie variable insurance products.
Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the
Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.
Economies of Scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. The Board also considered Advisors’ reimbursement of the Funds for all of their soft dollar expense in 2022, as well as Advisors’ commitment to reimburse the Funds for all of their soft dollars in the future. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and Performance Comparisons with Other Advisors Clients
The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such investment companies and accounts. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’
representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other Benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as administration and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds are utilized primarily as investment options for products offered by an affiliate of Advisors, TIAA-CREF Life Insurance Company. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of
America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-
profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Fund-by-Fund Synopsis of Factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups
(that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. All time periods referenced below are ended December 31,
2022. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2022 under the Agreement.
Growth Equity Fund
The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes
(“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense
Universe”).
The Fund was in the 4th, 3rd, 2nd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th,
3rd, 3rd and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes
(“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Growth & Income Fund
The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 2nd, 2nd and 1st quintiles of both its Expense Group and Expense Universe.
The Fund was in the 5th quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 5th, 5th, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
The Fund’s portfolio managers changed in November 2022.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Large-Cap Value Fund
The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 5th, 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 2 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Real Estate Securities Fund
The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 5th, 4th, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.

Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Small-Cap Equity Fund
The Fund’s annual contractual investment management fee rate is 0.46% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in each the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 3rd, 2nd 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Social Choice Equity Fund
The Fund’s annual contractual investment management fee rate is 0.15% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 4th, 2nd, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Stock Index Fund
The Fund’s annual contractual investment management fee rate is 0.06% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
For the three-year period, the Fund’s adjusted annualized gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +4 basis points. For reference, one basis point equals 0.01%.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
International Equity Fund
The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund ranked 3 out of 3 funds, 1 out of 3 funds, 2 out of 2 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 1st, 5th and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Core Bond Fund
The Fund’s annual contractual investment management fee rate is 0.30% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.

Approval of Investment Management Agreement
(continued)
(Unaudited)
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Money Market Fund
The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 5th and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund did not have a Performance Group. The Fund was in the 2nd quintile of its Performance Universe for each of the one-
and three-year periods and ranked 2 out of 5 funds and 2 out of 4 funds for the five- and ten-year periods, respectively.
Money market funds are not rated by Morningstar.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
Balanced Fund
The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of its Expense Universe.
The Fund was in the 5th, 3rd and 3rd quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The
Fund was in the 4th, 3rd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period and also incurred a net loss on each of the underlying funds in which the Fund invested.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits each Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)

Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE Index
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “Nareit®” is a trade mark of the National Association of
Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard
& Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones
Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow
Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P
500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500
Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow
Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P
500 INDEX
OR ANY DATA
RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH
RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW
JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR
PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX
OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE
FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR
GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO
THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE
FUND
, OTHER THAN THE LICENSORS OF S&P
DOW JONES INDICES.

MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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A10937 (8/23)

Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: August 17, 2023	TIAA-CREF LIFE FUNDS

	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 17, 2023	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: August 17, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal
Accounting Officer and Treasurer
(principal financial officer)